Semi-Annual
             Northwestern Mutual
Report       Variable Life Account

June 30, 2001





Northwestern Mutual
Series Fund, Inc. and
Russell Insurance Funds

The Northwestern Mutual          [LOGO]Northwestern Mutual[TM]
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202
(414) 271-1444

LETTER TO POLICYOWNERS            JULY 31, 2001

At mid-year 2001, the U.S. economy and equity markets seem to be in a period characterized mainly by uncertainty. After nine years of economic growth and a buoyant stock market, most sectors of the economy are slumping, and the stock market is highly volatile and trending generally downward. Meanwhile, the bond market has proven to be something of a safe haven for investors, responding in characteristic fashion to a significant drop in short-term interest rates.

The driving force behind the extended period of rapid economic growth experienced during the 1990s was an accelerating pace of technological advancement, which produced significant improvements in productivity and also created an aura of excitement. Soaring corporate earnings fueled a high level of investment, as companies rushed to install the latest technology and add capacity to meet growing demand. Dramatic increases in the value of tech-heavy stock portfolios helped drive consumer spending.

Technology is an equally significant factor in the current slowdown, and changing technology is also making it more difficult to predict future economic direction based on past experience. The rapid information flow made possible by technology has compressed reaction time among executives, investors and policy makers. With order and inventory data readily available, companies can rapidly adjust production schedules. Information about earnings and the economy that used to trickle gradually into markets is now available instantly. News about profit expectations moves stock prices instantly, at a time when more people than ever before have a stake in equity markets.

The ready availability of information may be making the pattern of this slowdown different from previous cycles. Most past recessions have been led by consumers, who became cautious and stopped investing in housing and other big-ticket items. As the effects of weaker consumer spending were felt, companies gradually reduced capital spending. Inflation fears typically made the Federal Reserve slow to cut interest rates.

This time, a rather sudden drop in demand for high-tech products raced quickly through the industrial sector. Many young technology companies that relied on rapid revenue growth for essential cash flow have had to cut back dramatically or cease operations altogether. The Fed has acted in a manner it has described as "rapid and forceful," with six cuts in interest rates totaling 275 basis points in the first half of 2001.

Consumers, however, remain confident and willing to spend, most likely because unemployment remains relatively low, despite recent layoffs. Fueled in part by reductions in interest rates, the critical housing and auto sectors remain strong. The Conference Board's confidence index rose for the second consecutive month in June; reduced withholding and the upcoming tax refund checks should provide further impetus to consumer spending.

Another positive influence is the drop in energy prices in recent months, driven by increased production and price-driven conservation measures. Low energy prices helped sustain the boom of the 1990s, and last year's surge added to the current slowdown. Now that market forces are again lowering energy prices, the effect on the economy should be positive.

An important consideration for the U.S. economy and markets is the situation abroad. Economic news from Europe, Asia and Latin America is almost uniformly bad. The global influence of the United Sates extends far beyond our nation's 23% share of world gross domestic product, since the U.S. is a leading trading partner for most countries. Reduced import demand in the U.S. is a big factor in the slowdown in the rest of the world, and weaker foreign demand is a problem for beleaguered U.S. manufacturers. Steady appreciation in the dollar compounds the problem by making goods expensive for foreign buyers.

An important unanswered question for gauging the likelihood of a speedy return to growth is how much of the current weakness is caused by a glut of inventory. If inventory is, in fact, the main problem, the oversupply should be largely resolved by the Fed's easing, which will encourage spending. But if there is a significant structural problem of excess capacity, any recovery that develops may be very gradual.

While we all enjoyed the good times of the 1990s, realistic observers never expected the boom to continue indefinitely. As in recent years, we believe it is advisable to approach your variable life policy with a long-term perspective, and to take advantage of the many resources of the Northwestern Mutual Financial Network.
The Northwestern Mutual Life
Insurance Company

JAMES A. ERICSON SIGNATURE

Mason G. Ross,
Executive Vice President
and Chief Investment Officer

[ROSS Photo]

                                                          Letter to Policyowners

                      (This page intentionally left blank)

CONTENTS

Letter to Policyowners
Performance Summary for Separate Accounts                     2
Economic Overview and Outlook                                 6
Series Fund Objectives and Schedule of Investments
  Small Cap Growth Stock Portfolio                            7
  Aggressive Growth Stock Portfolio                          10
  Franklin Templeton International Equity Portfolio          13
  Index 400 Stock Portfolio                                  16
  Growth Stock Portfolio                                     22
  J.P. Morgan Select Growth and Income Stock Portfolio       25
  Index 500 Stock Portfolio                                  28
  Balanced Portfolio                                         35
  High Yield Bond Portfolio                                  48
  Select Bond Portfolio                                      54
  Money Market Portfolio                                     60
Statements of Assets and Liabilities                         64
Statements of Operations                                     66
Statements of Changes in Net Assets                          68
Financial Highlights                                         74
Notes to Series Fund Financial Statements                    80
Variable Life Account Financial Statements                   83
Notes to Variable Life Account Financial Statements          92
Directors and Officers                                       96
The Russell Semi-Annual Report Starts After Page 96

 There is a wealth of information about Variable CompLife available at the touch of a button. For the latest information about policy values and performance data, call the toll-free Northwestern Mutual Express line any time. 1-800-519-4665.

 Policyowners must provide a policy number plus a Personal Identification Number (PIN) to utilize this service. You can also visit us at our customer service section from our Web site for information on policy values, fund performance, and other information about Northwestern Mutual.
 www.northwesternmutual.com

 To sign up for this service please call 1-866-424-2609 between 7 a.m. - 6 p.m. Central Standard Time Monday - Friday. As always, your Financial
 Representative of the Northwestern Mutual Financial Network is available to answer any questions you have about your variable life policy or any of our products.

                                                                        Contents

PERFORMANCE SUMMARY    AS OF JUNE 30, 2001

Variable Life -- Policies Issued Before October 11, 1995
                                                           FRANKLIN
                                                           TEMPLETON
                           SMALL CAP      AGGRESSIVE     INTERNATIONAL
      TOTAL RETURN        GROWTH STOCK      GROWTH          EQUITY
   (AS OF 6/30/2001)        DIVISION     STK. DIVISION     DIVISION
----------------------------------------------------------------------
1 year..................     (28.72)%       (33.80)%        (26.80)%
5 years.................          -          29.51%          15.75%
 Annualized.............          -           5.31%           2.97%
10 years................          -              -               -
 Annualized.............          -              -               -
Since division inception
 in Variable Life
 Account................      32.44%@@      120.64%*         42.71%#
 Annualized.............      15.08%         11.69%           5.09%
Since portfolio
 inception++............      59.93%@@      309.54%*         76.25%
 Annualized.............      24.19%         15.14%           7.18%
 Current Yield###.......
Variable Complife -- Policies Issued On or After October 11, 1995**
Without Surrender
----------------------------------------------------------------------
1 year..................     (23.10)%       (28.59)%        (21.04)%
5 years.................          -          40.28%          25.37%
 Annualized.............          -           7.00%           4.63%
10 years................          -              -               -
 Annualized.............          -              -               -
Since division inception
 in Variable Life
 Account................      43.01%@@      139.51%*         54.92%#
 Annualized.............      19.59%         12.98%           6.30%
Since portfolio
 inception++............      72.69%@@      278.41%*         91.53%
 Annualized.............      28.67%         14.23%           8.28%
 Current Yield###.......
Variable Complife -- Policies Issued On or After October 11, 1995**
With Surrender Charge
----------------------------------------------------------------------
1 year..................     (62.88)%       (68.37)%        (60.82)%
5 years.................          -          (7.63)%        (22.54)%
 Annualized.............          -          (1.57)%         (4.98)%
10 years................          -              -               -
 Annualized.............          -              -               -
Since division inception
 in Variable Life
 Account................       1.20%@@       95.28%*         10.69%#
 Annualized.............       0.60%          9.94%           1.66%
Since portfolio
 inception++............      30.88%@@      239.69%*         49.14%
 Annualized.............      13.22%         13.01%           5.02%
 Current Yield###.......

Variable Life -- Policies Issued Before October 11, 1995
                                                 J.P MORGAN SELECT
                                                      GROWTH &
                          INDEX 400    GROWTH          INCOME         INDEX 500
      TOTAL RETURN          STOCK      STOCK           STOCK            STOCK     BALANCED
   (AS OF 6/30/2001)      DIVISION    DIVISION        DIVISION        DIVISION    DIVISION
------------------------  --------------------------------------------------------------------
1 year..................   (13.47)%    (32.02)%        (26.28)%        (31.04)%    (22.34)%
5 years.................        -       51.54%          36.16%          54.50%      33.12%
 Annualized.............        -        8.67%           6.37%           9.09%       5.89%
10 years................        -           -               -          194.20%!    121.90%
 Annualized.............        -           -               -           11.39%       8.30%
Since division inception
 in Variable Life
 Account................     0.86%@@   119.34%##        89.08%##            -           -
 Annualized.............     0.43%      11.60%           9.31%              -           -
Since portfolio
 inception++............     6.29%@@        -               -               -           -
 Annualized.............     2.85%          -               -               -           -
 Current Yield###.......
Variable Complife -- Policies Issued On or After October 11, 1995**
Without Surrender
------------------------
1 year..................    (6.66)%    (26.66)%        (20.48)%        (25.61)%    (16.23)%
5 years.................        -       64.14%          47.49%          67.35%      44.20%
 Annualized.............        -       10.42%           8.08%          10.85%       7.59%
10 years................        -           -               -          220.29%!    141.59%
 Annualized.............        -           -               -           12.35%       9.22%
Since division inception
 in Variable Life
 Account................     8.92%@@   138.10%##       105.27%##            -           -
 Annualized.............     4.36%      12.88%          10.57%              -           -
Since portfolio
 inception++............    14.74%@@        -               -               -           -
 Annualized.............     6.55%          -               -               -           -
 Current Yield###.......
Variable Complife -- Policies Issued On or After October 11, 1995**
With Surrender Charge
------------------------
1 year..................   (46.44)%    (66.44)%        (60.26)%        (65.39)%    (56.01)%
5 years.................        -       16.23%          (0.42)%         19.44%      (3.71)%
 Annualized.............        -        3.05%          (0.08)%          3.62%      (0.75)%
10 years................        -           -               -          181.58%@@   102.88%
 Annualized.............        -           -               -           10.91%       7.33%
Since division inception
 in Variable Life
 Account................   (30.86)%@@   93.87%##        61.04%##            -           -
 Annualized.............   (18.08)%      9.83%           7.05%              -           -
Since portfolio
 inception++............   (27.07)%@@       -               -               -           -
 Annualized.............   (13.56)%         -               -               -           -
 Current Yield###.......

All total return figures shown above reflect all portfolio expenses, mortality and expense risk charges and all deductions taken from premiums. Returns do not include cost of insurance charges. These charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Premium deductions for Variable Life policies are reflected as 18.95% of premium based on average charges during the first ten policy years for a Variable Whole Life policy with a policy size of $100,000 and an annual premium of $1,536 for a male, age 35, select risk. Premium deductions for Variable CompLife policies are reflected as 12.65%. The premium deductions and surrender charges for Variable CompLife policies are based on an assumed average contract size of $200,000 of Variable Whole Life amount, $0 of Additional Protection and an annual premium of $2,610 for a male, age 35, select risk. Assumes annual premiums are paid in renewal years; if not, then a portion of the deductions to be taken from renewal premiums will be deducted from the account assets, reducing the rate of return.

Performance data represents past results and is not a guarantee of future results. Future value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost.

 !On April 30, 1993, the Index 500 Stock Portfolio was indexed to approximate the performance of the Standard and Poor's 500 Composite Stock Price Index. Before then, the Portfolio was actively managed.
 #Inception date of this division in the Variable Life Account was 5/3/94.
  Actual portfolio inception was 4/30/93. Performance quoted prior to 4/30/93 is based on actual investment experience, adjusted for expenses of the product and premium charges. These returns are not a guarantee of future performance.
 ##Inception date of 5/3/94.
 ++Returns stated are as of the inception date of the portfolio which precedes availability in the Variable Life Account. See the following footnotes for portfolio inception dates.
 *Inception date of this division in the Variable Life Account was 5/3/94.
  Actual fund inception was 11/30/1990. Performance quoted prior to 11/30/1990 is based on actual investment experience, adjusted for expenses of the product and premium charges.
 **Product inception date of 10/11/95. Returns prior to 10/11/95 were reflected using the actual investment experience of each division, adjusted for the expenses of the product and premium charges.
 @@Inception date of this division in the Variable Life Account was 6/30/99.
   Actual fund inception was 4/30/99. Performance quoted prior to 6/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
 +Inception date of this division in the Variable Life Account was 6/30/99.
  Actual fund inception was 1/2/97. Performance quoted prior to 6/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
###For the seven-day period ended June 30, 2001, the Money Market Portfolio's yield was 3.50% and was equivalent to a compound effective yield of 3.56%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Note: "Standard and Poor's 500", "S&P 500" and "S&P 400" are trademarks of The
      McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Series Fund and its Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in them.

Performance Summary                     2

                                                           RUSSELL      RUSSELL                               RUSSELL
                      HIGH YIELD    SELECT     MONEY     MULTI-STYLE   AGGRESSIVE    RUSSELL     RUSSELL    REAL ESTATE
                         BOND        BOND      MARKET      EQUITY        EQUITY     NON-U.S.    CORE BOND   SECURITIES
                       DIVISION    DIVISION   DIVISION    DIVISION+    DIVISION+    DIVISION+   DIVISION+    DIVISION
-----------------------------------------------------------------------------------------------------------------------
                        (13.51)%     (9.50)%   (14.86)%    (32.68)%      (22.84)%    (38.06)%    (12.24)%      (2.45)%
                         (0.34)%     10.15%      2.22%          -             -           -           -            -
                         (0.07)%      1.95%      0.44%          -             -           -           -            -
                             -       63.08%     21.87%          -             -           -           -            -
                             -        5.01%      2.00%          -             -           -           -            -
                         26.00%##        -          -      (33.19)%      (16.80)%    (26.94)%     (9.19)%       2.03%@@
                          3.28%          -          -      (18.27)%       (8.78)%    (14.52)%     (4.70)%       1.01%
                             -           -          -       21.78%        12.69%     (12.94)%      3.99%        0.39%@@
                             -           -          -        4.49%         2.70%      (3.04)%      0.87%        0.18%
                                                 3.50%
---------------------------------------------------------------------------------------------------------------------------
                        (11.97)%     (2.38)%    (8.15)%    (27.37)%      (16.77)%    (33.18)%     (5.34)%       5.23%
                          7.93%      19.30%     10.72%          -             -           -           -            -
                          1.54%       3.59%      2.05%          -             -           -           -            -
                             -       77.55%     32.68%          -             -           -           -            -
                             -        5.91%      2.84%          -             -           -           -            -
                         36.77%##        -          -      (27.37)%      (10.15)%    (21.11)%     (1.94)%      10.18%@@
                          4.47%          -          -      (15.07)%       (5.21)%    (11.18)%     (0.97)%       4.96%
                             -           -          -       31.83%        22.00%      (5.74)%     12.58%        8.42%@@
                             -           -          -        6.35%         4.53%      (1.31)%      2.67%        3.80%
                                                 3.50%
---------------------------------------------------------------------------------------------------------------------------
                        (51.75)%    (42.16)%   (47.93)%    (67.15)%      (56.55)%    (72.96)%    (45.12)%     (34.55)%
                        (39.97)%    (28.61)%   (37.19)%         -             -           -           -            -
                         (9.70)%     (6.52)%    (8.89)%         -             -           -           -            -
                             -       38.84%     (6.03)%         -             -           -           -            -
                             -        3.34%     (0.66)%         -             -           -           -            -
                         (7.46)%*        -          -      (67.15)%      (49.93)%    (60.89)%    (41.71)%     (29.60)%@@
                         (0.80)%##       -          -      (44.93)%      (30.69)%    (39.11)%    (25.00)%     (17.32)%
                             -           -          -      (14.04)%      (23.88)%    (51.62)%    (33.29)%     (33.40)%@@
                             -           -          -       (3.31)%       (5.90)%    (14.93)%     (8.62)%     (17.10)%
                                                 3.50%

                                        3                    Performance Summary

PERFORMANCE SUMMARY    AS OF JUNE 30, 2001

Variable Executive Life -- Policies First Offered on March 2, 1998*** Without Surrender Charge
                                                         FRANKLIN
                                                         TEMPLETON
      TOTAL RETURN         SMALL CAP     AGGRESSIVE    INTERNATIONAL   INDEX 400    GROWTH
     WITH SURRENDER       GROWTH STOCK   GROWTH STK.      EQUITY         STOCK       STOCK
   (AS OF 6/30/2001)       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO
--------------------------------------------------------------------------------------------

1 year..................     -28.91%       -34.32%        -27.33%       -14.03%     -32.54%
5 years.................          -         22.13%         -7.23%            -       14.42%
 Annualized.............          -          4.08%         -1.49%            -        2.73%
10 years................          -             -              -             -           -
 Annualized.............          -             -              -             -           -
Since division inception
 in Variable Life
 Account................       7.62%@@      99.70%*        24.24%**      -2.94%@@    94.48%#
 Annualized.............       3.74%         9.03%          2.75%        -1.48%       8.67%
Since portfolio
 inception++............      32.12%@@     225.89%*        48.61%        -5.07%@@        -
 Annualized.............       9.73%        12.54%          4.50%        -1.72%          -
Current Yield###........
Variable Executive Life -- Policies First Offered on March 2, 1998***  With Surrender Charge
--------------------------------------------------------------------------------------------

1 year..................     -13.91%       -19.32%        -12.33%         0.97%     -17.54%
5 years.................          -         22.13%         -7.23%            -       14.42%
 Annualized.............          -          4.08%         -1.49%            -        2.73%
10 years................          -             -              -             -           -
 Annualized.............          -             -              -             -           -
Since division inception
 in Variable Life
 Account................      17.48%@@      99.70%*        24.24%**       6.77%@@    94.48%#
 Annualized.............       8.39%         9.03%          2.75%         3.33%       8.67%
Since portfolio
 inception++............      41.44%@@     225.89%*        48.61%         3.06%@@        -
 Annualized.............      12.25%        12.54%          4.50%         1.01%          -
 Current Yield###.......
Variable Joint Life -- Policies First Offered on December 28, 1998****  Without Surrender
Charge
--------------------------------------------------------------------------------------------

1 year..................     -33.75%       -39.24%        -32.15%       -18.60%     -37.43%
5 years.................          -         -0.40%        -25.00%            -       -5.33%
 Annualized.............          -         -0.08%         -5.59%            -       -1.09%
10 years................          -             -              -             -           -
 Annualized.............          -             -              -             -           -
Since division inception
 in Variable Life
 Account................      -2.23%@@      58.90%*        -4.70%**     -14.99%@@    54.99%#
 Annualized.............      -1.12%         5.96%         -0.60%        -7.80%       5.63%
Since portfolio
 inception++............      17.69%@@     168.48%*        15.05%       -21.37%@@        -
 Annualized.............       5.58%        10.38%          1.57%        -7.70%          -
 Current Yield###.......
Variable Joint Life -- Policies First Offered on December 28, 1998****  With Surrender
Charge
--------------------------------------------------------------------------------------------

1 year..................     -83.75%       -89.24%        -82.15%       -68.60%     -87.43%
5 years.................          -         -9.52%        -33.41%            -      -14.35%
 Annualized.............          -         -1.98%         -7.81%            -       -3.05%
10 years................          -             -              -             -           -
 Annualized.............          -             -              -             -           -
Since division inception
 in Variable Life
 Account................     -30.91%@@      53.93%*        -8.84%**     -42.83%@@    50.01%#
 Annualized.............     -16.88%         5.54%         -1.15%       -24.39%       5.20%
Since portfolio
 inception++............     -19.36%@@     168.48%*        12.53%       -51.85%@@        -
 Annualized.............      -6.92%        10.38%          1.32%       -21.62%          -
 Current Yield###.......

Variable Executive Life -- Policies First Offered on March 2, 1998*** Without Surrender Charge
                          J.P MORGAN SELECT
                               GROWTH &
      TOTAL RETURN              INCOME         INDEX 500
     WITH SURRENDER             STOCK            STOCK     BALANCED
   (AS OF 6/30/2001)          PORTFOLIO        PORTFOLIO   PORTFOLIO
------------------------  ----------------------------------------------
1 year..................        -26.82%         -31.56%     -22.88%
5 years.................         -0.05%          12.32%      10.46%
 Annualized.............         -0.01%           2.35%       2.01%
10 years................             -          194.61%@@   116.29%
 Annualized.............             -           11.41%       8.02%
Since division inception
 in Variable Life
 Account................         58.07%#             -           -
 Annualized.............          5.89%              -           -
Since portfolio
 inception++............             -               -           -   -
 Annualized.............             -               -           -
Current Yield###........
Variable Executive Life -- Policies First Offered on March 2, 1998***  With Surrender Charge
------------------------
1 year..................        -11.82%         -16.56%      -7.88%
5 years.................         -0.05%          12.32%      10.46%
 Annualized.............         -0.01%           2.35%       2.01%
10 years................             -          194.61%@@   116.29%
 Annualized.............             -           11.41%       8.02%
Since division inception
 in Variable Life
 Account................         58.07%#             -           -
 Annualized.............          5.89%              -           -
Since portfolio
 inception++............             -               -           -
 Annualized.............             -               -           -
 Current Yield###.......
Variable Joint Life -- Policies First Offered on December 28, 1998****  Without Surrender
Charge
------------------------
1 year..................        -31.62%         -36.44%     -27.62%
5 years.................        -17.99%          -6.85%      -9.65%
 Annualized.............         -3.89%          -1.41%      -2.01%
10 years................             -          140.90%@@    73.26%
 Annualized.............             -            9.19%       5.65%
Since division inception
 in Variable Life
 Account................         24.33%#             -           -
 Annualized.............          2.76%              -           -
Since portfolio
 inception++............             -               -           -
 Annualized.............             -               -           -
 Current Yield###.......
Variable Joint Life -- Policies First Offered on December 28, 1998****  With Surrender
Charge
------------------------
1 year..................        -81.62%         -86.44%     -77.62%
5 years.................        -26.61%         -15.84%     -18.55%
 Annualized.............         -6.00%          -3.39%      -4.02%
10 years................             -          140.90%@@    73.26%
 Annualized.............             -            9.19%       5.65%
Since division inception
 in Variable Life
 Account................         19.76%#             -           -
 Annualized.............          2.28%              -           -
Since portfolio
 inception++............             -               -           -
 Annualized.............             -               -           -
 Current Yield###.......

All total return figures shown above reflect all portfolio expenses, mortality and expense risk charges and all deductions taken from premiums. Returns do not include cost of insurance charges. These charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Premium deductions for Variable Executive Life policies are comprised of 3.6% for state premium tax and federal tax and 15% for sales costs. Returns also reflect the annual administrative charge of 0.36% in policy year 1 and 0.12% in all other policy years. The charges against Policy Value assume an average Specified Amount of $500,000, Death Benefit Option A, and an annual premium of $10,000 for a sex-neutral, age 45, guaranteed issue non-tobacco risk. Total returns with surrender for Variable Executive Life policies are based on the same policy assumptions as premium deductions. They include a cash value increase equal to a portion of the sales load previously deducted, which is only applicable for the first two years.

Premium deductions for the Variable Joint Life insurance policies are comprised of 3.6% for state premium tax and federal tax and 6.4% for sales costs. Returns also reflect Policy Value charges such as underwriting and issue charge of 0.22%, the deferred sales charge of 0.69% and the annual administrative charge of 0.02%. The charges against Policy Value assume an average Specified Amount of $3,000,000, Death Benefit Option A, and an annual premium of $55,740 for an age 55 male select/age 55 female select risk. Surrender charges are deducted from the policy proceeds upon surrender of the policy during the first 10 policy years (year 1, 50% of the paid premium, years 2-10, charge decreases by the same dollar amount month by month to zero at the end of the 10th year).

Performance data reflects past results and is not a guarantee of future results. Future value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost.

  !On April 30, 1993, the Index 500 Stock Portfolio was indexed to approximate the performance of the Standard and Poor's 500 Composite Stock Price Index. Before then, the Portfolio was actively managed.
 ++Returns stated are as of the inception date of the portfolio which precedes availability in the Variable Life Account. See the following footnotes for portfolio inception dates.
  *Inception date of this division in the Variable Life Account was 5/3/94.
   Actual fund inception was 11/30/1990. Performance quoted prior to 5/3/94 is based on actual investment experience, adjusted for expenses of the product and premium charges.
 **Inception date of this division in the Variable Life Account was 5/3/94.
   Actual portfolio inception was 4/30/93. Performance quoted prior to 5/3/94 is based on actual investment experience, adjusted for expenses of the product and premium charges.
 ***Product inception date of 3/2/98. (For use with non-tax qualified executive benefit plans.) Returns prior to 3/2/98 were reflected using the actual investment experience of each division adjusted for expenses of the product and premium charges.
****Product inception date of December 28, 1998 (For use primarily in estate planning, provides coverage on two insureds with a death benefit payable on the second death). Returns prior to 12/28/98 were reflected using the actual investment experience of each division adjusted for expenses of the product and premium charges.
  @@Inception date of this division in the Variable Life Account was 6/30/99.
    Actual fund inception was 4/30/99. Performance quoted prior to 6/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
  +Inception date of this division in the Variable Life Account was 6/30/99.
   Actual fund inception was 1/2/97. Performance quoted prior to 6/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.
  #Inception date of 5/3/94.
 ###For the seven-day period ended June 30, 2001, the Money Market Portfolio's yield was 3.50% and was equivalent to a compound effective yield of 3.56%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Note: "Standard and Poor's 500" , "S&P 500" and "S&P 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Series Fund and its Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in them.

Performance Summary                     4

                                                             RUSSELL      RUSSELL                              RUSSELL
                      HIGH YIELD    SELECT       MONEY     MULTI-STYLE   AGGRESSIVE   RUSSELL     RUSSELL    REAL ESTATE
                         BOND        BOND       MARKET       EQUITY        EQUITY     NON-U.S.   CORE BOND   SECURITIES
                      PORTFOLIO    PORTFOLIO   PORTFOLIO      FUND+        FUND+       FUND+       FUND+        FUND
----------------------------------------------------------------------------------------------------------------------------
                        -18.95%     -10.07%     -15.41%      -33.20%       -23.38%     -38.56%    -12.81%       -3.02%
                        -17.09%       9.01%       1.26%            -            -           -          -            -
                         -3.68%       1.74%       0.25%            -            -           -          -            -
                             -       54.85%      27.76%            -            -           -          -            -
                             -        4.47%       2.48%            -            -           -          -            -
                          2.51%#         -           -       -38.17%       -21.16%     -37.95%     -8.68%        5.93%@@
                          0.31%          -           -       -21.37%       -11.21%     -21.23%     -4.44%        2.92%
                             -           -           -       -16.40%       -10.57%     -34.48%      0.70%        0.33%@@
                             -           -           -        -3.52%        -2.21%      -8.11%      0.14%        0.11%
                                                  3.50%
----------------------------------------------------------------------------------------------------------------------------

                         -3.95%       4.93%      -0.41%      -18.20%        -8.38%     -23.56%      2.19%       11.98%
                        -17.09%       9.01%       1.26%            -            -           -          -            -
                         -3.68%       1.74%       0.25%            -            -           -          -            -
                             -       54.85%      27.76%            -            -           -          -            -
                             -        4.47%       2.48%            -            -           -          -            -
                          2.51%#         -           -       -29.15%       -11.75%     -28.94%      0.94%       15.78%@@
                          0.31%          -           -       -15.83%        -6.06%     -15.70%      0.47%        7.60%
                             -           -           -       -16.40%       -10.57%     -34.48%      0.70%        8.64%@@
                             -           -           -        -3.52%        -2.21%      -8.11%      0.14%        2.80%
                                                  3.50%
----------------------------------------------------------------------------------------------------------------------------

                        -23.61%     -14.55%     -20.01%      -38.10%       -28.13%     -43.53%    -17.35%       -7.34%
                        -33.80%     -12.25%     -18.93%            -            -           -          -            -
                         -7.92%      -2.58%      -4.11%            -            -           -          -            -
                             -       20.95%      -2.08%            -            -           -          -            -
                             -        1.92%      -0.21%            -            -           -          -            -
                        -22.40%#         -           -       -47.76%       -32.04%     -46.91%    -20.88%       -7.46%@@
                         -3.12%          -           -       -27.72%       -17.56%     -27.14%    -11.05%       -3.80%
                             -           -           -       -32.65%       -28.66%     -48.97%    -20.52%      -18.34%@@
                             -           -           -        -7.60%        -6.53%     -12.59%     -4.49%       -6.53%
                                                  3.50%
----------------------------------------------------------------------------------------------------------------------------

                        -73.61%     -64.55%     -70.01%      -88.10%       -78.13%     -93.53%    -67.35%      -57.34%
                        -41.90%     -21.06%     -27.54%            -            -           -          -            -
                        -10.29%      -4.62%      -6.24%            -            -           -          -            -
                             -       20.95%      -2.08%            -            -           -          -            -
                             -        1.92%      -0.21%            -            -           -          -            -
                        -26.28%#         -           -       -72.44%       -58.47%     -71.70%    -48.28%      -35.82%@@
                         -3.74%          -           -       -47.50%       -35.56%     -46.80%    -28.08%      -19.89%
                             -           -           -       -42.96%       -39.19%     -58.23%    -31.51%      -49.39%@@
                             -           -           -       -10.62%        -9.47%     -16.02%     -7.29%      -20.31%
                                                  3.50%

                                        5                    Performance Summary

--------------------------------------------------------------------------------

The Economy
With a slowdown in the U.S. economy evident for almost a year, the prevailing question now is whether an actual recession will occur. The possibility of a recession raises the further questions of when it might begin and end, how severe it could be, and whether the subsequent recovery will be sharp or mild.

A recession is traditionally defined as two consecutive quarters of negative growth in real GDP (gross domestic product). Since the growth numbers calculated by the U.S. Department of Commerce are typically revised several times after their initial release, it is entirely possible that it will be revealed later that a recession has already begun. At present, it appears that real growth was 1.2% in the first quarter of 2001. A survey of 54 economists conducted in June by The Wall Street Journal indicates that most believe the economy is currently growing at an annual rate well below 2%, but that growth will be above a 2% rate by the end of the year.

Perhaps the most striking aspect of recent surveys is that each one conducted pushes the timing of a pick-up in growth a little further into the future. With few indications of strength beyond the consumer sector, an extended period of slow growth seems to be a distinct possibility.
   ECONOMIC GROWTH AND INFLATION
   [Economic Growth and Inflation Performance Graph]

                                                                          REAL GDP                            CPI-U
                                                                          --------                            -----
91                                                                         -0.50                               3.00
92                                                                          3.10                               3.00
93                                                                          2.70                               2.80
94                                                                          4.00                               2.60
95                                                                          2.70                               2.60
96                                                                          3.60                               3.20
97                                                                          4.40                               1.70
98                                                                          4.40                               1.60
99                                                                          4.20                               2.20
00                                                                          5.00                               3.40

   Source: U.S. Department of Commerce. Year-to-year percentage change in Real Gross Domestic Product is used for real economic growth. December-to-December percentage change in the Consumer Price Index -- Urban is used for the inflation rate.

--------------------------------------------------------------------------------

The Equity Market
Equity markets were generally weak and volatile during the first half of 2001, but there were substantial differences between the first and second quarters and among the various sectors of the market. In the first quarter, extreme weakness in technology shares pulled the NASDAQ index down sharply, and the S&P 500(R) and other broad market averages were down as well. The second quarter saw recoveries in all the major market indices, with the NASDAQ particularly strong. Especially near the end of the period, prices of individual stocks and industry groups seemed to move up sharply at any hint of positive news, as investors on the sidelines of the market indicated eagerness to deploy cash.
In the first quarter, value-oriented stocks performed better than growth stocks; growth-oriented sectors were generally stronger in the second quarter, but the domination of performance by a few large growth stocks that had prevailed in previous years was absent. In fact, a major difference between the first half of 2001 and the preceding periods was that small-cap and mid-cap stocks performed better than large-company shares. There are several possible reasons for this shift in market leadership. Perhaps it simply reflects a return to focus on value, after a period of extremely high valuations of some large growth stocks. The lesser exposure of small-company earnings to the weakness of foreign economies may be a factor. Or, if history is considered a predictor of the future, this market trend could be regarded as a hopeful sign that the market is emerging from a trough, since small-cap and mid-cap stocks have typically led the market in the early stages of a recovery.
   ANNUAL TOTAL RETURNS FROM S&P 500(R) INDEX
   [Annual Total Returns from S&P Performance Graph]

                                                                              YEAR ENDED
                                                                              ----------
92                                                                               13.40
93                                                                               13.60
94                                                                                1.30
95                                                                               25.90
96                                                                               25.90
97                                                                               34.60
98                                                                               30.00
99                                                                               22.70
00                                                                                7.30
01                                                                              -14.83

   Source: Standard & Poor's

--------------------------------------------------------------------------------

The Bond Market
As the Federal Reserve moved aggressively to cut short-term interest rates in the last six months, the bond market's yield curve (which depicts the relationship between short-term and long-term interest rates) became much steeper. The yield on two-year bonds, which is tied closely to short-term rates, is 90 basis points (or nine-tenths of a percentage point) lower than six months ago, while the yield on 30-year bonds is 25 basis points higher. The higher yield on long-term bonds reflects concern that the Fed's easing will succeed in stimulating the economy, increasing the risk of inflation.

Another distinguishing feature of the bond market during the first six months of 2001 was a significant tightening of the spread (difference in yield) between corporate and U.S. Treasury bonds. The result was that corporate bonds achieved their best six-month performance relative to Treasury bonds in many years. Easier monetary policy created significant liquidity in the market, and much of the new money was used to purchase corporate bonds, which were relatively cheap at the beginning of 2001. Demand for bonds has been further enhanced as the weak and volatile stock market has caused many investors to reallocate their assets, with a greater emphasis on bonds.
   ANNUAL TOTAL RETURNS FROM
   MERRILL LYNCH DOMESTIC MASTER INDEX
   [Annual Total Returns from Merrill Lynch]

                                                                              YEAR ENDED
                                                                              ----------
92                                                                               14.10
93                                                                               11.90
94                                                                               -1.00
95                                                                               12.60
96                                                                                5.00
97                                                                                8.20
98                                                                               10.70
99                                                                                3.10
00                                                                                4.60
01                                                                               11.10

   Source: Merrill Lynch. The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds.

Economic Overview and Outlook           6

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Maximum long-term appreciation           Strive for the highest possible rate of capital        $287.57
 of capital                               appreciation by investing in companies with            million
                                          potential for rapid growth.

SMALL CAP GROWTH STOCK PORTFOLIO
The Small Cap Growth Stock Portfolio owns the stocks of emerging growth companies, with the objective of maintaining a median market capitalization of $1 billion. The range of market capitalization is generally between $200 million and $3 billion. The investment process involves detailed studies of individual companies. Factors evaluated include the growth rates of revenues and earnings, opportunities for margin expansion, financial strength, and quality of management. Since growth stock portfolios tend to react strongly to changes in financial and economic markets, as well as to changes in the prospects for individual companies, returns of this Portfolio can vary considerably from time to time. A higher level of risk (with risk defined as variability of returns over time) is accepted for the potential of greater long-term returns.

The last 12 months have been a difficult time for small cap growth funds, which have suffered from the extreme weakness in the technology sector. Although this portfolio has been highly diversified since its inception, it has underperformed the two indices that serve as its benchmarks, in part because it includes fewer utility and bank stocks than the indices. In the current uncertain market environment, the Portfolio is even more diversified than usual, with 74 holdings spread across many different industry groups.

Like the Portfolio itself, the best performing stocks were spread among many industry groups. These included THQ, which develops software for popular electronic game devices; Hotel Reservations Network; Renaissance Learning, a leading provider of learning information systems for primary and secondary schools; and Westwood One, which provides news, sports, weather, and other local content to radio and television stations. Several holdings in the retail, health care and retail industries performed well, as did regional airlines. A formerly large position in the energy industry has been scaled back, with profits taken through opportunistic sales.

The primary focus remains on selection of quality stocks with good growth prospects and the financial strength to withstand a period of economic uncertainty. The current weakness in many sectors of the economy is creating some opportunities to buy quality growth stocks at attractive discounts to their inherent value.

                               SECTOR ALLOCATION
                                   6/30/2001
[SECTOR ALLOCATION PIE CHART]

                         CONSUMER                                HEALTH                   INFORMATION
                       DISCRETIONARY    ENERGY     FINANCIALS     CARE      INDUSTRIALS   TECHNOLOGY    MATERIALS   UTILITIES
                       -------------    ------     ----------    ------     -----------   -----------   ---------   ---------
Sector Allocation          13.00         5.00         4.00        17.00        18.00         22.00        3.00        2.00

                        RUSSELL
                         2000        SHORT-
                         INDEX        TERM
                        FUTURES    INVESTMENTS
                        -------    -----------
Sector Allocation        10.00         6.00

The Small Cap Growth Stock Portfolio's investment in Initial Public Offerings
(IPOs) had a significant impact on its since inception performance. There can be no assurance that IPOs will continue to have a positive effect on the Portfolio's performance.

TOP 10 EQUITY HOLDINGS
6/30/2001

   SECURITY DESCRIPTION                                       % OF TOTAL NET ASSETS
   ------------------------------------------------------------------------------------
   Lincare Holdings, Inc.                                                      3.4%
   ------------------------------------------------------------------------------------
   O'Reilly Automotive, Inc.                                                   3.2%
   ------------------------------------------------------------------------------------
   Atlantic Coast Airlines Holdings, Inc.                                      3.0%
   ------------------------------------------------------------------------------------
   Advent Software, Inc.                                                       2.7%
   ------------------------------------------------------------------------------------
   UTStarcom, Inc.                                                             2.5%
   ------------------------------------------------------------------------------------
   Patterson Dental Company                                                    2.3%
   ------------------------------------------------------------------------------------
   The Corporate Executive Board Company                                       2.1%
   ------------------------------------------------------------------------------------
   Cambrex Corporation                                                         2.0%
   ------------------------------------------------------------------------------------
   Universal Health Services, Inc. -- Class B                                  2.0%
   ------------------------------------------------------------------------------------
   Tetra Tech, Inc.                                                            2.0%

PERFORMANCE RELATIVE TO THE RELEVANT INDICES
[PERFORMANCE RELATIVE TO THE RELEVANT INDICES LINE GRAPH]

                                                SMALL CAP STOCK PORTFOLIO         S&P 600 INDEX            RUSSELL 2000 INDEX
                                                -------------------------         -------------            ------------------
4/99                                                    10000.00                    10000.00                    10000.00
6/99                                                    12090.00                    10826.00                    10605.00
6/00                                                    22620.00                    12384.00                    12125.00
6/01                                                    20033.00                    13761.00                    12815.00

--------------------------------------------------
           Average Annual Total Return
         For Periods Ended June 30, 2001
                                          Since
                             1 Year     Inception#
--------------------------------------------------
Small Cap Stock Portfolio    -11.44%      37.80%
S&P 600 Index                 11.12%      15.87%
Russell 2000 Index             5.69%      12.12%
--------------------------------------------------
# Inception date of 4/30/1999

Since the Portfolio invests primarily in small capitalization issues, the indices that best reflect the Portfolio's performance are the Standard & Poor's (S&P) SmallCap 600 Index and Russell 2000 Index.

The Standard & Poor's SmallCap 600 Index is an unmanaged index of 600 selected common stocks of smaller U.S.-based companies compiled by Standard & Poor's Corporation. As of June 30, 2001, the 600 companies in the composite had median market capitalization of $500 million and $369 billion. The SmallCap 600 represents approximately 2% of the market value of S&P's database of over 10,000 equities.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization. These 3000 companies represent approximately 98% of the investable US equity market. As of June 30, 2001, the average market capitalization of companies in the Russell 3000 was $4.4 billion; the median market capitalization was $701.7 million. Market capitalization of companies in the Index ranged from $407.2 billion to $178.2 million.

The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000. As of June 30, 2001, the average market capitalization of companies in the Russell 2000 was approximately $526 million; the median market capitalization was approximately $428 million. The largest company in the index had a total market capitalization of approximately $1.3 billion.

This chart assumes an initial investment of $10,000 made on 4/30/99 (commencement of the Fund's operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                        7       Small Cap Growth Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (84.3%)              PAR        (000'S)
 -----------------------------------------------------------
 CONSUMER DISCRETIONARY (12.9%)
 *BRIAZZ, Inc.                           82,500    $     226
 *Catalina Marketing Corporation         85,600        2,612
 *Coach, Inc.                           125,800        4,787
 *Dollar Tree Stores, Inc.               97,100        2,674
 *Getty Images, Inc.                     62,400        1,638
 *The Gymboree Corporation              201,000        1,648
 *O'Reilly Automotive, Inc.             319,200        9,177
 *Orient-Express Hotels,
  Ltd. - Class A                        119,400        2,633
 *Palm Harbor Homes, Inc.                73,700        1,621
 *Peet's Coffee & Tea, Inc.              88,300          726
 The Talbots, Inc.                       51,600        2,258
 *Tommy Hilfiger Corporation            219,000        3,066
 *Westwood One, Inc.                    109,100        4,020
                                                   ---------
     TOTAL                                            37,086
                                                   ---------
 ENERGY (4.5%)
 *Cal Dive International, Inc.          111,200        2,669
 *Energy Partners, Ltd.                 175,000        2,347
 *Global Industries, Ltd.               336,900        4,416
 *Grant Prideco, Inc.                   206,800        3,617
                                                   ---------
     TOTAL                                            13,049
                                                   ---------
 FINANCIALS (4.2%)
 Investors Financial Services
  Corp.                                  52,900        3,567
 *The Phoenix Companies, Inc.            33,500          623
 Radian Group, Inc.                     106,700        4,315
 Waddell & Reed Financial, Inc. -
  Class A                               112,050        3,558
                                                   ---------
     TOTAL                                            12,063
                                                   ---------
 HEALTH CARE (17.3%)
 *Accredo Health, Incorporated           61,500        2,229
 *Apogent Technologies, Inc.            129,700        3,191
 *CIMA Labs, Inc.                        52,500        3,998
 *Davita, Inc.                          109,600        2,228
 *Lincare Holdings, Inc.                298,600        9,711
 *Patterson Dental Company              190,100        6,511
 *Priority Healthcare
  Corporation - Class B                  72,000        2,016
 *Province Healthcare Company           156,650        5,530
 *Renal Care Group, Inc.                127,100        3,902
 *Sybron Dental Specialties, Inc.        60,966        1,249
 *Universal Health Services,
  Inc. - Class B                        127,500        5,801
 *Vascular Solutions, Inc.              212,800        1,760
 *Ventana Medical Systems, Inc.          51,800        1,632
                                                   ---------
     TOTAL                                            49,758
                                                   ---------

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (84.3%)              PAR        (000'S)
 -----------------------------------------------------------
 INDUSTRIALS (18.5%)
 *Atlantic Coast Airlines
  Holdings, Inc.                        312,600    $   8,553
 C.H. Robinson Worldwide, Inc.          134,100        3,759
 *CDW Computer Centers, Inc.             54,800        2,118
 *Charles River Associates
  Incorporated                           67,100        1,201
 *The Corporate Executive Board
  Company                               147,000        6,143
 Federal Signal Corporation             202,800        4,760
 *Fisher Scientific International,
  Inc.                                   63,500        1,842
 *MCSi, Inc.                             86,100        1,287
 *MKS Instruments, Inc.                  86,000        2,418
 *Plexus Corp.                           99,000        3,131
 *Power-One, Inc.                        62,200        1,024
 *Resources Connection, Inc.            183,800        4,371
 SkyWest, Inc.                          140,500        3,861
 *Tetra Tech, Inc.                      212,100        5,693
 *Triumph Group, Inc.                    59,700        2,925
                                                   ---------
     TOTAL                                            53,086
                                                   ---------
 INFORMATION TECHNOLOGY (21.9%)
 *Advent Software, Inc.                 120,600        7,808
 *AirGate PCS, Inc.                      40,900        1,952
 *Aspen Technology, Inc.                122,300        2,917
 *BARRA, Inc.                            59,950        2,566
 *EPIQ Systems, Inc.                     54,200        1,295
 *Forrester Research, Inc.              114,100        2,574
 *Hotel Reservations Network,
  Inc. - Class A                         94,700        4,688
 *Inet Technologies, Inc.               108,400          915
 *Inforte Corp.                         175,200        2,146
 *Luminent, Inc.                         41,100          171
 *MIPS Technologies, Inc. - Class
  A                                      82,900        1,198
 *PRI Automation, Inc.                  223,600        4,011
 *Renaissance Learning, Inc.             64,800        3,305
 *Semtech Corporation                   109,300        3,454
 *SmartForce Public Limited
  Company, ADR                          116,800        4,129
 *TESSCO Technologies Incorporated      175,300        2,466
 *THQ, Inc.                              76,600        4,677
 *Tollgrade Communications, Inc.         45,800        1,326
 *Universal Access, Inc.                198,900          933
 *UTStarcom, Inc.                       301,100        7,302
 *Varian, Inc.                          106,300        3,405
                                                   ---------
     TOTAL                                            63,238
                                                   ---------
 MATERIALS (3.2%)
 *Airgas, Inc.                          165,100        1,965
 Cambrex Corporation                    115,200        5,826
 Minerals Technologies, Inc.             32,400        1,391
                                                   ---------
     TOTAL                                             9,182
                                                   ---------

Small Cap Growth Stock Portfolio        8

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (84.3%)              PAR        (000'S)
 -----------------------------------------------------------
 UTILITIES (1.8%)
 *Orion Power Holdings, Inc.            213,200    $   5,076
                                                   ---------
     TOTAL                                             5,076
                                                   ---------
     TOTAL COMMON STOCK (COST
       $223,280)                                     242,538
                                                   ---------
 MONEY MARKET INVESTMENTS (15.3%)
 -----------------------------------------------------------
 ELECTRICAL EQUIPMENT & SUPPLIES (1.5%)
 #General Electric Capital
  Corporation, 4.10%, 7/2/01          4,400,000        4,399
                                                   ---------
     TOTAL                                             4,399
                                                   ---------
 FEDERAL GOVERNMENT AND AGENCIES (1.6%)
 #Federal Home Loan Mortgage
  Corporation, 3.71%, 9/14/01         4,500,000        4,466
                                                   ---------
     TOTAL                                             4,466
                                                   ---------
 FINANCE SERVICES (1.7%)
 #Citicorp, 3.85%, 7/17/01            5,000,000        4,991
                                                   ---------
     TOTAL                                             4,991
                                                   ---------
 NEWSPAPERS (1.7%)
 #Gannet Company, Inc., 3.90%,
  7/13/01                             5,000,000        4,993
                                                   ---------
     TOTAL                                             4,993
                                                   ---------
 PERSONAL CREDIT INSTITUTIONS (3.6%)
 #CXC Incorporated, 3.98%, 7/9/01     5,000,000        4,995
 #Ford Motor Credit Co., 3.91%,
  7/6/01                              5,000,000        4,997
                                                   ---------
     TOTAL                                             9,992
                                                   ---------
 SECURITY BROKERS AND DEALERS (1.7%)
 #Salomon Smith Barney Holdings,
  Inc., 3.78%, 7/27/01                5,000,000        4,986
                                                   ---------
     TOTAL                                             4,986
                                                   ---------
 SHORT TERM BUSINESS CREDIT (1.7%)
 #Transamerica Financial
  Corporation, 4.00%, 7/10/01         5,000,000        4,994
                                                   ---------
     TOTAL                                             4,994
                                                   ---------

                                                    MARKET
                                       SHARES/       VALUE
 MONEY MARKET INVESTMENTS (15.3%)        PAR        (000'S)
 -----------------------------------------------------------
 UTILITY - ELECTRIC (1.8%)
 #National Rural Utility, 3.90%,
  7/23/01                             5,200,000    $   5,187
                                                   ---------
     TOTAL                                             5,187
                                                   ---------
     TOTAL MONEY MARKET
      INVESTMENTS (COST $44,008)                      44,008
     TOTAL INVESTMENTS (99.6%)
      (COST $267,288)!                               286,546
                                                   ---------
     OTHER ASSETS, LESS
      LIABILITIES (0.4%)                               1,025
                                                   ---------

     TOTAL NET ASSETS (100.0%)                     $ 287,571
                                                   =========

 -----------------------------------------------------------

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $267,288 and the net unrealized appreciation of investments based on that cost was $19,258 which is comprised of $43,892 aggregate gross unrealized appreciation and $24,634 aggregate gross unrealized depreciation.

* Non-Income Producing

ADR - American Depository Receipt

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

                                                  UNREALIZED
                                                APPRECIATION/
                       NUMBER OF   EXPIRATION   (DEPRECIATION)
       ISSUERS         CONTRACTS      DATE         (000'S)
--------------------------------------------------------------
Russell 2000              108        Sep-01          $(59)
(Total Notional Value
  at 6/30/2001, $27,734)

    The Accompanying Notes are an Integral Part of the Financial Statements

                                        9       Small Cap Growth Stock Portfolio

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Maximum long-term appreciation of        Strive for the highest possible rate of capital        $1.52
 capital                                  appreciation by investing in companies with            billion
                                          potential for rapid growth.

AGGRESSIVE GROWTH STOCK PORTFOLIO
The Aggressive Growth Stock Portfolio owns the stocks of emerging growth companies with market capitalizations generally in the range of $1 billion to $10 billion. Since growth stock portfolios tend to react strongly to changes in financial and economic markets, as well as to changes in the prospects for individual companies, returns of this Fund can vary considerably from time to time. A higher level of risk (with risk defined as variability of returns over time) is accepted for the potential of greater long-term returns.
The Aggressive Growth Stock portfolio has underperformed its major benchmark, the S&P 400 Index(R), over the last 12 months, largely because of its holdings in the information technology sector, where stock prices have dropped precipitously after several years of outstanding performance. The concentration in this area has been reduced substantially, with holdings in less promising companies eliminated; most technology holdings are now more defensive issues such as Microchip Technology, whose products include high-performance RISC microcontrollers and power and thermal management devices; and Electronic Arts, Inc., the leading U.S. publisher of video games. A formerly large position in energy has also been reduced, in part by the buyout of Tosco Corporation by Phillips Petroleum, which contributed to performance; other underperforming energy holdings have been eliminated.
The Portfolio continues to have a solid position in retailers, including Kohl's and Abercrombie & Fitch, and in drug companies such as Elan Corporation and Shire Pharmaceuticals. A larger than usual cash position at the end of June will make it possible to take advantage of future opportunities among mid-cap growth companies.

                               SECTOR ALLOCATION
                                   6/30/2001
[SECTOR ALLOCATION PIE CHART]

                         CONSUMER                                  HEALTH                             INFORMATION
                       DISCRETIONARY     ENERGY     FINANCIALS      CARE      INDUSTRIALS/MATERIALS   TECHNOLOGY
                       -------------     ------     ----------     ------     ---------------------   -----------
Sector Allocation          13.00          5.00         8.00        18.00              18.00              23.00

                                              S&P
                                             400(R)
                       TELECOMMUNICATION     INDEX      SHORT-TERM
                           SERVICES         FUTURES     INVESTMENTS
                       -----------------    -------     -----------
Sector Allocation            3.00             3.00         9.00

The since inception return for the Aggressive Growth Stock Portfolio coincides with a period of accelerated growth in the small-cap and mid-cap sectors of the stock market. There can be no assurance that this accelerated growth will continue to have a positive effect on the Portfolio's performance in the future.

TOP 10 HOLDINGS
6/30/2001

   Security Description                                       % of Total Net Assets
   ------------------------------------------------------------------------------------
   Patterson Dental Company                                                    2.3%
   ------------------------------------------------------------------------------------
   Biomet, Inc.                                                                2.2%
   ------------------------------------------------------------------------------------
   The Corporate Executive Board Company                                       2.2%
   ------------------------------------------------------------------------------------
   Fiserv, Inc.                                                                2.1%
   ------------------------------------------------------------------------------------
   Health Management Associates, Inc. -- Class A                               2.1%
   ------------------------------------------------------------------------------------
   Dynegy, Inc. -- Class A                                                     2.1%
   ------------------------------------------------------------------------------------
   Kohl's Corporation                                                          1.9%
   ------------------------------------------------------------------------------------
   Microchip Technology Incorporated                                           1.9%
   ------------------------------------------------------------------------------------
   Expeditors International of Washington, Inc.                                1.8%
   ------------------------------------------------------------------------------------
   Electronic Arts, Inc.                                                       1.8%
   ------------------------------------------------------------------------------------

PERFORMANCE RELATIVE TO RELEVANT INDICES
[PERFORMANCE RELATIVE TO RELEVANT INDICES PERFORMANCE GRAPH]

                                                                AGGRESSIVE GROWTH PORTFOLIO               S&P 400 INDEX
                                                                ---------------------------               -------------
6/91                                                                      10000.00                           10000.00
6/92                                                                      11112.00                           11710.00
6/93                                                                      13605.00                           15045.00
6/94                                                                      15369.00                           15036.00
6/95                                                                      19414.00                           18395.00
6/96                                                                      27796.00                           22367.00
6/97                                                                      29021.00                           27582.00
6/98                                                                      34495.00                           35071.00
6/99                                                                      37073.00                           41093.00
6/00                                                                      55926.00                           48074.00
6/01                                                                      45995.00                           52340.00

---------------------------------------------------------
               Average Annual Total Return
             For Periods Ended June 30, 2001
                             1 Year    5 Years   10 Years
---------------------------------------------------------
Aggressive Growth Stock
 Portfolio                   -17.76%   10.60%     16.49%
S&P 400 Index                  8.87%   18.54%     18.00%
---------------------------------------------------------

Since the Portfolio invests primarily in medium-capitalization (Mid Cap) issues, the index that best reflects the Portfolio's performance is the S&P MidCap 400 Index. This is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

As of June 30, 2001, the 400 companies in the composite had median market capitalization of $1.8 billion and a total market value of $869 billion. The MidCap 400 represents approximately 6% of the market value of S&P's database of over 10,000 equities.

This chart assumes an initial investment of $10,000 made on 6/30/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

Aggressive Growth Stock Portfolio      10

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                   MARKET
                                     SHARES/        VALUE
      COMMON STOCK (88.6%)             PAR         (000'S)
 -----------------------------------------------------------
 CONSUMER DISCRETIONARY (13.2%)
 *Abercrombie & Fitch
  Co. - Class A                       459,100    $    20,430
 *Catalina Marketing Corporation      343,900         10,492
 *Dollar Tree Stores, Inc.            481,750         13,267
 *Entercom Communications
  Corp. - Class A                     349,400         18,731
 *Gemstar-TV Guide
  International, Inc.                 499,700         21,062
 *Getty Images, Inc.                  403,800         10,600
 *Harrah's Entertainment, Inc.        330,800         11,677
 *Hispanic Broadcasting
  Corporation - Class A               416,400         11,947
 *Jones Apparel Group, Inc.           279,300         12,066
 *Kohl's Corporation                  464,700         29,151
 *Lamar Advertising Company -
  Class A                             431,025         19,892
 *O'Reilly Automotive, Inc.           475,500         13,671
 *Pixar, Inc.                         177,200          7,462
                                                 -----------
     TOTAL                                           200,448
                                                 -----------

 ENERGY (5.0%)
 *BJ Services Company                 194,700          5,526
 *Cooper Cameron Corporation          268,500         14,982
 *Grant Prideco, Inc.                 836,525         14,631
 *Nabors Industries, Inc.              64,300          2,392
 *Reliant Resources, Inc.             177,900          4,394
 Santa Fe International
  Corporation                         571,301         16,568
 *Weatherford International,
  Inc.                                367,025         17,617
                                                 -----------
     TOTAL                                            76,110
                                                 -----------

 FINANCIALS (8.1%)
 ACE Limited                          274,300         10,722
 Investors Financial Services
  Corp.                               376,600         25,390
 *Knight Trading Group,
  Inc. - Class A                      216,200          2,285
 Old Republic International
  Corporation                         900,700         26,120
 Radian Group, Inc.                   483,800         19,570
 SouthTrust Corporation               757,400         19,647
 UnumProvident Corporation            579,500         18,614
                                                 -----------
     TOTAL                                           122,348
                                                 -----------

 HEALTH CARE (17.9%)
 *AdvancePCS                          211,100         13,323
 *Apogent Technologies, Inc.          684,400         16,836
 Biomet, Inc.                         687,600         33,115
 *Elan Corporation PLC, ADR           392,855         23,964
 *Health Management Associates,
  Inc. - Class A                    1,491,200         31,375
 *King Pharmaceuticals, Inc.          461,700         24,816
 *Lincare Holdings, Inc.              765,600         24,897
 *MedImmune, Inc.                     539,700         25,576
 *Patterson Dental Company          1,013,450         34,712
 *Province Healthcare Company         482,200         17,022
 *Shire Pharmaceuticals Group
  PLC, ADR                            464,300         25,931
                                                 -----------
     TOTAL                                           271,567
                                                 -----------

                                                   MARKET
                                     SHARES/        VALUE
      COMMON STOCK (88.6%)             PAR         (000'S)
 -----------------------------------------------------------
 INDUSTRIALS (16.5%)
 *CDW Computer Centers, Inc.          316,800    $    12,244
 Cintas Corporation                   521,550         24,669
 *Concord EFS, Inc.                   452,825         25,295
 *The Corporate Executive Board
  Company                             778,300         32,524
 Deere & Company                      210,000          7,949
 *Digital Lightwave, Inc.             214,000          7,674
 Expeditors International of
  Washington, Inc.                    440,400         27,076
 *Fiserv, Inc.                        506,850         31,643
 IMS Health Incorporated              898,200         25,599
 Paychex, Inc.                        342,800         14,158
 *Robert Half International,
  Inc.                                339,700          8,455
 *Tetra Tech, Inc.                    968,778         26,002
 *TMP Worldwide, Inc.                 119,300          7,104
                                                 -----------
     TOTAL                                           250,392
                                                 -----------

 INFORMATION TECHNOLOGY (22.6%)
 *ADC Telecommunications, Inc.      1,347,900          9,287
 *Applied Micro Circuits
  Corporation                         170,982          3,032
 *BEA Systems, Inc.                   372,800         12,384
 *Cadence Design Systems, Inc.        208,500          3,884
 *CIENA Corporation                    48,700          1,852
 *Comverse Technology, Inc.           169,600          9,759
 *Credence Systems Corporation        718,700         16,940
 *DST Systems, Inc.                   350,000         18,445
 *Electronic Arts, Inc.               462,500         26,598
 *Intuit, Inc.                        360,900         14,090
 *Jabil Circuit, Inc.                 615,100         18,982
 *Luminent, Inc.                       55,600            231
 *Macromedia, Inc.                    300,100          5,402
 *Micrel, Incorporated                431,700         12,964
 *Microchip Technology
  Incorporated                        875,350         28,116
 *Network Appliance, Inc.             160,500          2,197
 PerkinElmer, Inc.                    439,400         12,097
 *PMC-Sierra, Inc.                    129,356          4,044
 *PRI Automation, Inc.                496,700          8,911
 *QLogic Corporation                  264,300         16,957
 *Rational Software Corporation       447,400         12,626
 *RF Micro Devices, Inc.              164,400          4,348
 *RSA Security, Inc.                  481,450         14,935
 *Sanmina Corporation                 671,000         16,205
 *Semtech Corporation                 747,600         23,624
 *Sycamore Networks, Inc.             186,000          1,641
 *TIBCO Software, Inc.                538,000          7,424
 *VeriSign, Inc.                      262,600         15,210
 *Vignette Corporation              1,052,684          9,253
 *Waters Corporation                  176,900          4,884
 *Xilinx, Inc.                        122,100          5,067
                                                 -----------
     TOTAL                                           341,389
                                                 -----------

 MATERIALS (0.7%)
 Sigma-Aldrich Corporation            262,500         10,602
                                                 -----------
     TOTAL                                            10,602
                                                 -----------

                                       11      Aggressive Growth Stock Portfolio

                                                   MARKET
                                     SHARES/        VALUE
      COMMON STOCK (88.6%)             PAR         (000'S)
 -----------------------------------------------------------
 TELECOMMUNICATION SERVICES (2.6%)
 *American Tower Corporation -
  Class A                             743,122    $    15,361
 *Crown Castle International
  Corp.                               349,600          5,733
 *McLeodUSA Incorporated - Class
  A                                 2,014,200          8,862
 *Western Wireless Corporation -
  Class A                             219,100          9,191
                                                 -----------
     TOTAL                                            39,147
                                                 -----------
 UTILITIES (2.0%)
 Dynegy Inc. - Class A                667,600         31,043
                                                 -----------
     TOTAL                                            31,043
                                                 -----------
     TOTAL COMMON STOCK (COST
       $1,196,146)                                 1,343,046
                                                 -----------
              MONEY MARKET INVESTMENTS (10.9%)
 -----------------------------------------------------------
 ASSET-BACKED SECURITIES (CMO'S) (1.3%)
 #Asset Securitization, 4%,
  7/6/01                            20,000,000        19,987
                                                 -----------
     TOTAL                                            19,987
                                                 -----------
 AUTO RELATED (2.7%)
 #Ford Motor Credit Co., 3.94%,
  7/20/01                           20,000,000        19,956
 #General Motors Acceptance
  Corporation, 3.99%, 7/5/01        20,000,000        19,988
                                                 -----------
     TOTAL                                            39,944
                                                 -----------

 ELECTRICAL EQUIPMENT & SUPPLIES (0.0%)
 #General Electric Capital
  Corporation, 4.10%, 7/2/01          500,000            500
                                                 -----------
     TOTAL                                               500
                                                 -----------

 FEDERAL GOVERNMENT AND AGENCIES (0.4%)
 #Federal Home Loan Mortgage
  Corporation, 3.71%, 9/14/01       6,000,000          5,954
                                                 -----------
     TOTAL                                             5,954
                                                 -----------
 FINANCE LESSORS (1.3%)
 #Preferred Receivable Funding,
  3.8%, 7/25/01                     19,100,000        19,050
                                                 -----------
     TOTAL                                            19,050
                                                 -----------

 FINANCE SERVICES (1.3%)
 #Citicorp, 3.85%, 7/17/01          19,400,000        19,365
                                                 -----------
     TOTAL                                            19,365
                                                 -----------

 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (1.3%)
 #Quincy Capital Corporation,
  3.93%, 7/16/01                    20,000,000        19,965
                                                 -----------
     TOTAL                                            19,965
                                                 -----------

                                                    MARKET
                                      SHARES/        VALUE
 MONEY MARKET INVESTMENTS (10.9%)       PAR         (000'S)
 ------------------------------------------------------------
 SECURITY BROKERS AND DEALERS (1.3%)
 #Salomon Smith Barney Holdings,
  Inc., 3.78%, 7/27/01               20,000,000   $    19,943
                                                  -----------
     TOTAL                                             19,943
                                                  -----------

 SHORT TERM BUSINESS CREDIT (1.3%)
 #Transamerica Financial
  Corporation, 4.00%, 7/10/01        20,000,000        19,978
                                                  -----------
     TOTAL                                             19,978
                                                  -----------

     TOTAL MONEY MARKET
      INVESTMENTS (COST $164,685)                     164,686
                                                  -----------

     TOTAL INVESTMENTS (99.5%)
      (COST $1,360,831)!                            1,507,732
                                                  -----------

     OTHER ASSETS, LESS
      LIABILITIES (0.5%)                                7,349
                                                  -----------

     TOTAL NET ASSETS (100.0%)                    $ 1,515,081
                                                  ===========
 ------------------------------------------------------------

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $1,360,831 and the net unrealized appreciation of investments based on that cost was $146,901 which is comprised of $311,809 aggregate gross unrealized appreciation and $164,908 aggregate gross unrealized depreciation.

* Non-Income Producing

ADR - American Depository Receipt

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

                                                    UNREALIZED
                                                   APPRECIATION
                         NUMBER OF   EXPIRATION   (DEPRECIATION)
        ISSUERS          CONTRACTS      DATE         (000'S)
----------------------------------------------------------------
Midcap 400                  145        Sep-01        $(1,098)
(Total Notional Value at
  6/30/2001, $38,980)

    The Accompanying Notes are an Integral Part of the Financial Statements

Aggressive Growth Stock Portfolio      12

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Long-term appreciation of capital        Participate in the growth of foreign economies by      $773.76
 through diversification into markets     investing in securities with high long-term            million
 outside the United States                earnings potential relative to current market
                                          values.

FRANKLIN TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
The Franklin Templeton International Equity Portfolio offers contract owners the opportunity to participate in the growth of companies in countries throughout the world, excluding the United States, particularly those with expanding economies. In selecting investments, the principal focus is on identifying undervalued stocks of companies with strong finances and good long-term growth opportunities, rather than on choosing specific industries or regions of the world in which to invest. The Portfolio is normally fully invested in equity securities.

The Portfolio's fundamental, value-driven management style has enabled it to outperform its major benchmark, the EAFE index, in recent months. However, total return was negative, as markets around the world continued their downward trend. The Portfolio benefited from its low exposure to the underperforming technology, media and telecommunications sectors. Despite the underweighting, sharp drops in prices of holdings including Telefonica and Alcatel adversely affected performance. As companies in these sectors have experienced continued weakness, the Portfolio's managers have followed their usual practice of seeking out undervalued quality companies with solid long-term prospects, such as Samsung Electronics in Korea, NEC in Japan and Cable & Wireless in the UK.

Although European markets have been generally lackluster, some European holdings were among the Portfolio's best performers, including food retailer J. Sainsbury and building materials company Hanson, both headquartered in the U.K., and Wolters Kluwer, a Dutch media company.

Asian markets were moderately positive, responding to signals of economic reform and political restructuring in Japan and Korea; performance of the Portfolio's Asian holdings was mixed. A major contributor to performance was Australia & New Zealand Banking Group, which moved up sharply during the second quarter.

The Franklin Templeton International Equity Portfolio is managed for Northwestern Mutual by Templeton Investment Counsel, LLC.

                                ASSET ALLOCATION
                                   6/30/2001
[ASSET ALLOCATION PIE CHART]

                        CONTINENTAL     UNITED            LATIN                       AUSTRALIA/NEW      NORTH         MID-
                          EUROPE        KINGDOM     AMERICA/CARIBBEAN      ASIA          ZEALAND        AMERICA     EAST/AFRICA
                        -----------     -------     -----------------      ----       -------------     -------     -----------
Region                     35.00         22.00             4.00            19.00           5.00          9.00          3.00

                        SHORT-TERM
                        INVESTMENTS
                        -----------
Region                     3.00

TOP 10 HOLDINGS
6/30/2001

   Company                                         Country         % of Net Assets
   -----------------------------------------------------------------------------------
   Aventis S.A.                                    France                     2.3%
   -----------------------------------------------------------------------------------
   Australia & New Zealand Banking Group LTD       Australia                  2.2%
   -----------------------------------------------------------------------------------
   Hanson PLC                                      United Kingdom             2.1%
   -----------------------------------------------------------------------------------
   ING Groep NV                                    Netherlands                2.0%
   -----------------------------------------------------------------------------------
   Unilever PLC                                    United Kingdom             2.0%
   -----------------------------------------------------------------------------------
   Akzo Nobel NV                                   Netherlands                1.9%
   -----------------------------------------------------------------------------------
   Wolters Kluwer NV                               Netherlands                1.8%
   -----------------------------------------------------------------------------------
   National Bank of Canada                         Canada                     1.8%
   -----------------------------------------------------------------------------------
   J. Sainsbury PLC                                United Kingdom             1.8%
   -----------------------------------------------------------------------------------
   Stora Enso OYJ                                  Finland                    1.7%

PERFORMANCE RELATIVE TO THE EAFE INDEX
[LINE GRAPH]

                                                              FRANKLIN TEMPLETON INTERNATIONAL
                                                                      EQUITY PORTFOLIO                      EAFE INDEX
                                                              --------------------------------              ----------
4/93                                                                      10000.00                           10000.00
6/93                                                                      10118.00                           10060.00
6/94                                                                      12155.00                           11801.00
6/95                                                                      13487.00                           12032.00
6/96                                                                      15569.00                           13670.00
6/97                                                                      19751.00                           15471.00
6/98                                                                      21822.00                           16458.00
6/99                                                                      22715.00                           17761.00
6/00                                                                      25321.00                           20859.00
6/01                                                                      23027.00                           15930.00

---------------------------------------------------------------------------------
                           Average Annual Total Return
                         For Periods Ended June 30, 2001
                                                                         Since
                                                   1 Year    5 Years   Inception#
---------------------------------------------------------------------------------
Franklin Templeton International Equity Portfolio  - 9.06%    8.14%      10.75%
EAFE Index                                         -23.63%    3.11%       5.87%
---------------------------------------------------------------------------------
# Inception date of 4/30/1993

As depicted in the graph, the Franklin Templeton International Equity Portfolio is compared against the Morgan Stanley Capital International EAFE ("Europe-Australasia-Far East") Index. The index is composed of approximately 1100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is constructed so that companies chosen represent about 60% of market capitalization in each market; industry composition of the market is reflected; and a cross section of large, medium, and small capitalization stocks is included, taking into account liquidity concerns. The index is calculated in U.S. dollars.

This chart assumes an initial investment of $10,000 made on 4/30/93 (commencement of the Fund's operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                               Franklin Templeton International Equity Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                        MARKET
                                            SHARES/      VALUE
  COMMON STOCK (95.2%)       COUNTRY          PAR       (000'S)
 ---------------------------------------------------------------
 CONSUMER DISCRETIONARY (8.9%)
 Autoliv, Inc.            Sweden             279,100   $   4,823
 Best Denki Co., Ltd.     Japan              680,000       2,928
 Koninklijke Philips
  Electronics N.V         Netherlands        196,075       5,197
 Marks & Spencer PLC      United Kingdom   2,746,310      10,119
 P & O Princess Cruises
  PLC                     United Kingdom     548,000       2,852
 SONY CORPORATION         Japan              135,200       8,889
 United Business Media
  PLC                     United Kingdom   1,173,600       9,540
 Valeo SA                 France             254,490      10,274
 Wolters Kluwer NV        Netherlands        532,000      14,299
                                                       ---------
     TOTAL                                                68,921
                                                       ---------
 CONSUMER STAPLES (3.8%)
 J. Sainsbury PLC         United Kingdom   2,203,680      13,737
 Unilever PLC             United Kingdom   1,876,650      15,809
                                                       ---------
     TOTAL                                                29,546
                                                       ---------
 ENERGY (12.3%)
 *CNOOC Limited, ADR      China              233,000       4,415
 E.On AG                  Germany            194,210      10,095
 Endesa S.A.              Spain              716,170      11,422
 ENI S.P.A                Italy              730,275       8,902
 EVN AG                   Austria             64,500       2,015
 Hong Kong Electric
  Holdings Limited        Hong Kong        1,790,000       6,885
 Husky Energy, Inc.       Canada             721,000       7,706
 Iberdrola S.A.           Spain               27,670         355
 Innogy Holdings PLC      United Kingdom   1,246,864       3,823
 Korea Electric Power
  Corp.                   South Korea        410,200       7,633
 Repsol S.A.              Spain              732,000      12,084
 Shell Transport &
  Trading Company PLC     United Kingdom   1,518,500      12,620
 Total Fina Elf S.A.      France              50,922       7,130
                                                       ---------
     TOTAL                                                95,085
                                                       ---------
 FINANCIALS (25.0%)
 ACE Limited              Bermuda            254,100       9,933
 Australia & New Zealand
  Banking Group Ltd.      Australia        1,950,601      16,754
 Axa                      France             433,652      12,353
 Banca Nazionale del
  Lavora                  Italy            2,479,700       7,767
 Deutsche Bank AG         Germany            108,188       7,730
 Hang Lung Development
  Co.                     Hong Kong        2,758,000       2,687
 HSBC Holdings PLC        Hong Kong          568,137       6,701
 ING Groep NV             Netherlands        243,000      15,881
 Lloyds TSB Group PLC     United Kingdom   1,140,110      11,408

                                                        MARKET
                                            SHARES/      VALUE
  COMMON STOCK (95.2%)       COUNTRY          PAR       (000'S)
 ---------------------------------------------------------------
 FINANCIALS continued
 National Bank of Canada  Canada             739,900   $  14,139
 The Nomura Securities
  Co., Ltd.               Japan              599,400      11,486
 Nordea AB                Sweden           1,628,500       9,347
 Old Mutual PLC           South Africa     3,556,330       8,152
 PartnerRe Ltd.           Bermuda            226,600      12,554
 Swire Pacific Limited,
  A Shares                Hong Kong        1,459,500       7,560
 Swire Pacific Limited,
  B Shares                Hong Kong        3,534,200       2,537
 Swiss Re                 Switzerland          5,870      11,731
 XL Capital Ltd.          Bermuda            124,000      10,180
 Yasuda Fire & Marine
  Insurance Company,
  Limited                 Japan              201,000       1,249
 Zurich Financial
  Services AG             Switzerland         36,023      12,285
                                                       ---------
     TOTAL                                               192,434
                                                       ---------
 HEALTH CARE (6.6%)
 Aventis S.A.             France             221,000      17,642
 Mayne Nickless Ltd.      Australia        1,671,600       5,478
 Nycomed Amersham PLC     United Kingdom     879,160       6,451
 Ono Pharmaceutical Co.,
  Ltd.                    Japan              282,000       8,954
 Teva Pharmaceutical
  Industries Ltd., ADR    Israel             202,810      12,635
                                                       ---------
     TOTAL                                                51,160
                                                       ---------
 INDUSTRIALS (12.9%)
 Alstom                   France             331,740       9,228
 BAE SYSTEMS PLC          United Kingdom   2,627,200      12,580
 British Airways PLC      United Kingdom   1,242,900       6,013
 Chubb PLC                United Kingdom   1,652,900       3,865
 Deutsche Post AG         Germany            753,530      11,928
 Hong Kong Aircraft &
  Engineering             Hong Kong        2,680,700       4,743
 Hutchison Whampoa
  Limited                 Hong Kong          877,800       8,863
 Invensys PLC             United Kingdom   3,919,020       7,441
 Kidde PLC                United Kingdom   1,652,900       1,895
 Kurita Water
  Industries, Ltd.        Japan              433,000       5,958
 Nippon Express Co.,
  Ltd.                    Japan            1,802,000       8,134
 The Peninsular &
  Oriental Steam
  Navigation Company      United Kingdom     548,000       2,050
 Rolls-Royce PLC          United Kingdom   3,330,800      10,984
 Volvo AB-B Shares        Sweden             433,000       6,484
                                                       ---------
     TOTAL                                               100,166
                                                       ---------

Franklin Templeton International Equity Portfolio

                                                        MARKET
                                            SHARES/      VALUE
  COMMON STOCK (95.2%)       COUNTRY          PAR       (000'S)
 ---------------------------------------------------------------
 i
 INFORMATION TECHNOLOGY (2.8%)
 Alcatel                  France             108,120   $   2,261
 FUJITSU LIMITED          Japan              288,000       3,025
 NEC Corporation          Japan              715,000       9,659
 Samsung Electronics      South Korea         47,900       7,072
                                                       ---------
     TOTAL                                                22,017
                                                       ---------
 MATERIALS (13.1%)
 Agrium, Inc.             Canada             473,300       4,733
 Akzo Nobel N.V.          Netherlands        348,600      14,755
 AngloGold Limited, ADR   South Africa       238,800       4,277
 Barrick Gold
  Corporation             Canada             390,300       5,941
 BASF AG                  Germany            247,960       9,719
 Bayer AG                 Germany            291,200      11,340
 Boehler-Uddeholm AG      Austria            119,556       4,453
 Companhia Vale do Rio
  Doce, ADR               Brazil             323,600       7,508
 Corus Group PLC          United Kingdom   4,392,400       3,753
 Elementis PLC            United Kingdom     724,000         713
 Hanson PLC               United Kingdom   2,179,974      16,049
 *Kinross Gold
  Corporation             Canada           1,796,100       1,515
 Nuevo Grupo Mexico SA    Mexico           1,320,000       3,431
 Stora Enso OYJ-R Shares  Finland          1,251,897      13,404
                                                       ---------
     TOTAL                                               101,591
                                                       ---------
 TELECOMMUNICATION SERVICES (9.1%)
 Cable & Wireless PLC     United Kingdom   1,760,030      10,353
 Compania de
  Telecomunicaciones de
  Chile S.A., ADR         Chile              273,725       3,854
 Korea Telecom
  Corporation, ADR        South Korea        432,660       9,510
 Nippon Telegraph &
  Telephone Corporation   Japan                1,871       9,751
 Philippine Long
  Distance Telephone,
  ADR                     Philippines        127,000       1,784
 PT Indosat, ADR          Indonesia          386,900       3,463
 Telecom Corporation of
  New Zealand Limited     New Zealand      5,167,160      11,690
 *Telefonica, S.A., ADR   Spain              199,035       7,412
 Telefonos de Mexico
  S.A., ADR               Mexico             349,514      12,264
                                                       ---------
     TOTAL                                                70,081
                                                       ---------
 UTILITIES (0.7%)
 International Power PLC  United Kingdom   1,246,864       5,256
                                                       ---------
     TOTAL                                                 5,256
                                                       ---------
     TOTAL COMMON STOCK (COST $736,255)
                                                         736,257
                                                       ---------
                                                        MARKET
                                            SHARES/      VALUE
 PREFERRED STOCK (2.0%)      COUNTRY          PAR       (000'S)
 ---------------------------------------------------------------
 I
 CONSUMER DISCRETIONARY (1.0%)
 The News Corporation
  Limited                 Australia        1,014,400   $   8,128
                                                       ---------
     TOTAL                                                 8,128
                                                       ---------
 ENERGY (1.0%)
 Petroleo Brasileiro
  S.A.                    Brazil             325,000       7,598
                                                       ---------
     TOTAL                                                 7,598
                                                       ---------
     TOTAL PREFERRED STOCK (COST
       $13,837)                                           15,726
                                                       ---------
                 MONEY MARKET INVESTMENTS (1.0%)
 ---------------------------------------------------------------
 I
 PERSONAL CREDIT INSTITUTIONS (1.0%)
 General Motors
  Acceptance
  Corporation, 3.99%,
  7/5/01                  United States    7,900,000       7,896
                                                       ---------
     TOTAL MONEY MARKET INVESTMENTS
      (COST $7,896)                                        7,896
                                                       ---------
     TOTAL INVESTMENTS (98.2%)
      (COST $757,988)!                                   759,879
                                                       ---------

     OTHER ASSETS, LESS LIABILITIES (1.8%)                13,879
                                                       ---------

     TOTAL NET ASSETS (100.0%)                         $ 773,758
                                                       =========

! At 6/29/2001 the aggregate cost of securities for federal tax purposes was $757,988 and the net unrealized appreciation of investments based on that cost was $1,891 which is comprised of $107,910 aggregate gross unrealized appreciation and $106,019 aggregate gross unrealized depreciation.

* Non-Income Producing

ADR - American Depository Receipt

Investment Percentage by Country:

United Kingdom                                     22.2%
Japan                                               9.3%
France                                              7.8%
Germany                                             6.8%
Netherlands                                         6.7%
Hong Kong                                           5.3%
Other                                              41.9%
                                                  ------
      TOTAL                                       100.0%
                                                  ------

    The Accompanying Notes are an Integral Part of the Financial Statements

                               Franklin Templeton International Equity Portfolio

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Long-term capital appreciation           Invest in a portfolio designed to approximate the      $185.77
 through cost-effective participation     composition and returns of the S&P MidCap 400.         million
 in broad market performance

INDEX 400 STOCK PORTFOLIO

The Index 400 Stock Portfolio is designed to achieve results that approximate the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index. This index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. As of June 30, 2001, the 400 companies in the composite had a median market capitalization of $1.8 billion and total market value of $869 billion. For comparison, the 500 large stocks in the S&P 500 Index(R) had a median market capitalization of $8.4 billion and total market value of $11,028 billion.

The Index 400 Portfolio enables contract owners to participate in performance of mid-sized companies in the U.S. equity market. The difference in performance between the Index 400 Stock Portfolio and the Standard and Poor's MidCap 400 Composite Stock Price Index for the one-year period ended June 30, 2001 is due to differences in the timing of rebalancing the Index and rebalancing the Portfolio.

                               SECTOR ALLOCATION
                                   6/30/2001
[SECTOR ALLOCATION PIE CHART]

                         CONSUMER      CONSUMER                            HEALTH                  INFORMATION
                       DISCRETIONARY   STAPLES     ENERGY    FINANCIALS     CARE     INDUSTRIALS   TECHNOLOGY    MATERIALS
                       -------------   --------    ------    ----------    ------    -----------   -----------   ---------
Sector Allocation          14.00         4.00       6.00        17.00      14.00        13.00         17.00        4.00

                                                         S&P
                                                        400(R)
                       TELECOMMUNICATION                INDEX
                           SERVICES        UTILITIES   FUTURES
                       -----------------   ---------   -------
Sector Allocation            1.00            7.00        3.00

TOP 10 EQUITY HOLDINGS
6/30/2001

   Security Description                                       % of Total Net Assets
   ------------------------------------------------------------------------------------
   Genzyme Corporation (General Division)                                      1.2%
   ------------------------------------------------------------------------------------
   IDEC Pharmaceuticals Corporation                                            1.0%
   ------------------------------------------------------------------------------------
   SunGard Data Systems, Inc.                                                  0.9%
   ------------------------------------------------------------------------------------
   IVAX Corporation                                                            0.9%
   ------------------------------------------------------------------------------------
   Electronic Arts, Inc.                                                       0.8%
   ------------------------------------------------------------------------------------
   M&T Bank Corporation                                                        0.8%
   ------------------------------------------------------------------------------------
   Millennium Pharmaceuticals, Inc.                                            0.8%
   ------------------------------------------------------------------------------------
   Quest Diagnostics Incorporated                                              0.8%
   ------------------------------------------------------------------------------------
   DST Systems, Inc.                                                           0.7%
   ------------------------------------------------------------------------------------
   Telephone and Data Systems, Inc.                                            0.7%

PERFORMANCE RELATIVE TO THE S&P MIDCAP 400 INDEX
[LINE GRAPH]

                                                                 INDEX 400 STOCK PORTFOLIO                S&P 400 INDEX
                                                                 -------------------------                -------------
4/99                                                                      10000.00                           10000.00
6/99                                                                      10550.00                           10581.00
6/00                                                                      12385.00                           12379.00
6/01                                                                      13314.00                           13477.00

-------------------------------------------------
           Average Annual Total Return
         For Periods Ended June 30, 2001
                                         Since
                             1 Year    Inception#
-------------------------------------------------
Index 400 Stock Portfolio    7.50%       14.12%
S&P MidCap 400 Index         8.87%       14.76%
-------------------------------------------------
# Inception date of 4/30/1999

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. As of June 30, 2001, the 400 companies in the composite had median market capitalization of $1.8 billion and a total market value of $869 billion. The MidCap 400 represents approximately 6% of the market value of S&P's database of over 10,000 equities.

"Standard & Poor's(R)", "S&P(R)", "S&P MidCap 400 Index", "Standard & Poor's MidCap 400 Index", "S&P 500(R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

This chart assumes an initial investment of $10,000 made on 4/30/99 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

Index 400 Stock Portfolio              16

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 CONSUMER DISCRETIONARY (13.7%)
 *Abercrombie & Fitch Co. - Class
  A                                      20,200    $     898
 *American Eagle Outfitters, Inc.        14,250          524
 ArvinMeritor, Inc.                      13,450          225
 Bandag, Incorporated                     4,200          115
 *Barnes & Noble, Inc.                   13,200          519
 Belo Corp. - Class A                    23,300          439
 *BJ's Wholesale Club, Inc.              14,800          788
 Blyth, Inc.                              9,600          247
 Bob Evans Farms, Inc.                    7,100          130
 *Borders Group, Inc.                    16,100          361
 BorgWarner, Inc.                         5,400          268
 *Brinker International, Inc.            20,250          523
 Callaway Golf Company                   15,200          240
 *Catalina Marketing Corporation         11,400          348
 CBRL Group, Inc.                        11,500          203
 *Chris-Craft Industries, Inc.            6,381          456
 Claire's Stores, Inc.                   10,000          194
 Clayton Homes, Inc.                     28,200          443
 *Coach, Inc.                             8,900          339
 *Covanta Energy Corporation             10,200          188
 *Dollar Tree Stores, Inc.               22,100          609
 *Emmis Communications
  Corporation - Class A                   9,600          303
 *Entercom Communications Corp. -
  Class A                                 9,300          499
 Family Dollar Stores, Inc.              35,000          896
 *Furniture Brands International,
  Inc.                                   10,200          286
 *Gentex Corporation                     15,200          410
 *GTECH Holdings Corporation              7,000          249
 Harte-Hanks, Inc.                       13,700          339
 *Hispanic Broadcasting
  Corporation - Class A                  22,300          640
 Houghton Mifflin Company                 5,900          354
 *International Game Technology          15,000          938
 International Speedway
  Corporation - Class A                  10,900          456
 The Interpublic Group of
  Companies, Inc.                        11,742          345
 *Jones Apparel Group, Inc.              24,451        1,055
 Lancaster Colony Corporation             7,700          258
 *Lands' End, Inc.                        6,000          241
 *Lear Corporation                       13,000          454
 Lee Enterprises, Incorporated            8,900          294
 Lennar Corporation                      12,900          538
 Lone Star Steakhouse & Saloon,
  Inc.                                    5,100           66
 *Macrovision Corporation                10,200          694
 *Mandalay Resort Group                  15,600          427
 Media General, Inc. - Class A            4,700          216
 Modine Manufacturing Company             6,000          164
 *Mohawk Industries, Inc.                10,700          377
 *The Neiman Marcus Group, Inc. -
  Class A                                 9,700          301

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 CONSUMER DISCRETIONARY continued
 *Outback Steakhouse, Inc.               15,700    $     452
 *Papa John's International, Inc.         4,700          117
 *Park Place Entertainment
  Corporation                            60,800          736
 *Payless ShoeSource, Inc.                4,514          292
 The Reader's Digest Association,
  Inc. - Class A                         21,100          607
 Ross Stores, Inc.                       16,600          399
 *Saks Incorporated                      29,000          278
 *Scholastic Corporation                  7,100          300
 *Six Flags, Inc.                        16,100          339
 Superior Industries
  International, Inc.                     5,300          203
 *Unifi, Inc.                            11,000           94
 *United Rentals, Inc.                   14,400          374
 The Washington Post Company -
  Class B                                 1,900        1,090
 WestPoint Stevens, Inc.                 10,100           14
 *Westwood One, Inc.                     22,400          825
 *Williams-Sonoma, Inc.                  11,600          450
                                                   ---------
     TOTAL CONSUMER DISCRETIONARY                     25,427
                                                   ---------
 CONSUMER STAPLES (3.8%)
 Carter-Wallace, Inc.                     9,300          180
 Church & Dwight Co., Inc.                7,900          201
 Dean Foods Company                       7,300          293
 The Dial Corporation                    19,400          276
 Dole Food Company, Inc.                 11,400          217
 Dreyer's Grand Ice Cream, Inc.           5,800          163
 Hormel Foods Corporation                28,400          692
 IBP, Inc.                               21,600          545
 Interstate Bakeries Corporation         10,300          165
 The J.M. Smucker Company                 4,900          127
 Lance, Inc.                              5,900           79
 McCormick & Company, Incorporated       14,000          589
 PepsiAmericas, Inc.                     32,600          434
 *Perrigo Company                        15,000          251
 R.J. Reynolds Tobacco Holdings,
  Inc.                                   20,900        1,142
 Ruddick Corporation                      9,500          161
 Sensient Technologies Corporation       10,000          205
 *Suiza Foods Corporation                 5,600          297
 Tootsie Roll Industries, Inc.           10,100          389
 Tyson Foods, Inc. - Class A             45,500          419
 Universal Corporation                    5,600          222
                                                   ---------
     TOTAL CONSUMER STAPLES                            7,047
                                                   ---------
 ENERGY (5.7%)
 *BJ Services Company                    33,600          954
 *Cooper Cameron Corporation             11,000          614
 ENSCO International Incorporated        28,300          662
 *Global Marine, Inc.                    36,000          671

                                       17              Index 400 Stock Portfolio

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 ENERGY continued
 *Grant Prideco, Inc.                    22,200    $     388
 *Hanover Compressor Company             12,100          400
 Helmerich & Payne, Inc.                 10,200          316
 *Marine Drilling Companies, Inc.        11,600          222
 Murphy Oil Corporation                   9,200          677
 *National-Oilwell, Inc.                 16,500          442
 Noble Affiliates, Inc.                  11,400          403
 Ocean Energy, Inc.                      34,300          599
 Pennzoil-Quaker States Company          16,100          180
 *Pioneer Natural Resources
  Company                                20,100          343
 *Smith International, Inc.              10,300          617
 Tidewater, Inc.                         11,400          430
 Ultramar Diamond Shamrock
  Corporation                            17,800          841
 Valero Energy Corporation               12,500          460
 *Varco International, Inc.              19,362          360
 *Weatherford International, Inc.        22,500        1,079
                                                   ---------
     TOTAL ENERGY                                     10,658
                                                   ---------
 FINANCIALS (16.5%)
 A.G. Edwards, Inc.                      16,400          738
 Allmerica Financial Corporation         10,900          627
 American Financial Group, Inc.          13,600          412
 *AmeriCredit Corp.                      16,400          852
 Arthur J. Gallagher & Co.               16,100          419
 Associated Banc-Corp                    13,690          475
 Astoria Financial Corporation           10,200          591
 Banknorth Group, Inc.                   29,600          666
 City National Corporation                9,800          434
 Compass Bancshares, Inc.                24,700          648
 Dime Bancorp, Inc.                      22,200          827
 *E* TRADE Group, Inc.                   65,100          420
 Everest Re Group, Ltd.                   9,400          703
 First Tennessee National
  Corporation                            26,400          916
 First Virginia Banks, Inc.               9,400          443
 FirstMerit Corporation                  18,000          478
 Golden State Bancorp Inc.               27,600          850
 Greater Bay Bancorp                      8,600          212
 GreenPoint Financial Corp.              20,700          795
 HCC Insurance Holdings, Inc.            12,000          294
 Hibernia Corporation - Class A          32,400          577
 Horace Mann Educators Corporation        8,300          179
 *IndyMac Bancorp, Inc.                  12,800          343
 Investors Financial Services
  Corp.                                   6,200          418
 *LaBranche & Co., Inc.                  11,500          334
 Legg Mason, Inc.                        12,700          632
 Leucadia National Corporation           11,300          367
 M&T Bank Corporation                    19,800        1,494
 Marshall & Ilsley Corporation           21,000        1,132
 Mercantile Bankshares Corporation       14,300          565
 The MONY Group, Inc.                    10,200          409
 National Commerce Financial
  Corporation                            42,025        1,026
 Neuberger Berman, Inc.                  10,000          680

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 FINANCIALS continued
 North Fork Bancorporation, Inc.         33,500    $   1,039
 Ohio Casualty Corporation               12,300          160
 Old Republic International
  Corporation                            24,100          699
 Pacific Century Financial
  Corporation                            16,300          420
 The PMI Group, Inc.                      9,050          649
 Protective Life Corporation             13,200          454
 Provident Financial Group, Inc.         10,000          330
 Radian Group, Inc.                      19,000          769
 Roslyn Bancorp, Inc.                    12,600          348
 SEI Investments Company                 22,200        1,052
 *Silicon Valley Bancshares              10,000          215
 Sovereign Bancorp, Inc.                 50,400          654
 TCF Financial Corporation               16,400          759
 Unitrin, Inc.                           13,800          530
 Waddell & Reed Financial, Inc. -
  Class A                                17,100          543
 Webster Financial Corporation           10,000          334
 Westamerica Bancorporation               7,500          291
 Wilmington Trust Corporation             6,600          413
 Zions Bancorporation                    17,800        1,038
                                                   ---------
     TOTAL FINANCIALS                                 30,653
                                                   ---------
 HEALTH CARE (13.5%)
 *AmeriSource Health Corp. - Class
  A                                      10,800          597
 *Apogent Technologies, Inc.             21,600          531
 *Apria Healthcare Group, Inc.           10,800          312
 *Barr Laboratories, Inc.                 7,200          507
 Beckman Coulter, Inc.                   12,200          498
 Bergen Brunswig
  Corporation - Class A                  27,700          532
 *COR Therapeutics, Inc.                 11,100          337
 *Covance, Inc.                          11,800          267
 DENTSPLY International, Inc.            10,500          467
 *Edwards Lifesciences Corporation       12,000          316
 *Express Scripts, Inc.                  15,800          869
 *First Health Group Corp.               19,400          517
 *Genzyme Corporation (General
  Division)                              38,800        2,288
 *Gilead Sciences, Inc.                  19,200        1,142
 *Health Management Associates,
  Inc. - Class A                         49,800        1,048
 *Health Net, Inc.                       25,100          437
 Hillenbrand Industries, Inc.            12,800          731
 ICN Pharmaceuticals, Inc.               16,300          517
 *IDEC Pharmaceuticals Corporation       29,300        1,907
 *Incyte Genomics, Inc.                  13,100          291
 *IVAX Corporation                       40,725        1,588
 *Lincare Holdings, Inc.                 21,400          696
 *Millennium Pharmaceuticals, Inc.       43,500        1,472
 *MiniMed, Inc.                          13,200          621
 Mylan Laboratories, Inc.                25,600          720
 Omnicare, Inc.                          18,900          382
 *Oxford Health Plans, Inc.              20,100          575
 *PacifiCare Health Systems, Inc.         7,000          111
 *Protein Design Labs, Inc.               8,900          748

Index 400 Stock Portfolio              18

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 HEALTH CARE continued
 *Quest Diagnostics Incorporated         18,900    $   1,415
 *Sepracor, Inc.                         15,900          634
 *STERIS Corporation                     14,000          281
 *Triad Hospitals, Inc.                  13,139          387
 *Trigon Healthcare, Inc. - Class
  A                                       7,700          499
 *Vertex Pharmaceuticals
  Incorporated                           12,100          587
 *VISX, Incorporated                     12,400          240
                                                   ---------
     TOTAL HEALTH CARE                                25,067
                                                   ---------
 INDUSTRIALS (13.1%)
 AGCO Corporation                        14,600          134
 Airborne, Inc.                           9,800          114
 *Alaska Air Group, Inc.                  5,400          156
 *Albany International
  Corp. - Class A                         6,326          120
 Alexander & Baldwin, Inc.                8,300          214
 *American Standard Companies,
  Inc.                                   14,200          853
 AMETEK, Inc.                             6,600          202
 *Apollo Group, Inc. - Class A           23,350          986
 *Atlas Air Worldwide Holdings,
  Inc.                                    7,800          110
 Banta Corporation                        5,000          147
 *The BISYS Group, Inc.                  11,700          701
 C.H. Robinson Worldwide, Inc.           17,300          485
 Carlisle Companies Incorporated          6,200          216
 *CDW Computer Centers, Inc.             17,900          692
 Ceridian Corporation                    29,800          571
 *CheckFree Corporation                  15,600          536
 *ChoicePoint, Inc.                      12,500          526
 CNF, Inc.                                9,900          280
 *CSG Systems International, Inc.        10,700          635
 *DeVry, Inc.                            14,300          517
 Donaldson Company, Inc.                  9,100          283
 *The Dun & Bradstreet Corporation       16,400          462
 *Dycom Industries, Inc.                  8,600          197
 *EGL, Inc.                               9,600          153
 *Energizer Holdings, Inc.               18,800          431
 Expeditors International of
  Washington, Inc.                       10,500          646
 Fastenal Company                         7,800          480
 Federal Signal Corporation               9,300          218
 Flowserve Corporation                    7,700          237
 Galileo International, Inc.             18,200          592
 GATX Corporation                         9,800          393
 Granite Construction Incorporated        8,400          214
 Harsco Corporation                       8,200          222
 Herman Miller, Inc.                     15,700          405
 HON INDUSTRIES, Inc.                    12,300          298
 Hubbell Incorporated - Class B          12,100          351
 *J.B. Hunt Transport Services,
  Inc.                                    7,200          142
 *Jacobs Engineering Group, Inc.          5,400          352
 Kaydon Corporation                       6,100          156
 Kelly Services, Inc. - Class A           7,300          177
 Kennametal, Inc.                         6,200          229
 *Korn/Ferry International                7,700          119
 *LTX Corporation                         9,800          251

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 INDUSTRIALS continued
 Manpower, Inc.                          15,500    $     463
 *MasTec, Inc.                            9,700          128
 *Modis Professional Services,
  Inc.                                   19,700          136
 NCH Corporation                          1,000           39
 *NCO Group, Inc.                         5,200          161
 Newport News Shipbuilding, Inc.          7,200          441
 Nordson Corporation                      6,600          182
 *NOVA Corporation                       13,400          421
 Overseas Shipholding Group, Inc.         7,000          214
 Pentair, Inc.                           10,000          338
 Pittston Brink's Group                  10,600          236
 *Plexus Corp.                            8,400          266
 Precision Castparts Corp.               10,500          393
 *Quanta Services, Inc.                  11,700          258
 The Reynolds and Reynolds
  Company - Class A                      18,800          413
 Rollins, Inc.                            6,100          121
 *Sensormatic Electronics
  Corporation                            16,100          274
 *Sequa Corporation - Class A             2,100           96
 Sotheby's Holdings, Inc. - Class
  A                                      12,100          195
 *SPX Corporation                         8,100        1,013
 Stewart & Stevenson Services,
  Inc.                                    5,700          190
 *Swift Transportation Co., Inc.         12,900          247
 *Sylvan Learning Systems, Inc.           7,619          185
 Tecumseh Products Company - Class
  A                                       3,900          193
 Teleflex Incorporated                    7,800          343
 Trinity Industries, Inc.                 7,500          157
 *Valassis Communications, Inc.          11,000          394
 Viad Corp.                              18,900          499
 *Vishay Intertechnology, Inc.           28,187          648
 Wallace Computer Services, Inc.          8,300          137
 *Wisconsin Central Transportation
  Corporation                             8,400          141
 York International Corporation           7,800          273
                                                   ---------
     TOTAL INDUSTRIALS                                24,398
                                                   ---------
 INFORMATION TECHNOLOGY (17.6%)
 *3Com Corporation                       69,600          361
 *Acxiom Corporation                     18,300          232
 *ADTRAN, Inc.                            8,100          171
 Advanced Fibre Communications,
  Inc.                                   16,500          379
 *Advent Software, Inc.                   6,300          408
 *Affiliated Computer Services,
  Inc. - Class A                         10,200          733
 *ANTEC Corporation                       7,800           96
 *Arrow Electronics, Inc.                20,100          488
 *Atmel Corporation                      95,400        1,233
 Avnet, Inc.                             24,000          538
 *Avocent Corporation                     8,900          200
 *Cabot Microelectronics
  Corporation                             4,892          306
 *Cadence Design Systems, Inc.           50,300          937
 *Cirrus Logic, Inc.                     16,200          412
 *CommScope, Inc.                        10,500          247
 *Credence Systems Corporation           11,000          259

                                       19              Index 400 Stock Portfolio

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 INFORMATION TECHNOLOGY continued
 *Cypress Semiconductor
  Corporation                            26,900    $     642
 Diebold, Incorporated                   14,600          469
 *DSP Group, Inc.                         5,500          116
 *DST Systems, Inc.                      25,500        1,344
 *Electronic Arts, Inc.                  27,200        1,564
 *Gartner Group, Inc. - Class B          17,700          163
 Harris Corporation                      13,500          367
 *Imation Corp.                           7,200          181
 *InFocus Corporation                     7,900          132
 *Informix Corporation                   57,200          312
 *Integrated Device Technology,
  Inc.                                   21,900          656
 *International Rectifier
  Corporation                            12,700          433
 *Investment Technology Group,
  Inc.                                    6,400          322
 Jack Henry & Associates, Inc.           18,000          547
 *Keane, Inc.                            14,100          310
 *KEMET Corporation                      17,900          355
 *L-3 Communications Holdings,
  Inc.                                    7,800          595
 *Lam Research Corporation               25,100          751
 *Lattice Semiconductor
  Corporation                            22,000          545
 *Legato Systems, Inc.                   17,900          283
 *Macromedia, Inc.                       12,000          216
 *Mentor Graphics Corporation            13,200          230
 *Micrel, Incorporated                   18,700          562
 *Microchip Technology
  Incorporated                           26,675          857
 *MIPS Technologies, Inc. - Class
  B                                       7,900          102
 National Instruments Corporation        10,400          338
 *Network Associates, Inc.               28,200          351
 Newport Corporation                      7,300          193
 *NVIDIA Corporation                     13,900        1,276
 *Plantronics, Inc.                      10,100          234
 *Polycom, Inc.                          16,700          364
 *Powerwave Technologies, Inc.           12,900          176
 *Quantum Corporation - DLT &
  Storage Systems                        30,900          312
 *Rational Software Corporation          41,600        1,174
 *Retek, Inc.                             9,800          426
 *RF Micro Devices, Inc.                 33,400          883
 *SanDisk Corporation                    13,800          381
 *Sawtek, Inc.                            8,700          207
 *SCI Systems, Inc.                      29,900          762
 *Semtech Corporation                    13,800          436
 *Storage Technology Corporation         21,300          293
 *Structural Dynamics Research
  Corporation                             7,300          178
 *SunGard Data Systems, Inc.             54,400        1,634
 *Sybase, Inc.                           20,300          334
 *Sykes Enterprises, Incorporated         8,300           91
 *Symantec Corporation                   15,500          672
 *Synopsys, Inc.                         12,400          587
 *Tech Data Corporation                  11,000          386
 *The Titan Corporation                  11,000          252
 *Transaction Systems Architects,
  Inc. - Class A                          7,400           92

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 INFORMATION TECHNOLOGY continued
 *TranSwitch Corporation                 16,900    $     170
 *TriQuint Semiconductor, Inc.           16,100          336
 *Waters Corporation                     26,400          729
 *Wind River Systems, Inc.               15,200          265
                                                   ---------
     TOTAL INFORMATION TECHNOLOGY                     32,586
                                                   ---------
 MATERIALS (3.9%)
 A. Schulman, Inc.                        6,000           79
 *Airgas, Inc.                           13,900          165
 AK Steel Holding Corporation            22,000          276
 Albemarle Corporation                    9,400          218
 Bowater Incorporated                    10,300          461
 Cabot Corporation                       13,600          490
 Carpenter Technology Corporation         4,500          132
 Crompton Corporation                    23,063          251
 *Cytec Industries, Inc.                  8,200          312
 Ferro Corporation                        7,000          153
 Georgia-Pacific Corporation
  (Timber Group)                         16,500          590
 H.B. Fuller Company                      2,900          145
 IMC Global, Inc.                        23,500          240
 Longview Fibre Company                  10,500          129
 The Lubrizol Corporation                10,700          332
 Lyondell Chemical Company               24,100          371
 Martin Marietta Materials, Inc.          9,600          475
 Minerals Technologies, Inc.              4,100          176
 Olin Corporation                         9,000          153
 P.H. Glatfelter Company                  8,700          124
 Rayonier, Inc.                           5,500          255
 RPM, Inc.                               20,900          192
 Ryerson Tull, Inc.                       5,100           69
 Solutia, Inc.                           21,200          270
 Sonoco Products Company                 20,400          508
 *UCAR International, Inc.                9,200          110
 The Valspar Corporation                  9,900          351
 Wausau-Mosinee Paper Corporation        10,500          135
                                                   ---------
     TOTAL MATERIALS                                   7,162
                                                   ---------
 TELECOMMUNICATION SERVICES (1.4%)
 *Broadwing, Inc.                        44,200        1,081
 *Price Communications Corporation       11,400          230
 Telephone and Data Systems, Inc.        12,000        1,305
                                                   ---------
     TOTAL TELECOMMUNICATION
       SERVICES                                        2,616
                                                   ---------
 UTILITIES (7.3%)
 AGL Resources, Inc.                     11,100          264
 ALLETE, Inc                             16,700          376
 Alliant Energy Corporation              16,200          472
 American Water Works Company,
  Inc.                                   20,100          663
 Black Hills Corporation                  5,300          213
 Cleco Corporation                        9,200          209
 Conectiv                                18,100          391
 DPL, Inc.                               26,100          755
 DQE, Inc.                               11,400          257

Index 400 Stock Portfolio              20

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (96.5%)              PAR        (000'S)
 -----------------------------------------------------------
 UTILITIES continued
 Energy East Corporation                 24,000    $     502
 Equitable Resources, Inc.               13,300          443
 Hawaiian Electric Industries,
  Inc.                                    6,700          256
 IDACORP, Inc.                            7,700          269
 Kansas City Power & Light Company       12,700          312
 MDU Resources Group, Inc.               13,400          420
 The Montana Power Company               21,600          251
 National Fuel Gas Company                8,100          421
 Northeast Utilities                     29,400          610
 NSTAR                                   10,900          464
 OGE Energy Corp.                        15,900          359
 Potomac Electric Power Company          22,800          477
 Public Service Company of New
  Mexico                                  8,000          257
 Puget Energy, Inc.                      17,500          459
 Questar Corporation                     16,500          409
 SCANA Corporation                       21,400          608
 Sierra Pacific Resources                16,081          257
 TECO Energy, Inc.                       27,300          832
 UtiliCorp United, Inc.                  22,600          694
 Vectren Corporation                     13,700          284
 Western Gas Resources, Inc.              6,600          215
 Western Resources, Inc.                 14,300          307
 WGL Holdings, Inc.                       9,500          258
 Wisconsin Energy Corporation            24,800          589
                                                   ---------
     TOTAL UTILITIES                                  13,553
                                                   ---------
     TOTAL COMMON STOCK (COST
       $170,691)                                     179,167
                                                   ---------
               MONEY MARKET INVESTMENTS (3.4%)
 -----------------------------------------------------------
 ELECTRICAL EQUIPMENT & SUPPLIES (0.9%)
 #General Electric Capital
  Corporation, 4.10%, 7/2/01          1,600,000        1,600
                                                   ---------
     TOTAL ELECTRICAL EQUIPMENT &
       SUPPLIES                                        1,600
                                                   ---------
 FEDERAL GOVERNMENT AND AGENCIES (1.5%)
 #Federal Home Loan Mortgage
  Corporation, 3.71%, 9/14/01         3,000,000        2,977
                                                   ---------
     TOTAL FEDERAL AND GOVERNMENT
       AGENCIES                                        2,977
                                                   ---------

                                                    MARKET
                                       SHARES/       VALUE
  MONEY MARKET INVESTMENTS (3.4%)        PAR        (000'S)
 -----------------------------------------------------------
 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (1.0%)
 #National Rural Utility, 3.90%,
  7/20/01                             1,800,000    $   1,796
                                                   ---------
     TOTAL MISCELLANEOUS BUSINESS
      CREDIT INSTITUTIONS                              1,796
                                                   ---------
     TOTAL MONEY MARKET
      INVESTMENTS (COST $6,373)                        6,373
                                                   ---------
     TOTAL INVESTMENTS (99.9%)
      (COST $177,064)!                               185,540
                                                   ---------
     OTHER ASSETS, LESS
      LIABILITIES (0.1%)                                 232
                                                   ---------

     TOTAL NET ASSETS (100.0%)                     $ 185,772
                                                   =========

 -----------------------------------------------------------

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $177,064 and the net unrealized appreciation of investments based on that cost was $8,476 which is comprised of $25,131 aggregate gross unrealized appreciation and $16,655 aggregate gross unrealized depreciation.

* Non-Income Producing

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

                                                  UNREALIZED
                                                APPRECIATION/
                       NUMBER OF   EXPIRATION   (DEPRECIATION)
       ISSUERS         CONTRACTS      DATE         (000'S)
--------------------------------------------------------------
Midcap 400                24         09/01           $51
(Total Notional Value
  at 6/30/2001, $6,219)

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       21              Index 400 Stock Portfolio

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Long-term appreciation of capital        Hold a diversified mix of high quality growth          $719.01
 with moderate risk                       stocks of medium and large companies with              million
                                          above-average potential for earnings growth.

GROWTH STOCK PORTFOLIO
The Growth Stock Portfolio is invested in high quality companies of large to medium capitalization with strong financial characteristics and the ability to generate internal growth. A key factor in stock selection is the choice of industries with good earnings potential, based on analysis of economic trends to determine their impact on various sectors of the economy. Stock selection is made through "top down" analysis: first, industry and market sector choices are made based on the economic environment, and then the most promising companies within each sector are selected as holdings. A strategy of this Portfolio is to go beyond the most familiar "blue chip" names to seek out medium-sized companies with stock prices that do not yet reflect their potential for growth. Diversification across 70 to 90 stocks in a wide range of industry groups reduces the Portfolio's risk profile.

The Growth Stock Portfolio performed generally in line with its major benchmark, the S&P 500 Index(R), over the last 12 months. In the first half of 2001, the Index and the Portfolio experienced a weak first quarter followed by improvement in the second quarter. As investor interest in growth stocks resumed in the second quarter of the year, major holdings including Microsoft, AOL Time Warner and Fiserv performed well. Relative to the Index, the Portfolio's overweightings in the energy and health care sectors hurt performance. The buyout of Tosco Corporation by Phillips Petroleum was a positive factor; several other underperforming energy holdings have been reduced or eliminated. Technology holdings, though underweighted relative to the Index, were the major factor in the Portfolio's negative return for the last 12 months. Near the end of the period, the position in financial services was increased, when weak stock prices created an opportunity to invest in high quality market-sensitive issues including Fifth Third Bancorp and Northern Trust Corporation.

The Portfolio remains significantly overweighted in the consumer discretionary sector, with the emphasis on leading retailers including Wal-Mart, Target and Kohl's. These companies and their stocks have performed well, as consumer spending for basic items has remained strong. Unlike some other manufacturers of consumer durable goods, Harley-Davidson continues to report solid sales and earnings growth, and the stock has reflected this strength. With these and other holdings, the Portfolio remains invested in a well-diversified mix of quality companies with good potential for long-term growth.

                               SECTOR ALLOCATION
                                   6/30/2001
[SECTOR ALLOCATION PIE CHART]

                         CONSUMER      CONSUMER                            HEALTH                            INFORMATION
                       DISCRETIONARY   STAPLES     ENERGY    FINANCIALS     CARE     INDUSTRIALS/MATERIALS   TECHNOLOGY
                       -------------   --------    ------    ----------    ------    ---------------------   -----------
Sector Allocation          18.00         8.00       7.00        13.00      11.00             12.00              12.00

                                                                       S&P
                                                         SHORT-       500(R)
                       TELECOMMUNICATION                  TERM        INDEX
                           SERVICES        UTILITIES   INVESTMENTS   FUTURES
                       -----------------   ---------   -----------   -------
Sector Allocation            3.00            3.00         5.00         8.00

TOP 10 EQUITY HOLDINGS
6/30/2001

   Security Description                                       % of Total Net Assets
   ------------------------------------------------------------------------------------
   Microsoft Corporation                                                       3.1%
   ------------------------------------------------------------------------------------
   General Electric Company                                                    2.8%
   ------------------------------------------------------------------------------------
   Fiserv, Inc.                                                                2.3%
   ------------------------------------------------------------------------------------
   Kohl's Corporation                                                          2.2%
   ------------------------------------------------------------------------------------
   Citigroup, Inc.                                                             2.1%
   ------------------------------------------------------------------------------------
   Harley-Davidson, Inc.                                                       2.0%
   ------------------------------------------------------------------------------------
   Pfizer, Inc.                                                                2.0%
   ------------------------------------------------------------------------------------
   AOL Time Warner, Inc.                                                       1.9%
   ------------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                     1.9%
   ------------------------------------------------------------------------------------
   Electronic Data Systems Corporation                                         1.9%

PERFORMANCE RELATIVE TO THE S&P 500 INDEX
[PERFORMANCE RELATIVE TO THE S&P 500 INDEX LINE GRAPH]

                                                                   GROWTH STOCK PORTFOLIO                 S&P 500 INDEX
                                                                   ----------------------                 -------------
5/94                                                                      10000.00                           10000.00
6/94                                                                       9884.00                            9845.00
6/95                                                                      11626.00                           12394.00
6/96                                                                      14694.00                           15604.00
6/97                                                                      18707.00                           20999.00
6/98                                                                      24730.00                           27305.00
6/99                                                                      29581.00                           33503.00
6/00                                                                      33687.00                           35952.00
6/01                                                                      28452.00                           30620.00

-------------------------------------------------------
              Average Annual Total Return
            For Periods Ended June 30, 2001
                                               Since
                         1 Year    5 Years   Inception#
-------------------------------------------------------
Growth Stock Portfolio   -15.54%   14.13%      15.73%
S&P 500 Index            -14.83%   14.43%      16.93%
-------------------------------------------------------
# Inception date of 5/3/1994

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

Growth Stock Portfolio                 22

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                    MARKET
                                      SHARES/        VALUE
       COMMON STOCK (86.5%)             PAR         (000'S)
 -----------------------------------------------------------
 CONSUMER DISCRETIONARY (18.2%)
 *AOL Time Warner, Inc.                 260,300    $  13,796
 *Barnes & Noble, Inc.                  100,000        3,935
 Ford Motor Company                     112,080        2,752
 Fortune Brands, Inc.                    90,100        3,456
 Harley-Davidson, Inc.                  303,700       14,298
 The Home Depot, Inc.                   184,450        8,586
 The Interpublic Group of
  Companies, Inc.                       107,900        3,167
 *Kohl's Corporation                    249,900       15,675
 McDonald's Corporation                 164,600        4,454
 The McGraw-Hill Companies, Inc.        158,700       10,498
 The New York Times Company -
  Class A                               132,900        5,582
 Newell Rubbermaid, Inc.                261,000        6,551
 Omnicom Group, Inc.                     36,600        3,148
 Target Corporation                     203,400        7,038
 Tiffany & Co.                           96,600        3,499
 Tribune Company                        207,800        8,314
 *Viacom, Inc. - Class B                 96,000        4,968
 Wal-Mart Stores, Inc.                  224,100       10,936
                                                   ---------
     TOTAL                                           130,653
                                                   ---------
 CONSUMER STAPLES (8.3%)
 Anheuser-Busch Companies, Inc.         178,200        7,342
 The Estee Lauder Companies,
  Inc. - Class A                        200,100        8,624
 General Mills, Inc.                    157,800        6,908
 Kimberly-Clark Corporation             130,100        7,273
 *Kraft Foods Inc.                       80,200        2,486
 PepsiCo, Inc.                          150,100        6,634
 The Quaker Oats Company                 94,600        8,632
 Walgreen Co.                           338,200       11,551
                                                   ---------
     TOTAL                                            59,450
                                                   ---------
 ENERGY (7.1%)
 Chevron Corporation                     79,200        7,168
 Conoco, Inc. - Class B                 331,200        9,571
 Diamond Offshore Drilling, Inc.        143,500        4,743
 EOG Resources, Inc.                    150,200        5,340
 Exxon Mobil Corporation                157,867       13,789
 Santa Fe International
  Corporation                           206,000        5,974
 Schlumberger Limited                    87,400        4,602
                                                   ---------
     TOTAL                                            51,187
                                                   ---------
 FINANCIALS (13.1%)
 American International Group,
  Inc.                                  133,200       11,455
 The Bank of New York Company,
  Inc.                                  173,700        8,338
 Citigroup, Inc.                        280,133       14,802
 Federal Home Loan Mortgage
  Corporation                            77,300        5,411
 Fifth Third Bancorp                    182,650       11,023

                                                    MARKET
                                      SHARES/        VALUE
       COMMON STOCK (86.5%)             PAR         (000'S)
 -----------------------------------------------------------
 FINANCIALS continued
 Household International, Inc.          171,000    $  11,406
 Lehman Brothers Holdings, Inc.         119,000        9,252
 Morgan Stanley Dean Witter & Co.        74,900        4,811
 Northern Trust Corporation             139,300        8,985
 The PNC Financial Services
  Group, Inc.                           133,900        8,809
                                                   ---------
     TOTAL                                            94,292
                                                   ---------
 HEALTH CARE (10.4%)
 *Amgen, Inc.                           118,000        7,302
 Bristol-Myers Squibb Company            97,700        5,110
 CIGNA Corporation                       89,100        8,538
 Eli Lilly and Company                   75,900        5,617
 *Guidant Corporation                    75,300        2,711
 Johnson & Johnson                      149,600        7,480
 Medtronic, Inc.                        201,400        9,265
 Merck & Co., Inc.                      128,800        8,232
 Pfizer, Inc.                           350,050       14,019
 Schering-Plough Corporation            170,800        6,190
                                                   ---------
     TOTAL                                            74,464
                                                   ---------
 INDUSTRIALS (11.1%)
 Avery Dennison Corporation             167,600        8,556
 Ecolab, Inc.                           180,300        7,387
 Emerson Electric Co.                    44,200        2,674
 *FedEx Corporation                     109,300        4,394
 *Fiserv, Inc.                          266,575       16,642
 General Electric Company               415,100       20,236
 Honeywell International, Inc.           85,200        2,981
 The ServiceMaster Company              245,250        2,943
 Southwest Airlines Co.                 312,862        5,785
 Tyco International, Ltd.               156,500        8,529
                                                   ---------
     TOTAL                                            80,127
                                                   ---------
 INFORMATION TECHNOLOGY (11.7%)
 *Amdocs Limited                        149,000        8,024
 *Atmel Corporation                     438,700        5,668
 *Cisco Systems, Inc.                   326,100        6,310
 Electronic Data Systems
  Corporation                           214,100       13,381
 Intel Corporation                      334,600       10,148
 International Business Machines
  Corporation                            85,200        9,628
 *Microsoft Corporation                 305,100       21,919
 Nokia Corp., ADR                       150,800        3,324
 *Palm, Inc.                            247,600        1,500
 Texas Instruments Incorporated         139,500        4,394
                                                   ---------
     TOTAL                                            84,296
                                                   ---------
 MATERIALS (1.1%)
 Air Products and Chemicals, Inc.        71,000        3,248
 PPG Industries, Inc.                    85,600        4,500
                                                   ---------
     TOTAL                                             7,748
                                                   ---------

                                       23                 Growth Stock Portfolio

                                                    MARKET
                                      SHARES/        VALUE
       COMMON STOCK (86.5%)             PAR         (000'S)
 -----------------------------------------------------------
 TELECOMMUNICATION SERVICES (2.4%)
 AT&T Corp.                             193,700    $   4,261
 *AT&T Wireless Group                    37,600          615
 *Nextel Communications, Inc. -
  Class A                               137,300        2,392
 SBC Communications, Inc.                70,139        2,810
 Sprint Corporation                      51,400        1,098
 Verizon Communications, Inc.           109,972        5,883
                                                   ---------
     TOTAL                                            17,059
                                                   ---------

 UTILITIES (3.1%)
 El Paso Corporation                    111,000        5,832
 Enron Corp.                            179,600        8,801
 *Mirant Corporation                    228,000        7,843
                                                   ---------
     TOTAL                                            22,476
                                                   ---------
     TOTAL COMMON STOCK
       (COST $522,791)                               621,752
                                                   ---------
              MONEY MARKET INVESTMENTS (13.2%)
 -----------------------------------------------------------
 ASSET-BACKED SECURITIES (CMO'S) (2.7%)
 #Asset Securitization, 4.00%,
  7/5/01                             19,500,000       19,489
                                                   ---------
     TOTAL                                            19,489
                                                   ---------
 ELECTRICAL EQUIPMENT & SUPPLIES (1.6%)
 #General Electric Capital
  Corporation, 4.10%, 7/2/01         11,700,000       11,697
                                                   ---------
     TOTAL                                            11,697
                                                   ---------

 FEDERAL GOVERNMENT AND AGENCIES (0.6%)
 #Federal Home Loan Mortgage
  Corporation, 3.71%, 9/14/01         4,000,000        3,970
                                                   ---------
     TOTAL                                             3,970
                                                   ---------

 FINANCE LESSORS (2.7%)
 #Receivable Capital Trust,
  3.87%, 7/26/01                     20,000,000       19,944
                                                   ---------
     TOTAL                                            19,944
                                                   ---------

                                                    MARKET
                                      SHARES/        VALUE
 MONEY MARKET INVESTMENTS (13.2%)       PAR         (000'S)
 -----------------------------------------------------------
 FINANCE SERVICES (2.8%)
 #Citicorp, 3.85%, 7/17/01           20,000,000    $  19,963
                                                   ---------
     TOTAL                                            19,963
                                                   ---------

 NEWSPAPERS (2.8%)
 #Gannet Company, Inc., 3.95%,
  7/17/01                            20,000,000       19,963
                                                   ---------
     TOTAL                                            19,963
                                                   ---------

     TOTAL MONEY MARKET
      INVESTMENTS
      (COST $95,026)                                  95,026
                                                   ---------

     TOTAL INVESTMENTS (99.7%)
      (COST $617,817)!                               716,778
                                                   ---------

     OTHER ASSETS, LESS
      LIABILITIES (0.3%)                               2,235
                                                   ---------

     TOTAL NET ASSETS (100.0%)                     $ 719,013
                                                   =========

 -----------------------------------------------------------

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $617,817 and the net unrealized appreciation of investments based on that cost was $98,961 which is comprised of $140,278 aggregate gross unrealized appreciation and $41,317 aggregate gross unrealized depreciation.

* Non-Income Producing

ADR - American Depository Receipt

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                 UNREALIZED
                                               APPRECIATION/
                      NUMBER OF   EXPIRATION   (DEPRECIATION)
       ISSUERS        CONTRACTS      DATE         (000'S)
-------------------------------------------------------------
S & P 500                189        09/01         $(1,663)
(Total Notional Value
  at 6/30/2001,
  $60,040)

    The Accompanying Notes are an Integral Part of the Financial Statements

Growth Stock Portfolio                 24

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Long-term growth of capital and          Actively manage a portfolio of equity securities       $572.50 million
 income, consistent with moderate         with a goal of exceeding the total return of the
 investment risk                          S&P 500 Index.

J.P. MORGAN SELECT GROWTH & INCOME STOCK PORTFOLIO
The J.P. Morgan Select Growth and Income Stock Portfolio invests mainly in large-capitalization stocks, with a focus on seeking the most attractive valuations in the market based on long-term earnings forecasts. A sector balance within a few percentage points of the S&P 500 Index(R) is normally maintained, with the emphasis on undervalued stocks within each industry group; a valuation discipline mandates the sale of stocks regarded as overvalued. More focus is placed on capital appreciation and dividend growth than on current dividends. The Portfolio is normally fully invested in equity securities.

In a market that was volatile and generally down, especially in the first calendar quarter of 2001, the Portfolio performed better than its major benchmark, the S&P 500 Index(R), for the 12 months ended June 2001. A shift in market leadership, away from the former focus on a few leading growth names, favored the Portfolio's value-oriented investment style and its strategy of seeking out less prominent, undervalued stocks in each industry group.

The single largest contributor to the Portfolio's performance was Tyco International, a diversified manufacturing and service company that is substantially overweighted relative to the Index. Other holdings that performed well were Philip Morris, Abercrombie & Fitch, and pharmaceutical company ALZA, which was acquired in June 2001 by Johnson & Johnson. E-bay, which was bought and sold opportunistically, was also a factor in performance in the first half of 2001. Weakness in health care insurer CIGNA, Ambac Financial Group and Global Marine partially offset gains from these strong performers. Falling stock prices in the media and telecommunications sectors have created opportunities to add holdings of quality companies including Sprint PCS, AOL Time Warner, and Gemstar.

The J.P. Morgan Select Growth and Income Stock Portfolio is managed for Northwestern Mutual by J.P. Morgan Investment Management, Inc.

                               SECTOR ALLOCATION
                                   6/30/2001
[SECTOR ALLOCATION PIE CHART]

                         CONSUMER      CONSUMER                            HEALTH                  INFORMATION
                       DISCRETIONARY   STAPLES     ENERGY    FINANCIALS     CARE     INDUSTRIALS   TECHNOLOGY    MATERIAL
                       -------------   --------    ------    ----------    ------    -----------   -----------   --------
Sector Allocation          15.00         6.00       8.00        15.00      13.00        12.00         17.00        4.00

                                                         SHORT-
                       TELECOMMUNICATION                  TERM
                           SERVICES        UTILITIES   INVESTMENTS
                       -----------------   ---------   -----------
Sector Allocation            6.00            3.00         1.00

TOP 10 HOLDINGS
6/30/2001

   Security Description                                       % of Total Net Assets
   ------------------------------------------------------------------------------------
   General Electric Company                                                    5.0%
   ------------------------------------------------------------------------------------
   Tyco International, Ltd.                                                    4.1%
   ------------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                     3.6%
   ------------------------------------------------------------------------------------
   Microsoft Corporation                                                       3.3%
   ------------------------------------------------------------------------------------
   Philip Morris Companies, Inc.                                               3.0%
   ------------------------------------------------------------------------------------
   Citigroup, Inc.                                                             3.0%
   ------------------------------------------------------------------------------------
   AOL Time Warner, Inc.                                                       3.0%
   ------------------------------------------------------------------------------------
   Pfizer, Inc.                                                                2.2%
   ------------------------------------------------------------------------------------
   Ambac Financial Group, Inc.                                                 2.2%
   ------------------------------------------------------------------------------------
   Chevron Corporation                                                         2.1%

PERFORMANCE RELATIVE TO THE S&P 500 INDEX
[PERFORMANCE RELATIVE TO THE S&P 500 INDEX LINE GRAPH]

                                                                J.P. MORGAN SELECT GROWTH &
                                                                   INCOME STOCK PORTFOLIO                 S&P 500 INDEX
                                                                ---------------------------               -------------
5/94                                                                      10000.00                           10000.00
6/94                                                                       9784.00                            9845.00
6/95                                                                      11754.00                           12394.00
6/96                                                                      14099.00                           15604.00
6/97                                                                      18641.00                           20999.00
6/98                                                                      23288.00                           27305.00
6/99                                                                      27927.00                           33503.00
6/00                                                                      26783.00                           35952.00
6/01                                                                      24529.00                           30620.00

-----------------------------------------------------------------------------------
                            Average Annual Total Return
                          For Periods Ended June 30, 2001
                                                                           Since
                                                     1 Year    5 Years   Inception#
-----------------------------------------------------------------------------------
J.P. Morgan Select Growth & Income Stock Portfolio    -8.42%   11.71%      13.36%
S&P 500 Index                                        -14.83%   14.43%      16.93%
-----------------------------------------------------------------------------------
# Inception Date of 5/3/1994

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                              J.P. Morgan Select Growth & Income Stock Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (98.6%)              PAR         (000)
 -----------------------------------------------------------
 CONSUMER DISCRETIONARY (14.5%)
 *Abercrombie & Fitch Co. - Class
  A                                      80,900    $   3,600
 *Adelphia Communications
  Corporation - Class A                  80,700        3,363
 *AOL Time Warner, Inc.                 321,500       17,040
 *AT&T Corp.-Liberty Media Group        568,100        9,936
 *Comcast Corporation-Class A            80,300        3,485
 *Costco Wholesale Corporation           73,500        3,090
 Ford Motor Company                     137,204        3,368
 Gannett Co., Inc.                       42,700        2,814
 *Gemstar-TV Guide International,
  Inc.                                   93,000        3,920
 The Home Depot, Inc.                    88,400        4,115
 *Lear Corporation                      108,600        3,790
 Mattel, Inc.                            44,200          836
 The News Corporation Limited, ADR       87,200        3,239
 Target Corporation                     166,300        5,754
 The TJX Companies, Inc.                183,200        5,839
 Wal-Mart Stores, Inc.                  185,500        9,052
                                                   ---------
     TOTAL                                            83,241
                                                   ---------
 CONSUMER STAPLES (6.1%)
 The Coca-Cola Company                   69,400        3,123
 The Gillette Company                   262,100        7,598
 *Kraft Foods Inc.                       81,400        2,523
 Philip Morris Companies, Inc.          338,700       17,190
 The Procter & Gamble Company            70,800        4,517
                                                   ---------
     TOTAL                                            34,951
                                                   ---------
 ENERGY (7.4%)
 Baker Hughes Incorporated              101,700        3,407
 Chevron Corporation                    132,400       11,982
 Conoco, Inc. - Class B                  97,600        2,821
 Exxon Mobil Corporation                234,727       20,503
 *Global Marine, Inc.                   191,300        3,564
                                                   ---------
     TOTAL                                            42,277
                                                   ---------
 FINANCIALS (15.2%)
 Ambac Financial Group, Inc.            214,150       12,464
 Bank One Corporation                   164,200        5,878
 Capital One Financial Corporation      124,400        7,464
 Citigroup, Inc.                        322,756       17,054
 Countrywide Credit Industries,
  Inc.                                   94,100        4,317
 *E*TRADE Group, Inc.                    96,600          623
 Federal National Mortgage
  Association                           102,500        8,728
 First Union Corporation                 93,500        3,267
 The Goldman Sachs Group, Inc.           87,700        7,525
 U.S. Bancorp                           522,620       11,911
 Washington Mutual, Inc.                 79,900        3,000
 XL Capital Ltd. - Class A               55,200        4,532
                                                   ---------
     TOTAL                                            86,763
                                                   ---------

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (98.6%)              PAR         (000)
 -----------------------------------------------------------
 HEALTH CARE (13.1%)
 American Home Products
  Corporation                           124,300    $   7,264
 *Amgen, Inc.                            77,800        4,814
 C. R. Bard, Inc.                        60,900        3,468
 CIGNA Corporation                       76,000        7,282
 *Human Genome Sciences, Inc.            32,566        1,950
 Johnson & Johnson                      198,450        9,923
 Merck & Co., Inc.                      119,800        7,656
 Pfizer, Inc.                           316,700       12,684
 Pharmacia Corporation                  197,552        9,078
 Schering-Plough Corporation            207,200        7,509
 *Tenet Healthcare Corporation           62,100        3,204
                                                   ---------
     TOTAL                                            74,832
                                                   ---------
 INDUSTRIALS (12.2%)
 *Cendant Corporation                   262,104        5,111
 Cooper Industries, Inc.                 84,500        3,345
 General Electric Company               590,700       28,796
 *Sensormatic Electronics
  Corporation                           159,200        2,706
 Tyco International, Ltd.               431,192       23,500
 Waste Management, Inc.                 215,017        6,627
                                                   ---------
     TOTAL                                            70,085
                                                   ---------
 INFORMATION TECHNOLOGY (17.3%)
 *Altera Corporation                    100,400        2,968
 *Applied Materials, Inc.                44,400        2,270
 *BEA Systems, Inc.                      37,800        1,256
 *CIENA Corporation                      28,600        1,087
 *Cisco Systems, Inc.                   478,200        9,253
 *Citrix Systems, Inc.                   69,400        2,411
 Compaq Computer Corporation            256,900        3,979
 *Dell Computer Corporation             136,000        3,654
 *EMC Corporation                        76,100        2,211
 Intel Corporation                      365,100       11,073
 International Business Machines
  Corporation                            95,500       10,792
 *Juniper Networks, Inc.                 39,000        1,209
 *Microsoft Corporation                 264,300       18,988
 Motorola, Inc.                         216,900        3,592
 *NCR Corporation                       126,900        5,964
 *Oracle Corporation                    213,800        4,212
 *Sun Microsystems, Inc.                333,000        5,381
 Texas Instruments Incorporated          85,000        2,678
 *TyCom, Ltd.                           226,400        3,894
 *VERITAS Software Corporation           33,218        2,246
                                                   ---------
     TOTAL                                            99,118
                                                   ---------

J.P. Morgan Select Growth & Income Stock Portfolio

                                                    MARKET
                                       SHARES/       VALUE
       COMMON STOCK (98.6%)              PAR         (000)
 -----------------------------------------------------------
 MATERIALS (3.9%)
 Alcoa, Inc.                            138,664    $   5,464
 Allegheny Technologies
  Incorporated                          161,150        2,915
 Potash Corporation of
  Saskatchewan, Inc.                     38,300        2,198
 Rohm and Haas Company                  130,400        4,290
 *Smurfit-Stone Container
  Corporation                           324,834        5,049
 Temple - Inland, Inc.                   42,400        2,259
                                                   ---------
     TOTAL                                            22,175
                                                   ---------
 TELECOMMUNICATION SERVICES (5.9%)
 Global Crossing Ltd.                   142,800        1,234
 Level 3 Communications, Inc.           103,100          555
 Nextel Communications,
  Inc. - Class A                        160,500        2,796
 Qwest Communications
  International, Inc.                    78,300        2,495
 SBC Communications, Inc.               195,110        7,815
 Sprint Corporation (PCS Group)         233,700        5,644
 Verizon Communications, Inc.           130,648        6,990
 WorldCom Inc. - MCI Group              176,562        2,972
 WorldCom, Inc. - WorldCom Group        235,159        3,499
                                                   ---------
     TOTAL                                            34,000
                                                   ---------
 UTILITIES (3.0%)
 DTE Energy Company                     108,100        5,020
 Dynegy Inc. - Class A                   59,300        2,757
 Entergy Corporation                     71,400        2,741
 NiSource, Inc.                         174,190        4,761
 PG&E Corporation                       159,000        1,781
                                                   ---------
     TOTAL                                            17,060
                                                   ---------
     TOTAL COMMON STOCK (COST
       $568,792)                                     564,502
                                                   ---------
                                                    MARKET
                                       SHARES/       VALUE
  MONEY MARKET INVESTMENTS (1.5%)        PAR        (000'S)
 -----------------------------------------------------------
 ELECTRICAL EQUIPMENT & SUPPLIES (0.6%)
 General Electric Capital
  Corporation, 4.10%, 7/2/01          3,600,000    $   3,600
                                                   ---------
     TOTAL                                             3,600
                                                   ---------
 FINANCE LESSORS (0.9%)
 Receivable Capital Trust, 3.87%,
  7/26/01                             4,759,000        4,746
                                                   ---------
     TOTAL                                             4,746
                                                   ---------
     TOTAL MONEY MARKET
      INVESTMENTS (COST $8,346)                        8,346
                                                   ---------
     TOTAL INVESTMENTS (100.1%)
      (COST $577,138)!                               572,848
                                                   ---------
     OTHER ASSETS, LESS
      LIABILITIES (-0.1%)                               (346)
                                                   ---------

     TOTAL NET ASSETS (100.0%)                     $ 572,502
                                                   =========

 -----------------------------------------------------------

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $577,138 and the net unrealized depreciation of investments based on that cost was $4,290 which is comprised of $53,703 aggregate gross unrealized appreciation and $57,993 aggregate gross unrealized depreciation.

ADR - American Depository Receipt

* Non-Income Producing

    The Accompanying Notes are an Integral Part of the Financial Statements

                              J.P. Morgan Select Growth & Income Stock Portfolio

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Long-term capital appreciation           Invest in a portfolio designed to approximate the      $1.94
 through cost-effective participation     composition and returns of the S&P 500 Index.          billion
 in broad market performance

INDEX 500 STOCK PORTFOLIO

The Index 500 Stock Portfolio is designed to achieve results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index(R). This composite of 500 stocks of large U.S.-based companies, compiled by Standard & Poor's Corporation, is generally regarded as a good proxy for the large-capitalization segment of the U.S. equity market. The Portfolio therefore enables contract owners to participate in overall performance of this broad segment of the U.S. equity market. The Portfolio continues to achieve the objective of matching the results of the S&P 500(R) before expenses.

                               SECTOR ALLOCATION
                                   6/30/2001
[SECTOR ALLOCATION PIE CHART]

                         CONSUMER      CONSUMER                              HEALTH                   INFORMATION
                       DISCRETIONARY    STAPLES     ENERGY     FINANCIALS     CARE      INDUSTRIALS   TECHNOLOGY    MATERIAL
                       -------------   --------     ------     ----------    ------     -----------   -----------   --------
Sector Allocation          13.00         8.00        7.00        18.00        13.00        11.00         18.00        2.00

                       TELECOMMUNICATION
                           SERVICES        UTILITIES
                       -----------------   ---------
Sector Allocation             6.00           4.00

TOP 10 HOLDINGS
6/30/2001

   Security Description                                       % of Total Net Assets
   ------------------------------------------------------------------------------------
   General Electric Company                                                    4.4%
   ------------------------------------------------------------------------------------
   Microsoft Corporation                                                       3.5%
   ------------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                     2.7%
   ------------------------------------------------------------------------------------
   Citigroup, Inc.                                                             2.4%
   ------------------------------------------------------------------------------------
   Pfizer, Inc.                                                                2.3%
   ------------------------------------------------------------------------------------
   AOL Time Warner, Inc.                                                       2.1%
   ------------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                                       2.0%
   ------------------------------------------------------------------------------------
   Intel Corporation                                                           1.8%
   ------------------------------------------------------------------------------------
   American International Group, Inc.                                          1.8%
   ------------------------------------------------------------------------------------
   International Business Machines Corporation                                 1.8%

PERFORMANCE RELATIVE TO THE S&P 500 INDEX
[PERFORMANCE RELATIVE TO THE S&P 500 INDEX LINE GRAPH]

                                                                    INDEX 500 PORTFOLIO                   S&P 500 INDEX
                                                                    -------------------                   -------------
6/91                                                                      10000.00                           10000.00
6/92                                                                      10961.00                           11340.00
6/93                                                                      12321.00                           12882.00
6/94                                                                      12442.00                           13050.00
6/95                                                                      15666.00                           16430.00
6/96                                                                      19721.00                           20685.00
6/97                                                                      26513.00                           27836.00
6/98                                                                      34478.00                           36195.00
6/99                                                                      42374.00                           44411.00
6/00                                                                      45443.00                           47657.00
6/01                                                                      38933.00                           40590.00

-------------------------------------------------------
              Average Annual Total Return
            For Periods Ended June 30, 2001
                           1 Year    5 Years   10 Years
-------------------------------------------------------
Index 500 Stock Portfolio  -14.32%   14.57%     14.56%
S&P 500 Index              -14.83%   14.43%     15.04%
-------------------------------------------------------

On April 30, 1993, the Portfolio was indexed to approximate the performance of the Standard & Poor's 500 Composite Stock Price Index. Before that date, the Portfolio was actively managed.

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

"Standard & Poor's(R)", "S&P(R)", "S&P MidCap 400 Index", "Standard & Poor's MidCap 400 Index", "S&P 500(R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

This chart assumes an initial investment of $10,000 made on 6/30/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

Index 500 Stock Portfolio              28

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 CONSUMER DISCRETIONARY (13.1%)
 American Greetings
  Corporation - Class A              11,100   $       122
 *AOL Time Warner, Inc.             758,700        40,210
 *AutoZone, Inc.                     20,000           750
 *Bed Bath & Beyond, Inc.            50,100         1,531
 *Best Buy Co., Inc.                 36,400         2,312
 *Big Lots, Inc.                     19,600           268
 The Black & Decker Corporation      14,200           560
 Brunswick Corporation               15,300           368
 Carnival Corporation               102,500         3,147
 Centex Corporation                  10,400           424
 Circuit City Stores, Inc.           36,100           650
 *Clear Channel Communications,
  Inc.                              102,500         6,427
 *Comcast Corporation - Class A     164,700         7,148
 Cooper Tire & Rubber Company        12,600           179
 *Costco Wholesale Corporation       78,514         3,301
 Dana Corporation                    25,900           605
 Darden Restaurants, Inc.            21,100           589
 Delphi Automotive Systems
  Corporation                        98,137         1,563
 Dillard's, Inc. - Class A           15,400           235
 Dollar General Corporation          57,928         1,130
 Dow Jones & Company, Inc.           15,300           914
 Eastman Kodak Company               52,600         2,455
 *Federated Department Stores,
  Inc.                               34,800         1,479
 Ford Motor Company                 325,019         7,979
 Fortune Brands, Inc.                27,100         1,040
 Gannett Co., Inc.                   46,200         3,045
 The Gap, Inc.                      148,975         4,320
 General Motors Corporation          96,147         6,187
 The Goodyear Tire & Rubber
  Company                            27,800           778
 Harcourt General, Inc.              12,800           745
 Harley-Davidson, Inc.               53,100         2,500
 *Harrah's Entertainment, Inc.       20,500           724
 Hasbro, Inc.                        30,175           436
 Hilton Hotels Corporation           64,600           749
 The Home Depot, Inc.               405,994        18,898
 The Interpublic Group of
  Companies, Inc.                    54,000         1,585
 J. C. Penney Company, Inc.          46,000         1,213
 Johnson Controls, Inc.              15,100         1,094
 KB Home                              7,700           232
 *Kmart Corporation                  84,700           972
 Knight-Ridder, Inc.                 12,900           765
 *Kohl's Corporation                 58,200         3,651
 Leggett & Platt, Incorporated       34,400           758
 The Limited, Inc.                   74,648         1,233
 Liz Claiborne, Inc.                  9,100           459
 Lowe's Companies, Inc.              67,100         4,868
 Marriott International,
  Inc. - Class A                     42,100         1,993
 Mattel, Inc.                        74,788         1,415

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 CONSUMER DISCRETIONARY continued
 The May Department Stores
  Company                            52,200   $     1,788
 Maytag Corporation                  13,500           395
 McDonald's Corporation             229,900         6,221
 The McGraw-Hill Companies, Inc.     34,300         2,269
 Meredith Corporation                 8,700           312
 The New York Times Company -
  Class A                            28,400         1,193
 Newell Rubbermaid, Inc.             46,732         1,173
 NIKE, Inc. - Class B                47,300         1,986
 Nordstrom, Inc.                     23,500           436
 *Office Depot, Inc.                 52,200           542
 Omnicom Group, Inc.                 31,000         2,666
 Pulte Corporation                    7,100           303
 RadioShack Corporation              32,600           994
 *Reebok International, Ltd.         10,000           320
 Sears, Roebuck & Co.                58,600         2,479
 The Sherwin-Williams Company        28,100           624
 Snap-on Incorporated                10,150           245
 The Stanley Works                   15,100           632
 *Staples, Inc.                      79,400         1,199
 *Starbucks Corporation              66,400         1,471
 Starwood Hotels & Resorts
  Worldwide, Inc.                    33,900         1,264
 Target Corporation                 157,000         5,432
 Tiffany & Co.                       25,600           927
 The TJX Companies, Inc.             49,000         1,562
 *Toys "R" Us, Inc.                  34,600           856
 Tribune Company                     53,047         2,122
 *Tricon Global Restaurants,
  Inc.                               25,690         1,128
 TRW, Inc.                           21,800           894
 Tupperware Corporation              10,100           237
 *Univision Communications,
  Inc. - Class A                     36,200         1,549
 V. F. Corporation                   19,900           724
 *Viacom, Inc. - Class B            305,848        15,828
 Visteon Corporation                 22,933           422
 Wal-Mart Stores, Inc.              783,100        38,214
 The Walt Disney Company            364,707        10,536
 Wendy's International, Inc.         19,900           508
 Whirlpool Corporation               11,700           731
                                              -----------
     TOTAL CONSUMER
       DISCRETIONARY                              254,188
                                              -----------
 CONSUMER STAPLES (7.6%)
 Adolph Coors Company - Class B       6,500           326
 Alberto-Culver Company - Class
  B                                   9,900           416
 Albertson's, Inc.                   71,726         2,151
 Anheuser-Busch Companies, Inc.     158,100         6,514
 Archer-Daniels-Midland Company     111,121         1,445
 Avon Products, Inc.                 41,700         1,930
 Brown-Forman
  Corporation - Class B              12,000           767

                                       29              Index 500 Stock Portfolio

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 CONSUMER STAPLES continued
 Campbell Soup Company               73,700   $     1,898
 The Clorox Company                  41,400         1,401
 The Coca-Cola Company              436,000        19,621
 Coca-Cola Enterprises, Inc.         73,300         1,198
 Colgate-Palmolive Company          100,300         5,917
 ConAgra Foods, Inc.                 94,100         1,864
 CVS Corporation                     68,700         2,652
 General Mills, Inc.                 49,800         2,180
 The Gillette Company               184,700         5,354
 H.J. Heinz Company                  60,950         2,492
 Hershey Foods Corporation           23,900         1,475
 Kellogg Company                     71,100         2,062
 Kimberly-Clark Corporation          93,644         5,235
 *The Kroger Co.                    143,500         3,588
 Longs Drug Stores Corporation        6,500           140
 The Pepsi Bottling Group, Inc.      24,800           994
 PepsiCo, Inc.                      253,100        11,187
 Philip Morris Companies, Inc.      389,800        19,783
 The Procter & Gamble Company       227,900        14,541
 The Quaker Oats Company             23,100         2,108
 Ralston Purina Company              53,400         1,603
 *Safeway, Inc.                      87,900         4,219
 Sara Lee Corporation               137,720         2,608
 SUPERVALU, Inc.                     23,200           407
 SYSCO Corporation                  118,500         3,217
 Unilever N.V. ADR                  100,167         5,967
 UST, Inc.                           28,600           825
 Walgreen Co.                       178,100         6,082
 Winn-Dixie Stores, Inc.             24,600           643
 Wm. Wrigley Jr. Company             39,600         1,855
                                              -----------
     TOTAL CONSUMER STAPLES                       146,665
                                              -----------
 ENERGY (6.6%)
 Amerada Hess Corporation            15,500         1,252
 Anadarko Petroleum Corporation      43,662         2,359
 Apache Corporation                  21,700         1,101
 Ashland, Inc.                       12,200           489
 Baker Hughes Incorporated           58,230         1,951
 Burlington Resources, Inc.          37,820         1,511
 Chevron Corporation                112,500        10,181
 Conoco, Inc. - Class B             109,300         3,159
 Devon Energy Corporation            22,500         1,181
 EOG Resources, Inc.                 20,500           729
 Exxon Mobil Corporation            609,485        53,238
 Halliburton Company                 77,600         2,763
 Kerr-McGee Corporation              16,505         1,094
 *Nabors Industries, Inc.            25,800           960
 *Noble Drilling Corporation         23,500           770
 Occidental Petroleum
  Corporation                        64,800         1,723
 Phillips Petroleum Company          44,800         2,554
 *Rowan Companies, Inc.              16,500           365
 Royal Dutch Petroleum Company      374,300        21,810
 Schlumberger Limited               100,400         5,286
 Sunoco, Inc.                        14,900           546

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 ENERGY continued
 Texaco, Inc.                        96,500   $     6,427
 Tosco Corporation                   25,400         1,119
 Transocean Sedco Forex, Inc.        55,501         2,289
 Unocal Corporation                  42,600         1,455
 USX-Marathon Group                  54,400         1,605
                                              -----------
     TOTAL ENERGY                                 127,917
                                              -----------
 FINANCIALS (17.7%)
 AFLAC Incorporated                  93,000         2,929
 The Allstate Corporation           128,228         5,641
 Ambac Financial Group, Inc.         18,500         1,077
 American Express Company           233,200         9,048
 American General Corporation        88,150         4,095
 American International Group,
  Inc.                              408,092        35,096
 AmSouth Bancorporation              65,800         1,217
 Aon Corporation                     44,900         1,572
 Bank of America Corporation        285,376        17,131
 The Bank of New York Company,
  Inc.                              129,800         6,230
 Bank One Corporation               202,686         7,256
 BB&T Corporation                    70,400         2,584
 The Bear Stearns Companies,
  Inc.                               18,738         1,105
 Capital One Financial
  Corporation                        34,500         2,070
 The Charles Schwab Corporation     242,550         3,711
 Charter One Financial, Inc.         36,435         1,162
 The Chubb Corporation               30,600         2,369
 Cincinnati Financial
  Corporation                        28,200         1,129
 Citigroup, Inc.                    880,523        46,526
 Comerica Incorporated               31,050         1,788
 Conseco, Inc.                       57,037           779
 Countrywide Credit Industries,
  Inc.                               20,400           936
 Federal Home Loan Mortgage
  Corporation                       121,900         8,533
 Federal National Mortgage
  Association                       176,600        15,037
 Fifth Third Bancorp                 99,534         6,007
 First Union Corporation            171,752         6,001
 FleetBoston Financial
  Corporation                       189,830         7,489
 Franklin Resources, Inc.            46,300         2,119
 Golden West Financial
  Corporation                        27,700         1,779
 The Hartford Financial Services
  Group, Inc.                        41,400         2,832
 Household International, Inc.       82,579         5,508
 Huntington Bancshares
  Incorporated                       43,982           711
 J.P. Morgan Chase & Co.            333,548        14,876
 Jefferson-Pilot Corporation         27,125         1,311
 KeyCorp                             74,700         1,946
 Lehman Brothers Holdings, Inc.      43,900         3,413
 Lincoln National Corporation        33,600         1,739
 Loews Corporation                   34,600         2,229
 Marsh & McLennan Companies,
  Inc.                               48,250         4,873
 MBIA, Inc.                          25,850         1,439
 MBNA Corporation                   149,375         4,922
 Mellon Financial Corporation        85,600         3,938

Index 500 Stock Portfolio              30

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 FINANCIALS continued
 Merrill Lynch & Co., Inc.          141,700   $     8,396
 MetLife, Inc.                      134,000         4,151
 MGIC Investment Corporation         18,700         1,358
 Moody's Corporation                 28,500           955
 Morgan Stanley Dean Witter &
  Co.                               195,810        12,577
 National City Corporation          106,800         3,287
 Northern Trust Corporation          38,900         2,509
 The PNC Financial Services
  Group, Inc.                        50,800         3,342
 The Progressive Corporation         12,900         1,744
 Providian Financial Corporation     50,100         2,966
 Regions Financial Corporation       42,400         1,333
 SAFECO Corporation                  22,400           664
 SouthTrust Corporation              59,400         1,541
 The St. Paul Companies, Inc.        38,186         1,936
 State Street Corporation            56,700         2,806
 Stilwell Financial, Inc.            39,000         1,309
 SunTrust Banks, Inc.                51,900         3,362
 Synovus Financial Corp.             50,450         1,583
 T. Rowe Price Group, Inc.           21,300           783
 Torchmark Corporation               22,100           889
 U.S. Bancorp                       337,904         7,701
 Union Planters Corporation          24,400         1,064
 UnumProvident Corporation           42,231         1,356
 USA Education, Inc.                 28,800         2,102
 Wachovia Corporation                36,700         2,611
 Washington Mutual, Inc.            153,054         5,747
 Wells Fargo & Company              299,630        13,912
                                              -----------
     TOTAL FINANCIALS                             344,137
                                              -----------
 HEALTH CARE (12.8%)
 Abbott Laboratories                271,200        13,020
 Aetna, Inc.                         25,263           654
 Allergan, Inc.                      23,100         1,975
 American Home Products
  Corporation                       229,800        13,430
 *Amgen, Inc.                       182,600        11,299
 Applera Corporation - Applied
  Biosystems Group                   37,000           990
 Bausch & Lomb Incorporated           9,400           341
 Baxter International, Inc.         103,100         5,052
 Becton, Dickinson and Company       45,000         1,611
 *Biogen, Inc.                       25,900         1,398
 Biomet, Inc.                        31,350         1,510
 *Boston Scientific Corporation      71,100         1,209
 Bristol-Myers Squibb Company       342,800        17,927
 C. R. Bard, Inc.                     8,900           507
 Cardinal Health, Inc.               73,725         5,087
 *Chiron Corporation                 33,600         1,749
 CIGNA Corporation                   26,900         2,578
 Eli Lilly and Company              197,600        14,622
 *Forest Laboratories, Inc.          30,900         2,194
 *Guidant Corporation                54,000         1,944
 HCA - The Healthcare Company        96,900         4,379

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 HEALTH CARE continued
 *HEALTHSOUTH Corporation            67,700   $     1,081
 *Humana, Inc.                       29,700           293
 Johnson & Johnson                  528,070        26,403
 *King Pharmaceuticals, Inc.         29,600         1,591
 *Manor Care, Inc.                   18,000           572
 McKesson HBOC, Inc.                 49,945         1,854
 *MedImmune, Inc.                    37,200         1,763
 Medtronic, Inc.                    210,600         9,690
 Merck & Co., Inc.                  404,300        25,838
 Pfizer, Inc.                     1,106,150        44,300
 Pharmacia Corporation              226,070        10,388
 *Quintiles Transnational Corp.      20,200           515
 Schering-Plough Corporation        256,300         9,288
 *St. Jude Medical, Inc.             14,900           894
 Stryker Corporation                 34,300         1,881
 *Tenet Healthcare Corporation       56,300         2,905
 UnitedHealth Group Incorporated     56,100         3,464
 *Watson Pharmaceuticals, Inc.       18,000         1,110
 *Wellpoint Health Networks,
  Inc. - Class A                     11,000         1,037
                                              -----------
     TOTAL HEALTH CARE                            248,343
                                              -----------
 INDUSTRIALS (11.4%)
 *Allied Waste Industries, Inc.      34,500           644
 *American Power Conversion
  Corporation                        34,100           505
 *AMR Corporation                    26,400           954
 Automatic Data Processing, Inc.    111,400         5,537
 Avery Dennison Corporation          19,300           985
 The Boeing Company                 146,276         8,132
 Burlington Northern Santa Fe
  Corporation                        68,821         2,076
 Caterpillar, Inc.                   60,300         3,018
 *Cendant Corporation               134,833         2,629
 Cintas Corporation                  29,600         1,400
 *Concord EFS, Inc.                  37,900         2,117
 *Convergys Corporation              30,100           911
 Cooper Industries, Inc.             16,400           649
 Crane Co.                           10,575           328
 CSX Corporation                     37,300         1,352
 Cummins, Inc.                        7,200           279
 Danaher Corporation                 24,900         1,394
 Deere & Company                     41,200         1,559
 Delta Air Lines, Inc.               21,600           952
 Deluxe Corporation                  12,700           367
 Dover Corporation                   35,600         1,340
 Eaton Corporation                   12,000           841
 Ecolab, Inc.                        22,300           914
 Emerson Electric Co.                75,200         4,550
 Equifax, Inc.                       24,800           910
 *FedEx Corporation                  51,920         2,087
 First Data Corporation              69,300         4,453
 *Fiserv, Inc.                       21,800         1,361
 Fluor Corporation                   12,900           582

                                       31              Index 500 Stock Portfolio

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 INDUSTRIALS continued
 General Dynamics Corporation        34,900   $     2,716
 General Electric Company         1,737,200        84,688
 Genuine Parts Company               30,300           954
 Goodrich Corporation                18,000           684
 H&R Block, Inc.                     16,000         1,033
 Honeywell International, Inc.      139,850         4,893
 Illinois Tool Works, Inc.           53,000         3,355
 IMS Health Incorporated             51,500         1,468
 Ingersoll-Rand Company              28,100         1,158
 ITT Industries, Inc.                15,400           681
 Lockheed Martin Corporation         75,508         2,798
 Masco Corporation                   78,200         1,952
 McDermott International, Inc.       10,500           122
 Minnesota Mining and
  Manufacturing Company              69,500         7,929
 Molex Incorporated                  34,200         1,242
 National Service Industries,
  Inc.                                7,200           163
 *Navistar International
  Corporation                        10,400           293
 Norfolk Southern Corporation        67,400         1,395
 Northrop Grumman Corporation        14,900         1,193
 PACCAR, Inc.                        13,370           685
 Pall Corporation                    21,500           506
 Parker-Hannifin Corporation         20,475           869
 Paychex, Inc.                       65,375         2,700
 Pitney Bowes, Inc.                  44,200         1,862
 *Power-One, Inc.                    13,700           226
 R. R. Donnelley & Sons Company      21,400           636
 Raytheon Company-Class B            59,800         1,588
 *Robert Half International,
  Inc.                               31,200           777
 Rockwell International
  Corporation                        32,000         1,220
 Ryder System, Inc.                  10,400           204
 Sabre Holdings Corporation -
  Class A                            23,067         1,153
 Southwest Airlines Co.             132,900         2,457
 Symbol Technologies, Inc.           38,450           854
 Textron, Inc.                       24,900         1,370
 *Thermo Electron Corporation        31,600           696
 Thomas & Betts Corporation          10,100           223
 The Timken Company                  10,500           178
 *TMP Worldwide, Inc.                18,700         1,114
 Tyco International, Ltd.           337,208        18,377
 Union Pacific Corporation           43,500         2,389
 United Technologies Corporation     82,500         6,044
 *US Airways Group, Inc.             11,700           284
 W.W. Grainger, Inc.                 16,500           679
 Waste Management, Inc.             108,985         3,359
                                              -----------
     TOTAL INDUSTRIALS                            221,993
                                              -----------
 INFORMATION TECHNOLOGY (18.5%)
 *ADC Telecommunications, Inc.      136,300           939
 Adobe Systems Incorporated          42,200         1,983
 *Advanced Micro Devices, Inc.       59,800         1,727
 *Agilent Technologies, Inc.         79,980         2,599
 *Altera Corporation                 69,500         2,054

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 INFORMATION TECHNOLOGY continued
 *Analog Devices, Inc.               63,100   $     2,729
 *Andrew Corporation                 14,237           263
 *Apple Computer, Inc.               60,700         1,457
 *Applied Materials, Inc.           141,900         7,255
 *Applied Micro Circuits
  Corporation                        52,300           927
 Autodesk, Inc.                       9,900           369
 *Avaya, Inc.                        49,566           679
 *BMC Software, Inc.                 42,700           962
 *Broadcom Corporation - Class A     42,800         1,836
 *BroadVision, Inc.                  47,200           241
 *Cabletron Systems, Inc.            32,400           740
 *Cisco Systems, Inc.             1,275,700        24,685
 *Citrix Systems, Inc.               32,500         1,129
 Compaq Computer Corporation        296,109         4,587
 Computer Associates
  International, Inc.               101,012         3,636
 *Computer Sciences Corporation      29,600         1,024
 *Compuware Corporation              64,500           881
 *Comverse Technology, Inc.          29,100         1,674
 *Conexant Systems, Inc.             42,600           380
 Corning Incorporated               161,200         2,694
 *Dell Computer Corporation         453,500        12,186
 Electronic Data Systems
  Corporation                        82,000         5,125
 *EMC Corporation                   383,574        11,143
 *Gateway, Inc.                      56,600           931
 Hewlett-Packard Company            338,800         9,690
 Intel Corporation                1,179,900        35,786
 International Business Machines
  Corporation                       307,600        34,759
 *Intuit, Inc.                       36,300         1,417
 *Jabil Circuit, Inc.                33,500         1,034
 *JDS Uniphase Corporation          229,000         3,014
 *KLA-Tencor Corporation             32,300         1,898
 *Lexmark International Group,
  Inc. - Class A                     22,300         1,500
 Linear Technology Corporation       55,500         2,517
 *LSI Logic Corporation              62,800         1,181
 Lucent Technologies, Inc.          596,700         3,700
 *Maxim Integrated Products,
  Inc.                               56,700         2,637
 *Mercury Interactive
  Corporation                        14,200           869
 *Micron Technology, Inc.           104,000         4,274
 *Microsoft Corporation             935,400        67,200
 Millipore Corporation                8,100           502
 Motorola, Inc.                     383,010         6,343
 *National Semiconductor
  Corporation                        30,500           888
 *NCR Corporation                    16,800           790
 *Network Appliance, Inc.            56,300           771
 Nortel Networks Corporation        557,800         5,070
 *Novell, Inc.                       55,700           291
 *Novellus Systems, Inc.             24,700         1,378
 *Oracle Corporation                979,300        19,292
 *Palm, Inc.                         99,320           602
 *Parametric Technology
  Corporation                        46,600           600
 *PeopleSoft, Inc.                   50,000         2,419

Index 500 Stock Portfolio              32

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 INFORMATION TECHNOLOGY continued
 PerkinElmer, Inc.                   17,500   $       482
 *QLogic Corporation                 16,200         1,039
 *QUALCOMM Incorporated             132,100         7,520
 *Sanmina Corporation                53,700         1,297
 *Sapient Corporation                21,200           209
 Scientific-Atlanta, Inc.            28,300         1,149
 *Siebel Systems, Inc.               75,300         3,578
 *Solectron Corporation             113,200         2,072
 *Sun Microsystems, Inc.            571,500         9,235
 Tektronix, Inc.                     16,600           451
 *Tellabs, Inc.                      72,000         1,362
 *Teradyne, Inc.                     30,600         1,013
 Texas Instruments Incorporated     304,000         9,576
 *Unisys Corporation                 55,300           813
 *VERITAS Software Corporation       71,661         4,846
 *Vitesse Semiconductor
  Corporation                        33,300           705
 Xerox Corporation                  117,000         1,120
 *Xilinx, Inc.                       57,900         2,403
 *Yahoo!, Inc.                       97,900         1,913
                                              -----------
     TOTAL INFORMATION
       TECHNOLOGY                                 358,040
                                              -----------
 MATERIALS (2.5%)
 Air Products and Chemicals,
  Inc.                               40,200         1,839
 Alcan, Inc.                         55,700         2,341
 Alcoa, Inc.                        151,668         5,977
 Allegheny Technologies
  Incorporated                       14,067           254
 Ball Corporation                     5,000           238
 Barrick Gold Corporation            69,400         1,051
 Bemis Company, Inc.                  9,300           374
 Boise Cascade Corporation           10,100           355
 The Dow Chemical Company           157,180         5,227
 E. I. du Pont de Nemours and
  Company                           182,900         8,824
 Eastman Chemical Company            13,525           644
 Engelhard Corporation               22,400           578
 *FMC Corporation                     5,300           363
 *Freeport-McMoRan Copper &
  Gold, Inc. - Class B               26,000           287
 Georgia-Pacific Corporation         39,571         1,339
 Great Lakes Chemical
  Corporation                         8,800           271
 Hercules Incorporated               18,800           212
 Homestake Mining Company            46,100           357
 *Inco Limited                       31,900           551
 International Flavors &
  Fragrances, Inc.                   17,100           430
 International Paper Company         84,406         3,013
 Louisiana-Pacific Corporation       18,300           215
 The Mead Corporation                17,400           472
 Newmont Mining Corporation          33,680           627
 Nucor Corporation                   13,700           670
 *Pactiv Corporation                 27,700           371
 Phelps Dodge Corporation            13,824           574
 Placer Dome, Inc.                   57,400           563
 Potlatch Corporation                 5,000           172

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 MATERIALS continued
 PPG Industries, Inc.                29,500   $     1,551
 Praxair, Inc.                       27,800         1,307
 Rohm and Haas Company               38,513         1,267
 *Sealed Air Corporation             14,671           546
 Sigma-Aldrich Corporation           13,500           545
 Temple-Inland, Inc.                  8,600           458
 USX-U. S. Steel Group               15,600           314
 Vulcan Materials Company            17,700           951
 Westvaco Corporation                17,650           429
 Weyerhaeuser Company                38,100         2,094
 Willamette Industries, Inc.         19,200           950
 Worthington Industries, Inc.        14,950           203
                                              -----------
     TOTAL MATERIALS                               48,804
                                              -----------
 TELECOMMUNICATION SERVICES (5.6%)
 ALLTEL Corporation                  54,900         3,363
 AT&T Corp.                         593,838        13,064
 BellSouth Corporation              328,300        13,221
 CenturyTel, Inc.                    24,700           748
 *Citizens Communications
  Company                            46,500           559
 *Global Crossing Ltd.              155,310         1,342
 *Nextel Communications, Inc. -
  Class A                           133,600         2,327
 *Qwest Communications
  International, Inc.               290,317         9,252
 SBC Communications, Inc.           593,425        23,773
 Sprint Corporation                 155,000         3,311
 *Sprint Corporation (PCS Group)    163,500         3,949
 Verizon Communications, Inc.       473,686        25,343
 *WorldCom, Inc.-WorldCom Group     504,773         7,511
                                              -----------
     TOTAL TELECOMMUNICATION
       SERVICES                                   107,763
                                              -----------
 UTILITIES (3.7%)
 *The AES Corporation                93,100         4,008
 Allegheny Energy, Inc.              21,500         1,037
 Ameren Corporation                  24,100         1,029
 American Electric Power
  Company, Inc.                      56,420         2,605
 *Calpine Corporation                52,300         1,977
 Cinergy Corp.                       27,917           976
 CMS Energy Corporation              22,900           638
 Consolidated Edison, Inc.           37,200         1,481
 Constellation Energy Group,
  Inc.                               28,500         1,214
 Dominion Resources, Inc.            41,895         2,519
 DTE Energy Company                  30,100         1,398
 Duke Energy Corporation            134,330         5,239
 Dynegy Inc. - Class A               56,600         2,632
 Edison International                57,100           637
 El Paso Corporation                 87,171         4,580
 Enron Corp.                        130,900         6,413
 Entergy Corporation                 39,100         1,501
 Exelon Corporation                  55,812         3,579
 FirstEnergy Corp.                   39,500         1,270
 FPL Group, Inc.                     31,000         1,867

                                       33              Index 500 Stock Portfolio

                                                MARKET
                                   SHARES/       VALUE
      COMMON STOCK (99.5%)           PAR         (000)
 --------------------------------------------------------
 UTILITIES continued
 GPU, Inc.                           21,400   $       752
 KeySpan Corporation                 23,600           861
 Kinder Morgan, Inc.                 20,100         1,010
 *Mirant Corporation                 59,359         2,042
 *Niagara Mohawk Holdings, Inc.      28,100           497
 Nicor, Inc.                          8,000           312
 NiSource, Inc.                      35,773           978
 ONEOK, Inc.                         10,200           201
 Peoples Energy Corporation           6,200           249
 PG&E Corporation                    67,900           760
 Pinnacle West Capital
  Corporation                        14,900           706
 PPL Corporation                     25,434         1,399
 Progress Energy, Inc.               35,992         1,617
 Public Service Enterprise Group
  Incorporated                       37,600         1,839
 Reliant Energy, Inc.                51,662         1,664
 Sempra Energy                       35,902           982
 The Southern Company               118,500         2,755
 TXU Corp.                           45,215         2,179
 The Williams Companies, Inc.        84,700         2,791
 Xcel Energy, Inc.                   59,720         1,699
                                              -----------
     TOTAL UTILITIES                               71,893
                                              -----------
     TOTAL COMMON STOCK (COST
       $1,324,640)                              1,929,743
                                              -----------
             MONEY MARKET INVESTMENTS (0.5%)
 --------------------------------------------------------
 ELECTRICAL EQUIPMENT & SUPPLIES (0.1%)
 #General Electric Capital
  Corporation, 4.10%, 7/2/01      1,700,000         1,700
                                              -----------
     TOTAL ELECTRICAL EQUIPMENT
       & SUPPLIES                                   1,700
                                              -----------
 FEDERAL GOVERNMENT AND AGENCIES (0.3%)
 #Federal Home Loan Mortgage
  Corporation, 3.71%, 9/14/01     5,000,000         4,962
                                              -----------
     TOTAL FEDERAL GOVERNMENT
       AND AGENCIES                                 4,962
                                              -----------

                                                MARKET
                                   SHARES/       VALUE
 MONEY MARKET INVESTMENTS (0.5%)     PAR        (000'S)
 --------------------------------------------------------
 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (0.1%)
 #Quincy Capital Corporation,
  3.90%, 7/26/01                  2,600,000   $     2,593
                                              -----------
     TOTAL MISCELLANEOUS
       BUSINESS CREDIT
       INSTITUTIONS                                 2,593
                                              -----------
     TOTAL MONEY MARKET
      INVESTMENTS (COST $9,254)                     9,255
                                              -----------
     TOTAL INVESTMENTS (100.0%)
      (COST $1,333,894)!                        1,938,998
                                              -----------

     OTHER ASSETS, LESS
      LIABILITIES (0.0%)                              802
                                              -----------

     TOTAL NET ASSETS (100.0%)                $ 1,939,800
                                              ===========

 --------------------------------------------------------

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $1,333,894 and the net unrealized appreciation of investments based on that cost was $605,104 which is comprised of $740,027 aggregate gross unrealized appreciation and $134,923 aggregate gross unrealized depreciation.

* Non-Income Producing

ADR - American Depository Receipt

# All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

                                                   UNREALIZED
                                                 APPRECIATION/
                       NUMBER      EXPIRATION    (DEPRECIATION)
       ISSUERS        CONTRACTS       DATE          (000'S)
---------------------------------------------------------------
S & P 500                30          09/01            $(30)
(Total Notional Value at
  6/30/2001, $9,296)

    The Accompanying Notes are an Integral Part of the Financial Statements

Index 500 Stock Portfolio              34

 Objective:                               Portfolio Strategy:                                    Net Assets:

 A high level of current income and       Achieve consistent returns and low volatility by       $3.13
 capital growth with a low risk           diversifying among assets                              billion
 profile

BALANCED PORTFOLIO

In order to capitalize on changing financial market and economic conditions, the Balanced Portfolio's asset allocation is adjusted as appropriate among three investment classes: stocks, bonds and money market instruments. The equity portion of the Portfolio is indexed, meaning that the Portfolio is designed to achieve results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index, which is generally regarded as a good proxy for the overall U.S. equity market. The bond portion of the Portfolio is actively managed, with investments in high quality bonds adjusted frequently as to maturity, market sectors and duration. Liquidity is maintained by holding a portion of the Portfolio in money market investments, which are high quality short-term debt securities.

The mix of securities in the Balanced Portfolio is only slightly different from that of six months ago. However, a volatile stock market has provided the opportunity to increase returns through opportunistic selling and adjustments among asset classes. During the first quarter of 2001, as the market was trending rather sharply down, stocks were purchased during periods of pronounced weakness. In the second quarter, as signs of recovery began to appear, the focus shifted to a more conservative strategy of using strength to reduce equity exposure. At the end of June, the Portfolio is positioned relatively conservatively, with equities representing 53% of assets, down from 55% six months earlier.

                              PERCENTAGE HOLDINGS
                                   6/30/2001
[PERCENTAGE HOLDINGS PIE CHART]

                                             EQUITIES (INCLUDING FUTURES)             BONDS              SHORT-TERM INVESTMENTS
                                             ----------------------------             -----              ----------------------
Sector Allocation                                       53.00                         41.00                       6.00

PERFORMANCE RELATIVE TO RELEVANT INDICES
[PERFORMANCE RELATIVE TO THE RELEVANT INDICES LINE GRAPH]

                                                             MERRILL LYNCH DOMESTIC
                                       BALANCED PORTFOLIO         MASTER INDEX           91 DAY T-BILL          S&P 500 INDEX
                                       ------------------    ----------------------      -------------          -------------
6/91                                        10000.00                10000.00                10000.00               10000.00
                                            11161.00                11415.00                10518.00               11340.00
6/93                                        12532.00                12776.00                10873.00               12882.00
                                            12638.00                12644.00                11239.00               13050.00
6/95                                        14934.00                14235.00                11859.00               16430.00
                                            17310.00                14941.00                12515.00               20685.00
6/97                                        21002.00                16163.00                13194.00               27836.00
                                            25267.00                17887.00                13892.00               36195.00
6/99                                        28825.00                18438.00                14567.00               44411.00
                                            30522.00                19281.00                15372.00               47657.00
6/01                                        29447.00                21421.00                16278.00               40590.00

-----------------------------------------------------------------
                   Average Annual Total Return
                 For Periods Ended June 30, 2001
                                     1 Year    5 Years   10 Years
-----------------------------------------------------------------
Balanced Portfolio                    -3.52%   11.21%     11.40%
Merrill Lynch Domestic Master Index   11.10%    7.47%      7.92%
Merrill Lynch 91 Day T-Bill Index      5.89%    5.40%      4.99%
S&P 500 Index                        -14.83%   14.43%     15.04%
-----------------------------------------------------------------

In the graph, the Portfolio is compared against three indices representing the three major components of the Portfolio: equities, fixed income, and cash equivalent investments.

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

The Merrill Lynch 91-Day T-Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

This chart assumes an initial investment of $10,000 made on 6/30/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

                                       35                     Balanced Portfolio

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                   MARKET
                                    SHARES/         VALUE
     CORPORATE BONDS (6.5%)           PAR          (000'S)
  ----------------------------------------------------------
  AEROSPACE - DEFENSE (0.7%)
  Lockheed Martin Corporation,
   8.2%, 12/1/09                    7,450,000    $     8,024
  Northrop Grumman
   Corporation, 7.125%,
   2/15/11 (144A)                   4,550,000          4,496
  Raytheon Corporation, 8.2%,
   3/1/06                           4,035,000          4,185
  Raytheon Corporation, 8.3%,
   3/1/10                           4,967,000          5,185
                                                 -----------
      TOTAL                                           21,890
                                                 -----------
  AUTO RELATED (0.3%)
  General Motors Acceptance
   Corporation, 7.25%, 3/2/11       4,250,000          4,299
  Toyota Motor Credit
   Corporation, 5.65%, 1/15/07      4,750,000          4,691
                                                 -----------
      TOTAL                                            8,990
                                                 -----------
  AUTOMOTIVE RENTALS, NO DRIVERS (0.1%)
  Hertz Corporation, 7.40%,
   3/1/11                           4,500,000          4,551
                                                 -----------
      TOTAL                                            4,551
                                                 -----------
  BANK HOLDING COMPANIES (0.2%)
  Banco Montevideo, 8.4%,
   4/30/08 (144A)                   6,250,000          5,828
  Nationsbank Lease Pass
   Through Trust, Series
   1997-A, Class 1, 7.442%
   1/10/11 (144A)                   1,786,251          1,849
                                                 -----------
      TOTAL                                            7,677
                                                 -----------
  BEVERAGES, MALT BEVERAGES (0.5%)
  Anheuser-Busch Companies,
   Inc., 7%, 12/1/25                4,800,000          4,630
  Anheuser-Busch Companies,
   Inc., 7.5%, 3/15/12              2,525,000          2,763
  Fosters Finance Corporation,
   6.875%, 6/15/11 (144A)           8,000,000          7,927
                                                 -----------
      TOTAL                                           15,320
                                                 -----------
  BOTTLED & CANNED SOFT DRINKS (0.3%)
  Coca-Cola Enterprises, Inc.,
   8%, 1/4/05                       8,750,000          9,354
                                                 -----------
      TOTAL                                            9,354
                                                 -----------
  BROAD WOVEN FABRIC MILLS, MANMADE (0.0%)
  ++Polysindo International
   Finance, 11.375%, 6/15/06        6,500,000            520
                                                 -----------
      TOTAL                                              520
                                                 -----------
  CANNED FRUITS & VEGETABLES (0.1%)
  H.J. Heinz Company, 6.625%,
   7/15/11 (144A)                   4,000,000          3,958
                                                 -----------
      TOTAL                                            3,958
                                                 -----------

                                                   MARKET
                                    SHARES/         VALUE
     CORPORATE BONDS (6.5%)           PAR          (000'S)
  ----------------------------------------------------------
  COMMERCIAL BANKS (0.5%)
  Bank of America Corporation,
   7.4%, 1/15/11                    2,668,000    $     2,772
  Citigroup, Inc., 6.5%,
   1/18/11                          9,667,000          9,596
  Wells Fargo Bank, 6.45%,
   2/1/11                           4,850,000          4,769
                                                 -----------
      TOTAL                                           17,137
                                                 -----------
  DRUGS (0.1%)
  Pfizer Inc., 5.625%, 2/1/06       3,500,000          3,510
                                                 -----------
      TOTAL                                            3,510
                                                 -----------
  ELECTRIC SERVICES (1.0%)
  Atlantic City Electric,
   6.625%, 8/1/13                   4,000,000          3,850
  DTE Energy Company, 7.05%,
   6/1/11                           2,287,000          2,297
  Exelon Generation Co., LLC,
   6.95%, 6/15/11, (144A)           4,500,000          4,471
  Ohio Edison Company, 7.375%,
   9/15/02                          3,665,000          3,761
  Public Service Electric &
   Gas Co., 6.875%, 1/1/03          9,000,000          9,177
  South Carolina Electric &
   Gas, 6.125%, 3/1/09              3,000,000          2,893
  Texas Utilities Electric
   Co., 7.875%, 3/1/23              4,000,000          4,004
                                                 -----------
      TOTAL                                           30,453
                                                 -----------
  GROCERIES, GENERAL LINE (0.3%)
  Safeway, Inc., 6.5%, 3/1/11      10,000,000          9,749
                                                 -----------
      TOTAL                                            9,749
                                                 -----------
  METAL MINING (0.1%)
  Rio Tinto Finance Ltd.,
   5.75%, 7/3/06                    2,500,000          2,478
                                                 -----------
      TOTAL                                            2,478
                                                 -----------
  OIL AND GAS EXTRACTION (0.2%)
  Chevron Corporation, 6.625%,
   10/1/04                          4,750,000          4,940
                                                 -----------
      TOTAL                                            4,940
                                                 -----------
  PHARMACEUTICALS (0.3%)
  Johnson & Johnson, 6.625%,
   9/1/09                           2,800,000          2,888
  Merck & Co., Inc. 5.95%,
   12/1/28                          5,750,000          5,228
                                                 -----------
      TOTAL                                            8,116
                                                 -----------
  PLASTICS MATERIALS AND RESINS (0.3%)
  Dow Capital B.V., 8.5%,
   6/8/10                           8,200,000          8,986
                                                 -----------
      TOTAL                                            8,986
                                                 -----------

Balanced Portfolio                     36

                                                   MARKET
                                    SHARES/         VALUE
     CORPORATE BONDS (6.5%)           PAR          (000'S)
  ----------------------------------------------------------
  REAL ESTATE OPERATOR LESSORS (0.3%)
  ERP Operating LP, 6.95%,
   3/2/11                          10,000,000    $     9,835
                                                 -----------
      TOTAL                                            9,835
                                                 -----------
  RETAIL-MISC SHOPPING GOODS STORES (0.8%)
  Kohls Corporation, 6.30%,
   3/1/11, (144A)                   5,500,000          5,314
  LB Mortgage Trust, Series
   1991-2, Class A3, 8.3962%,
   1/20/17                         10,211,459         11,092
  Wal-Mart Stores, Inc.,
   6.875%, 8/1/02                   2,000,000          2,050
  Wal-Mart Stores, Inc.,
   6.875%, 8/10/09                  5,000,000          5,188
                                                 -----------
      TOTAL                                           23,644
                                                 -----------
  TOBACCO PRODUCTS (0.3%)
  Philip Morris Companies
   Inc., 7.75%, 1/15/27            10,000,000         10,001
                                                 -----------
      TOTAL                                           10,001
                                                 -----------
  TRANSPORTATION SERVICES (0.1%)
  United Parcel Service,
   8.375%, 4/1/20                   1,750,000          2,037
                                                 -----------
      TOTAL                                            2,037
                                                 -----------
      TOTAL CORPORATE BONDS
        (COST: $208,054)                             203,146
                                                 -----------
  GOVERNMENT (DOMESTIC AND FOREIGN) AND AGENCY
  BONDS 28.6%)
  ----------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES (28.4%)
  Aid-Israel, 0%, 11/15/22         11,600,000          2,938
  Aid-Israel, 0%, 11/15/23         11,500,000          2,732
  Federal Home Loan Bank,
   5.54%, 1/8/09                    5,000,000          4,865
  Federal Home Loan Mortgage
   Corporation, 6.5%, 4/1/11        9,974,671         10,137
  Federal Home Loan Mortgage
   Corporation, 7%, 3/15/07         5,708,891          5,829
  Federal Home Loan Mortgage
   Corporation, 7.5%, 10/1/27       9,568,701          9,822
  Federal National Mortgage
   Association, 5.97%, 10/1/08      1,716,498          1,700
  Federal National Mortgage
   Association, 6.24%, 2/1/06       4,748,577          4,819
  Federal National Mortgage
   Association, 6.265%,
   10/1/08                          5,572,649          5,600
  Federal National Mortgage
   Association, 6.315%, 3/1/06      5,015,876          5,102
  Federal National Mortgage
   Association, 6.34%, 2/1/08       4,051,853          4,096
  Federal National Mortgage
   Association, 6.43%, 6/1/08       7,134,528          7,239

    GOVERNMENT (DOMESTIC AND                       MARKET
      FOREIGN) AND AGENCY           SHARES/         VALUE
         BONDS (28.6%)                PAR          (000'S)
  ----------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  Federal National Mortgage
   Association, 6.5%, 9/25/05       3,855,976    $     3,924
  Federal National Mortgage
   Association, 6.75%,
   12/25/23                         6,500,000          6,596
  Federal National Mortgage
   Association, 6.75%, 11/1/07      3,011,201          3,103
  Federal National Mortgage
   Association, 6.75%, 4/25/18      5,043,571          5,099
  Federal National Mortgage
   Association, 6.835%, 7/1/03      2,867,692          2,916
  Federal National Mortgage
   Association, 6.895%, 5/1/06      5,879,787          6,102
  Federal National Mortgage
   Association, 6.9%, 4/1/06        2,371,166          2,461
  Federal National Mortgage
   Association, 7%, 6/1/03          2,083,370          2,126
  Federal National Mortgage
   Association, 7%, 6/25/10         7,129,163          7,335
  Federal National Mortgage
   Association, 7%, 4/1/26         11,146,986         11,267
  Federal National Mortgage
   Association, 7.025%, 9/1/05      1,884,924          1,965
  Federal National Mortgage
   Association, 7.12%, 11/1/03        957,128            987
  Federal National Mortgage
   Association, 7.25%, 5/1/04       1,529,060          1,591
  Federal National Mortgage
   Association, 8.4%, 2/25/09      10,910,000         11,522
  Federal National Mortgage
   Association, 11%, 12/1/12           59,179             66
  Federal National Mortgage
   Association, 11%, 9/1/17           574,116            644
  Federal National Mortgage
   Association, 11%, 2/1/18           267,900            301
  Federal National Mortgage
   Association, 11%, 12/1/17          102,487            115
  Federal National Mortgage
   Association, 11.5%, 4/1/18         395,249            449
  Federal National Mortgage
   Association, 12%, 9/1/12           616,136            702
  Federal National Mortgage
   Association, 12%, 12/1/12          142,278            163
  Federal National Mortgage
   Association, 12%, 10/1/17          180,744            207
  Federal National Mortgage
   Association, 12%, 9/1/17           184,799            212
  Federal National Mortgage
   Association, 12%, 12/1/17          169,043            194
  Federal National Mortgage
   Association, 12%, 2/1/18           221,912            255
  Federal National Mortgage
   Association, 12.5%, 4/1/18         170,891            198
  Federal National Mortgage
   Association, 13%, 11/1/12           78,202             91

                                       37                     Balanced Portfolio

    GOVERNMENT (DOMESTIC AND                       MARKET
      FOREIGN) AND AGENCY           SHARES/         VALUE
         BONDS (28.6%)                PAR          (000'S)
  ----------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  Federal National Mortgage
   Association, 13%, 2/1/18           272,779    $       319
  Federal National Mortgage
   Association, 13%, 12/1/17          132,363            155
  Federal National Mortgage
   Association, 13%, 11/1/17          164,276            192
  Federal National Mortgage
   Association, 14%, 12/1/17           78,840             94
  Government National Mortgage
   Association, 7%, 6/15/28         3,044,349          3,076
  Government National Mortgage
   Association, 7%, 5/15/28         1,113,816          1,125
  Government National Mortgage
   Association, 7%, 7/15/28         3,703,086          3,739
  Government National Mortgage
   Association, 7%, 4/15/28           592,147            598
  Government National Mortgage
   Association, 7%, 3/15/28            96,762             98
  Government National Mortgage
   Association, 7%, 2/15/28           100,257            101
  Government National Mortgage
   Association, 7%, 12/15/27          261,240            264
  Government National Mortgage
   Association, 7%, 1/15/28           335,606            339
  Government National Mortgage
   Association, 7%, 7/15/23           736,773            749
  Government National Mortgage
   Association, 7%, 10/15/23          287,889            294
  Government National Mortgage
   Association, 7%, 9/15/23           309,501            315
  Government National Mortgage
   Association, 7%, 5/15/23         7,361,260          7,485
  Government National Mortgage
   Association, 7%, 6/15/23           498,719            507
  Government National Mortgage
   Association, 7%, 11/15/23        1,042,161          1,059
  Government National Mortgage
   Association, 7%, 8/15/23            10,756             11
  Government National Mortgage
   Association, 7.5%, 12/15/27        129,845            134
  Government National Mortgage
   Association, 7.5%, 7/15/28         526,963            542
  Government National Mortgage
   Association, 7.5%, 3/15/27          28,928             30
  Government National Mortgage
   Association, 7.5%, 4/15/27       1,107,713          1,140
  Government National Mortgage
   Association, 7.5%, 10/15/26         56,046             58
  Government National Mortgage
   Association, 7.5%, 12/15/26        491,315            506
  Government National Mortgage
   Association, 7.5%, 5/15/27         424,418            437
  Government National Mortgage
   Association, 7.5%, 6/15/26         702,499            724

    GOVERNMENT (DOMESTIC AND                       MARKET
      FOREIGN) AND AGENCY           SHARES/         VALUE
         BONDS (28.6%)                PAR          (000'S)
  ----------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  Government National Mortgage
   Association, 7.5%, 7/15/27         424,057    $       437
  Government National Mortgage
   Association, 7.5%, 1/15/27          29,535             30
  Government National Mortgage
   Association, 7.5%, 2/15/27         288,984            297
  Government National Mortgage
   Association, 7.5%, 9/15/26           8,694              9
  Government National Mortgage
   Association, 7.5%, 12/15/25        328,388            339
  Government National Mortgage
   Association, 7.5%, 3/15/26         299,642            309
  Government National Mortgage
   Association, 7.5%, 11/15/25         11,539             12
  Government National Mortgage
   Association, 7.5%, 9/15/25         168,584            174
  Government National Mortgage
   Association, 7.5%, 1/15/26          11,360             12
  Government National Mortgage
   Association, 7.5%, 8/15/25          10,042             10
  Government National Mortgage
   Association, 7.5%, 1/15/23         459,936            475
  Government National Mortgage
   Association, 7.5%, 6/15/24           6,280              6
  Government National Mortgage
   Association, 7.5%, 7/15/24         204,724            211
  Government National Mortgage
   Association, 7.5%, 6/15/23         241,919            250
  Government National Mortgage
   Association, 8%, 7/20/28         1,457,668          1,508
  Government National Mortgage
   Association, 8%, 12/15/26          238,061            248
  Government National Mortgage
   Association, 8%, 6/15/27           200,248            208
  Government National Mortgage
   Association, 8%, 7/15/27           117,461            122
  Government National Mortgage
   Association, 8%, 10/15/26          476,981            496
  Government National Mortgage
   Association, 8%, 4/15/27           506,130            526
  Government National Mortgage
   Association, 8%, 3/15/26            13,703             14
  Government National Mortgage
   Association, 8%, 8/15/26           317,907            331
  Government National Mortgage
   Association, 8%, 7/15/26           608,604            634
  Government National Mortgage
   Association, 8%, 6/15/26           317,309            330
  Government National Mortgage
   Association, 8%, 9/15/26           251,596            262
  Government National Mortgage
   Association, 8%, 11/15/26          284,991            297
  Government National Mortgage
   Association, 8%, 5/15/26           325,721            339

Balanced Portfolio                     38

    GOVERNMENT (DOMESTIC AND                       MARKET
      FOREIGN) AND AGENCY           SHARES/         VALUE
         BONDS (28.6%)                PAR          (000'S)
  ----------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  Government National Mortgage
   Association, 8%, 9/15/24           175,732    $       184
  Government National Mortgage
   Association, 8.5%, 4/15/26          50,702             53
  Government National Mortgage
   Association, 8.5%, 11/15/25          5,899              6
  Government National Mortgage
   Association, 8.5%, 1/15/25          59,400             63
  Government National Mortgage
   Association, 8.5%, 1/15/26          26,922             28
  Government National Mortgage
   Association, 8.5%, 2/15/25          37,921             40
  Government National Mortgage
   Association, 8.5%, 12/15/24          4,885              5
  Government National Mortgage
   Association, 8.5%, 8/15/24          44,923             48
  Government National Mortgage
   Association, 8.5%, 6/15/24           5,923              6
  Government National Mortgage
   Association, 8.5%, 3/15/26          13,920             15
  Government National Mortgage
   Association, 8.5%, 7/15/24           8,491              9
  Government National Mortgage
   Association, 8.5%, 2/15/26           1,956              2
  Government National Mortgage
   Association, 8.5%, 5/15/26          15,345             16
  Government National Mortgage
   Association, 8.5%, 12/15/22         11,787             13
  Government National Mortgage
   Association, 8.5%, 5/15/22           2,280              2
  Government National Mortgage
   Association, 8.5%, 10/15/22         20,555             22
  Government National Mortgage
   Association, 8.5%, 9/15/22           2,005              2
  Government National Mortgage
   Association, 11%, 1/15/18        4,497,824          5,038
  Iroquois Trust, Series
   1997-2, Class A, 6.752%,
   6/25/07 (144A)                   1,734,583          1,755
  Iroquois Trust, Series
   1997-3, Class A, 6.68%,
   11/10/03 (144A)                  1,969,569          2,005
  Rural Housing Trust 1987-1,
   Series 1, Class D, 6.33%,
   4/1/26                           3,294,761          3,348
  US Treasury, 4.625%, 2/28/03     72,022,000         72,499
  US Treasury, 4.625%, 5/15/06     31,922,000         31,483
  US Treasury, 4.75%, 2/15/04      19,250,000         19,354
  US Treasury, 5%, 2/15/11         58,275,000         56,545
  US Treasury, 5.25%, 5/15/04      29,700,000         30,222
  US Treasury , 5.375%,
   2/15/31                          6,000,000          5,688
  US Treasury, 5.625%,
   12/31/02                         2,300,000          2,349
  US Treasury, 5.625%, 2/15/06     24,558,000         25,220

    GOVERNMENT (DOMESTIC AND                       MARKET
      FOREIGN) AND AGENCY           SHARES/         VALUE
         BONDS (28.6%)                PAR          (000'S)
  ----------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  US Treasury, 5.875%,
   11/30/2001                      19,000,000    $    19,165
  US Treasury, 6%, 7/31/02          4,000,000          4,086
  US Treasury, 6%, 9/30/02          4,900,000          5,016
  US Treasury, 6%, 8/15/04         25,000,000         25,951
  US Treasury, 6.25%, 5/15/30      32,993,000         34,988
  US Treasury, 6.5%, 2/28/02       55,000,000         55,978
  US Treasury, 7.25%, 8/15/04       6,000,000          6,443
  US Treasury Inflation Index
   Bond, 3.375%, 1/15/07           25,921,346         26,237
  US Treasury Inflation Index
   Bond, 3.625%, 7/15/02            2,741,550          2,793
  US Treasury Inflation Index
   Bond, 3.625%, 4/15/28            7,077,460          7,246
  US Treasury Inflation Index
   Bond, 3.875%, 4/15/29          181,633,829        194,463
  #US Treasury Inflation Index
   Bond, 4.25%, 1/15/10            71,178,320         75,294
  Vendee Mortgage Trust,
   Series 1998-3, Class E,
   6.5%, 3/15/29                    4,500,000          4,335
                                                 -----------
      TOTAL                                          885,462
                                                 -----------
  FOREIGN GOVERNMENT BONDS (0.2%)
  Province of Quebec, 6.5%,
   1/17/06                          7,500,000          7,690
                                                 -----------
      TOTAL                                            7,690
                                                 -----------
      TOTAL GOVERNMENT
        (DOMESTIC AND FOREIGN)
        AND AGENCY BONDS (COST
        $863,086)                                    893,152
                                                 -----------
          MORTGAGE / ASSET BACKED SECURITIES (5.7%)
  ----------------------------------------------------------
  AUTO RELATED (0.4%)
  Fleetwood Credit Corporation
   Grantor Trust, Series
   1997-B, Class A, 6.4%,
   5/15/13                          1,051,253          1,072
  Team Fleet Financing
   Corporation, Series 1996-1,
   Class A, 6.65%, 12/15/02
   (144A)                          11,800,000         11,912
                                                 -----------
      TOTAL                                           12,984
                                                 -----------
  BOAT DEALERS (0.3%)
  BankBoston Marine Asset
   Backed Trust, Series
   1997-2, Class A6, 6.64%,
   8/15/10                          7,000,000          7,155
  Nationscredit Grantor Trust,
   Series 1997-2, Class A1,
   6.35%, 4/15/14                     845,632            859
                                                 -----------
      TOTAL                                            8,014
                                                 -----------

                                       39                     Balanced Portfolio

                                                   MARKET
    MORTGAGE / ASSET BACKED         SHARES/         VALUE
       SECURITIES (5.7%)              PAR          (000'S)
  ----------------------------------------------------------
  COMMERCIAL MORTGAGES (3.9%)
  Asset Securitization
   Corporation, Series
   1996-MD6, Class CS1,
   1.6317%, 11/13/26, IO           13,058,742    $       239
  Asset Securitization
   Corporation, Series
   1997-D5, Class PS1,
   1.6155%, 2/14/41, IO            21,666,336          1,632
  Chase Commercial Mortgage
   Securities Corporation,
   Series 1997-2, Class A2,
   6.6%, 11/19/07                   8,500,000          8,596
  Chase Commercial Mortgage
   Securities Corporation,
   Series 1997-2, Class B,
   6.6%, 11/19/07                   2,500,000          2,504
  Commercial Mortgage
   Acceptance Corporation,
   Series 1997-ML1, Class B,
   6.6437%, 12/15/07                2,500,000          2,514
  Credit Suisse First Boston
   Mortgage Securities
   Corporation, Series
   1997-C1, Class A2, 7.26%,
   6/20/07 (144A)                   3,004,775          3,103
  Credit Suisse First Boston
   Mortgage Securities
   Corporation, Series
   1997-C1, Class B, 7.28%,
   6/20/07 (144A)                   3,250,000          3,361
  Criimi Mae Commercial
   Mortgage Trust, Series
   1998-C1, Class A1, 7%,
   11/2/06 (144A)                   6,500,000          6,606
  Criimi Mae Commercial
   Mortgage Trust, Series
   1998-C1, Class B, 7%,
   11/2/11 (144A)                   5,700,000          5,465
  DLJ Commercial Mortgage
   Corporation, Series
   1998-CF1, Class S, .7003%,
   1/15/18, IO                    244,750,761          8,263
  DLJ Mortgage Acceptance
   Corporation, Series
   1994-MF11, Class A1, 8.1%,
   6/18/04                            488,404            488
  DLJ Mortgage Acceptance
   Corporation, Series
   1994-MF11, Class A2, 8.1%,
   6/18/04                          1,650,000          1,656
  DLJ Mortgage Acceptance
   Corporation, Series
   1997-CF2, Class S, .3516%,
   10/15/17, IO (144A)             17,910,745            361
  Kmart CMBS Financing, Inc.,
   Series 1997-1, Class B,
   7.0275%, 3/1/07 (144A)           8,000,000          7,980
  Kmart CMBS Financing, Inc.,
   Series 1997-1, Class C,
   7.3275%, 3/1/07 (144A)          12,500,000         12,452

                                                   MARKET
    MORTGAGE / ASSET BACKED         SHARES/         VALUE
       SECURITIES (5.7%)              PAR          (000'S)
  ----------------------------------------------------------
  COMMERCIAL MORTGAGES continued
  Kmart CMBS Financing, Inc.,
   Series 1997-1, Class D,
   7.7275%, 3/1/07 (144A)           4,500,000    $     4,475
  Midland Realty Acceptance
   Corporation, Series
   1996-C2, Class AEC,
   1.3534%, 1/25/29, IO (144A)     24,119,323          1,344
  Morgan Stanley Capital,
   Series 1998-WF2, Class A2,
   6.54%, 5/15/08                  15,000,000         15,107
  Mortgage Capital Funding,
   Inc., Series 1997-MC1,
   Class A3, 7.288%, 3/20/07       19,000,000         19,796
  Nomura Asset Securities
   Corporation, Series
   1998-D6, Class A2, 6.9931%,
   3/17/28                         15,000,000         15,060
  RMF Commercial Mortgage
   Pass-Through, Series
   1997-1, Class F, 7.471%,
   1/15/19 (144A)                   1,800,000          1,171
                                                 -----------
      TOTAL                                          122,173
                                                 -----------
  CREDIT CARD ASSET BACKED (0.5%)
  Citibank Credit Card Master
   Trust I, Series 1997-6,
   Class A, 0%, 8/15/06            17,000,000         14,375
  Heilig-Meyers Master Trust,
   Series 1998-1A, Class A,
   6.125%, 1/20/07 (144A)           4,115,224          1,440
                                                 -----------
      TOTAL                                           15,815
                                                 -----------
  FRANCHISE LOAN RECEIVABLES (0.3%)
  Enterprise Mortgage
   Acceptance Company, Series
   1998-1, Class A2, 6.38%,
   4/15/07 (144A)                   6,000,000          5,842
  Enterprise Mortgage
   Acceptance Company, Series
   1998-1, Class IO, 1.3704%,
   1/15/23, IO (144A)              36,320,792          2,083
  FMAC Loan Receivables Trust,
   Series 1998-A, Class A1,
   6.2%, 9/15/20 (144A)             1,039,945          1,037
  Global Franchise Trust,
   Series 1998-1, Class A1,
   6.349%, 4/10/04 (144A)           1,641,521          1,642
                                                 -----------
      TOTAL                                           10,604
                                                 -----------
  HEALTH SERVICES (0.1%)
  Health Care Receivables,
   6.25%, 2/1/03 (144A)             3,000,000          3,028
                                                 -----------
      TOTAL                                            3,028
                                                 -----------

Balanced Portfolio                     40

                                                   MARKET
    MORTGAGE / ASSET BACKED         SHARES/         VALUE
       SECURITIES (5.7%)              PAR          (000'S)
  ----------------------------------------------------------
  HOME EQUITY LOAN (0.1%)
  Amresco Residential
   Securities, Series 1998-2,
   Class A2, 6.245%, 4/25/22          164,888    $       164
  Vanderbilt Mortgage Finance,
   Inc., Series 1997-B, Class
   1A4, 7.19%, 2/7/14               2,500,000          2,589
                                                 -----------
      TOTAL                                            2,753
                                                 -----------

  MOTORCYCLE DEALERS (0.0%)
  Harley-Davidson Eaglemark
   Motorcycle Trust, Series
   1998-2, Class A2, 5.87%,
   4/15/04                          1,317,717          1,333
                                                 -----------
      TOTAL                                            1,333
                                                 -----------

  RESIDENTIAL MORTGAGES (0.1%)
  Blackrock Capital Finance
   L.P., Series 1997-R1, Class
   B3, 7.75%, 3/25/37 (144A)        4,671,810            818
  Blackrock Capital Finance
   L.P., Series 1997-R3, Class
   B3, 7.25%, 11/25/28 (144A)       5,625,875            843
                                                 -----------
      TOTAL                                            1,661
                                                 -----------
      TOTAL MORTGAGE / ASSET
        BACKED SECURITIES
        (COST $188,175)                              178,365
                                                 -----------
  COMMON STOCK (45.4%)
  ----------------------------------------------------------
  CONSUMER DISCRETIONARY (6.0%)
  American Greetings
   Corporation - Class A                8,200             90
  *AOL Time Warner, Inc.              558,300         29,589
  *AutoZone, Inc.                      14,700            551
  *Bed Bath & Beyond, Inc.             36,900          1,127
  *Best Buy Co., Inc.                  26,800          1,702
  *Big Lots, Inc.                      14,400            197
  The Black & Decker
    Corporation                        10,400            410
  Brunswick Corporation                11,300            272
  Carnival Corporation                 75,400          2,315
  Centex Corporation                    7,600            310
  Circuit City Stores, Inc.            26,500            477
  *Clear Channel
   Communications, Inc.                75,400          4,728
  *Comcast Corporation - Class
   A                                  121,200          5,260
  Cooper Tire & Rubber Company          9,400            133
  *Costco Wholesale
   Corporation                         57,802          2,430
  Dana Corporation                     19,065            445
  Darden Restaurants, Inc.             15,500            432
  Delphi Automotive Systems
   Corporation                         72,244          1,151
  Dillard's, Inc. - Class A            11,400            174
  Dollar General Corporation           42,585            830

                                                   MARKET
                                    SHARES/         VALUE
  COMMON STOCK (45.4%)                PAR          (000'S)
  ----------------------------------------------------------
  CONSUMER DISCRETIONARY continued
  Dow Jones & Company, Inc.            11,300    $       675
  Eastman Kodak Company                38,700          1,807
  *Federated Department
   Stores, Inc.                        25,600          1,088
  Ford Motor Company                  239,157          5,871
  Fortune Brands, Inc.                 20,000            767
  Gannett Co., Inc.                    34,000          2,241
  The Gap, Inc.                       109,625          3,179
  General Motors Corporation           70,705          4,550
  The Goodyear Tire & Rubber
   Company                             20,400            571
  Harcourt General, Inc.                9,600            559
  Harley-Davidson, Inc.                39,100          1,841
  *Harrah's Entertainment,
   Inc.                                15,100            533
  Hasbro, Inc.                         22,225            321
  Hilton Hotels Corporation            47,600            552
  The Home Depot, Inc.                298,797         13,909
  The Interpublic Group of
   Companies, Inc.                     39,700          1,165
  J. C. Penney Company, Inc.           33,800            891
  Johnson Controls, Inc.               11,100            804
  KB Home                               5,700            172
  *Kmart Corporation                   62,400            716
  Knight-Ridder, Inc.                   9,500            563
  *Kohl's Corporation                  42,800          2,685
  Leggett & Platt,
   Incorporated                        25,300            557
  The Limited, Inc.                    54,970            908
  Liz Claiborne, Inc.                   6,700            338
  Lowe's Companies, Inc.               49,400          3,584
  Marriott International,
   Inc. - Class A                      31,000          1,468
  Mattel, Inc.                         55,060          1,042
  The May Department Stores
   Company                             38,450          1,317
  Maytag Corporation                    9,900            290
  McDonald's Corporation              169,200          4,579
  The McGraw-Hill Companies,
   Inc.                                25,200          1,667
  Meredith Corporation                  6,400            229
  The New York Times Company -
   Class A                             20,900            878
  Newell Rubbermaid, Inc.              34,371            863
  NIKE, Inc. - Class B                 34,800          1,461
  Nordstrom, Inc.                      17,300            321
  *Office Depot, Inc.                  38,400            399
  Omnicom Group, Inc.                  22,800          1,961
  Pulte Corporation                     5,200            222
  RadioShack Corporation               24,000            732
  *Reebok International, Ltd            7,400            236
  Sears, Roebuck & Co                  43,100          1,824
  The Sherwin-Williams Company         20,700            460
  Snap-on Incorporated                  7,550            182
  The Stanley Works                    11,100            465
  *Staples, Inc.                       58,450            883
  *Starbucks Corporation               48,900          1,083

                                       41                     Balanced Portfolio

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  CONSUMER DISCRETIONARY continued
  Starwood Hotels & Resorts
   Worldwide, Inc.                     24,900    $       928
  Target Corporation                  115,600          4,000
  Tiffany & Co.                        18,800            681
  The TJX Companies, Inc.              36,100          1,151
  *Toys 'R' Us, Inc.                   25,500            631
  Tribune Company                      39,020          1,561
  *Tricon Global Restaurants,
   Inc.                                18,890            829
  TRW, Inc.                            16,000            656
  Tupperware Corporation                7,400            173
  *Univision Communications,
   Inc. - Class A                      26,600          1,138
  V. F. Corporation                    14,700            535
  *Viacom, Inc. - Class B             225,061         11,647
  Visteon Corporation                  16,862            310
  Wal-Mart Stores, Inc.               576,300         28,123
  The Walt Disney Company             268,408          7,754
  Wendy's International, Inc.          14,700            375
  Whirlpool Corporation                 8,600            538
                                                 -----------
      TOTAL                                          187,062
                                                 -----------
  CONSUMER STAPLES (3.5%)
  Adolph Coors Company - Class
   B                                    4,800            241
  Alberto-Culver Company -
   Class B                              7,300            307
  Albertson's, Inc.                    52,850          1,585
  Anheuser-Busch Companies,
   Inc.                               116,400          4,796
  Archer-Daniels-Midland
   Company                             81,804          1,063
  Avon Products, Inc.                  30,700          1,421
  Brown-Forman Corporation -
   Class B                              8,800            563
  Campbell Soup Company                54,200          1,396
  The Clorox Company                   30,500          1,032
  The Coca-Cola Company               320,900         14,441
  Coca-Cola Enterprises, Inc.          53,900            881
  Colgate-Palmolive Company            73,800          4,353
  ConAgra Foods, Inc.                  69,300          1,373
  CVS Corporation                      50,500          1,949
  General Mills, Inc.                  36,600          1,602
  The Gillette Company                135,900          3,940
  H.J. Heinz Company                   44,850          1,834
  Hershey Foods Corporation            17,600          1,086
  Kellogg Company                      52,300          1,517
  Kimberly-Clark Corporation           68,932          3,853
  *The Kroger Co.                     105,600          2,640
  Longs Drug Stores
   Corporation                          4,800            103
  The Pepsi Bottling Group,
   Inc.                                18,300            734
  PepsiCo, Inc.                       186,200          8,230
  Philip Morris Companies,
   Inc.                               286,900         14,561
  The Procter & Gamble Company        167,700         10,699
  The Quaker Oats Company              17,000          1,551
  Ralston Purina Company               39,700          1,192

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  CONSUMER STAPLES continued
  *Safeway, Inc.                       64,600    $     3,101
  Sara Lee Corporation                101,399          1,920
  SUPERVALU, Inc.                      17,100            300
  SYSCO Corporation                    87,200          2,367
  Unilever N.V. ADR                    73,707          4,391
  UST, Inc.                            21,000            606
  Walgreen Co.                        131,000          4,474
  Winn-Dixie Stores, Inc.              18,100            473
  Wm. Wrigley Jr. Company              29,100          1,363
                                                 -----------
      TOTAL                                          107,938
                                                 -----------
  ENERGY (3.0%)
  Amerada Hess Corporation             11,400            921
  Anadarko Petroleum
   Corporation                         32,077          1,733
  Apache Corporation                   15,900            807
  Ashland, Inc.                         9,000            361
  Baker Hughes Incorporated            42,840          1,435
  Burlington Resources, Inc.           27,875          1,114
  Chevron Corporation                  82,800          7,493
  Conoco, Inc. - Class B               80,400          2,324
  Devon Energy Corporation             16,600            872
  EOG Resources, Inc.                  15,100            537
  Exxon Mobil Corporation             448,473         39,173
  Halliburton Company                  57,100          2,033
  Kerr-McGee Corporation               12,157            806
  *Nabors Industries, Inc.             19,000            707
  *Noble Drilling Corporation          17,300            567
  Occidental Petroleum
   Corporation                         47,700          1,268
  Phillips Petroleum Company           32,900          1,875
  *Rowan Companies, Inc.               12,200            270
  Royal Dutch Petroleum
   Company                            275,500         16,053
  Schlumberger Limited                 73,900          3,891
  Sunoco, Inc.                         10,900            399
  Texaco, Inc.                         71,000          4,729
  Tosco Corporation                    18,700            824
  Transocean Sedco Forex, Inc.         40,904          1,687
  Unocal Corporation                   31,300          1,069
  USX-Marathon Group                   40,100          1,183
                                                 -----------
      TOTAL                                           94,131
                                                 -----------
  FINANCIALS (8.1%)
  AFLAC Incorporated                   68,400          2,154
  The Allstate Corporation             94,394          4,152
  Ambac Financial Group, Inc.          13,600            792
  American Express Company            171,600          6,658
  American General Corporation         64,906          3,015
  American International
   Group, Inc.                        300,267         25,822
  AmSouth Bancorporation               48,400            895
  Aon Corporation                      33,075          1,158
  Bank of America Corporation         209,995         12,605
  The Bank of New York
   Company, Inc                        95,500          4,584
  Bank One Corporation                149,145          5,339
  BB&T Corporation                     51,800          1,901

Balanced Portfolio                     42

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  FINANCIALS continued
  The Bear Stearns Companies,
   Inc.                                13,802    $       814
  Capital One Financial
   Corporation                         25,400          1,524
  The Charles Schwab
   Corporation                        178,475          2,731
  Charter One Financial, Inc.          26,785            854
  The Chubb Corporation                22,600          1,750
  Cincinnati Financial
   Corporation                         20,800            833
  Citigroup, Inc.                     647,949         34,237
  Comerica Incorporated                22,900          1,319
  Conseco, Inc.                        41,970            573
  Countrywide Credit
   Industries, Inc.                    15,000            688
  Federal Home Loan Mortgage
   Corporation                         89,700          6,279
  Federal National Mortgage
   Association                        130,000         11,070
  Fifth Third BanCorp                  73,243          4,420
  First Union Corporation             126,386          4,416
  FleetBoston Financial
   Corporation                        139,703          5,511
  Franklin Resources, Inc.             34,100          1,561
  Golden West Financial
   Corporation                         20,400          1,310
  The Hartford Financial
   Services Group, Inc.                30,500          2,086
  Household International,
   Inc.                                60,759          4,053
  Huntington Bancshares
   Incorporated                        32,360            523
  J.P. Morgan Chase & Co.             245,462         10,948
  Jefferson-Pilot Corporation          19,962            965
  KeyCorp                              54,900          1,430
  Lehman Brothers Holdings,
   Inc.                                32,300          2,511
  Lincoln National Corporation         24,700          1,278
  Loews Corporation                    25,400          1,637
  Marsh & McLennan Companies,
   Inc                                 35,500          3,586
  MBIA, Inc.                           19,050          1,061
  MBNA Corporation                    109,932          3,622
  Mellon Financial Corporation         63,000          2,898
  Merrill Lynch & Co., Inc.           104,200          6,174
  MetLife, Inc.                        98,600          3,055
  MGIC Investment Corporation          13,800          1,002
  Moody's Corporation                  21,000            704
  Morgan Stanley Dean Witter &
   Co.                                144,060          9,253
  National City Corporation            78,600          2,419
  Northern Trust Corporation           28,600          1,845
  The PNC Financial Services
   Group, Inc.                         37,400          2,461
  The Progressive Corporation           9,500          1,284
  Providian Financial
   Corporation                         36,900          2,184
  Regions Financial
   Corporation                         31,200            981
  SAFECO Corporation                   16,500            489

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  FINANCIALS continued
  SouthTrust Corporation               43,700    $     1,134
  The St. Paul Companies, Inc.         28,106          1,425
  State Street Corporation             41,700          2,064
  Stilwell Financial, Inc.             28,700            963
  SunTrust Banks, Inc.                 38,200          2,475
  Synovus Financial Corp.              37,050          1,163
  T. Rowe Price Group, Inc.            15,700            577
  Torchmark Corporation                16,300            655
  U.S. BanCorp                        248,603          5,666
  Union Planters Corporation           17,900            780
  UnumProvident Corporation            31,106            999
  USA Education, Inc.                  21,200          1,548
  Wachovia Corporation                 27,000          1,921
  Washington Mutual, Inc.             112,571          4,227
  Wells Fargo & Company               220,560         10,241
                                                 -----------
      TOTAL                                          253,252
                                                 -----------
  HEALTH CARE (5.8%)
  Abbott Laboratories                 199,500          9,578
  Aetna, Inc.                          18,593            481
  Allergan, Inc.                       17,000          1,454
  American Home Products
   Corporation                        169,100          9,882
  *Amgen, Inc.                        134,400          8,317
  Applera
   Corporation - Applied
   Biosystems Group                    27,200            728
  Bausch & Lomb Incorporated            6,900            250
  Baxter International, Inc.           75,900          3,719
  Becton, Dickinson and
   Company                             33,100          1,185
  *Biogen, Inc.                        19,100          1,031
  Biomet, Inc.                         23,050          1,110
  *Boston Scientific
   Corporation                         52,300            889
  Bristol-Myers Squibb Company        252,300         13,195
  C. R. Bard, Inc.                      6,600            376
  Cardinal Health, Inc.                54,250          3,743
  *Chiron Corporation                  24,700          1,286
  CIGNA Corporation                    19,800          1,897
  Eli Lilly and Company               145,400         10,760
  *Forest Laboratories, Inc.           22,700          1,612
  *Guidant Corporation                 39,700          1,429
  HCA - The Healthcare Company         71,250          3,220
  *HEALTHSOUTH Corporation             49,800            795
  *Humana, Inc.                        21,800            215
  Johnson & Johnson                   388,590         19,429
  *King Pharmaceuticals, Inc.          21,800          1,172
  *Manor Care, Inc.                    13,200            419
  McKesson HBOC, Inc.                  36,753          1,364
  *MedImmune, Inc.                     27,300          1,294
  Medtronic, Inc.                     155,000          7,132
  Merck & Co., Inc.                   297,500         19,013
  Pfizer, Inc.                        813,950         32,598
  Pharmacia Corporation               166,421          7,647
  *Quintiles Transnational
   Corp.                               14,900            380
  Schering-Plough Corporation         188,600          6,835

                                       43                     Balanced Portfolio

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  HEALTH CARE continued
  *St. Jude Medical, Inc.              10,950    $       657
  Stryker Corporation                  25,200          1,382
  *Tenet Healthcare
   Corporation                         41,400          2,136
  UnitedHealth Group
   Incorporated                        41,300          2,550
  *Watson Pharmaceuticals,
   Inc.                                13,300            820
  *Wellpoint Health Networks,
   Inc. - Class A                       8,100            763
                                                 -----------
      TOTAL                                          182,743
                                                 -----------
  INDUSTRIALS (5.2%)
  *Allied Waste Industries,
   Inc.                                25,400            474
  *American Power Conversion
   Corporation                         25,100            371
  *AMR Corporation                     19,400            701
  Automatic Data Processing,
   Inc.                                82,000          4,075
  Avery Dennison Corporation           14,200            725
  The Boeing Company                  107,618          5,983
  Burlington Northern Santa Fe
   Corporation                         50,599          1,527
  Caterpillar, Inc.                    44,300          2,217
  *Cendant Corporation                 99,173          1,934
  Cintas Corporation                   21,800          1,031
  *Concord EFS, Inc.                   27,900          1,558
  *Convergys Corporation               22,200            672
  Cooper Industries, Inc.              12,000            475
  Crane Co.                             7,825            243
  CSX Corporation                      27,500            997
  Cummins, Inc.                         5,300            205
  Danaher Corporation                  18,300          1,025
  Deere & Company                      30,300          1,147
  Delta Air Lines, Inc.                15,900            701
  Deluxe Corporation                    9,400            272
  Dover Corporation                    26,200            986
  Eaton Corporation                     8,800            617
  Ecolab, Inc.                         16,400            672
  Emerson Electric Co.                 55,400          3,352
  Equifax, Inc.                        18,300            671
  *FedEx Corporation                   38,240          1,537
  First Data Corporation               51,000          3,277
  *Fiserv, Inc.                        16,000            999
  Fluor Corporation                     9,500            429
  General Dynamics Corporation         25,700          2,000
  General Electric Company          1,278,400         62,321
  Genuine Parts Company                22,375            705
  Goodrich Corporation                 13,300            505
  H&R Block, Inc.                      11,800            762
  Honeywell International,
   Inc.                               102,850          3,599
  Illinois Tool Works, Inc.            39,000          2,469
  IMS Health Incorporated              37,900          1,080
  Ingersoll-Rand Company               20,750            855
  ITT Industries, Inc.                 11,300            500
  Lockheed Martin Corporation          55,622          2,061
  Masco Corporation                    57,600          1,438
  McDermott International,
   Inc.                                 7,800             91

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  INDUSTRIALS continued
  Minnesota Mining and
   Manufacturing Company               51,100    $     5,830
  Molex Incorporated                   25,225            916
  National Service Industries,
   Inc.                                 5,300            120
  *Navistar International
   Corporation                          7,670            216
  Norfolk Southern Corporation         49,600          1,027
  Northrop Grumman Corporation         11,000            881
  PACCAR, Inc.                          9,890            506
  Pall Corporation                     15,866            373
  Parker-Hannifin Corporation          15,000            637
  Paychex, Inc.                        48,100          1,987
  Pitney Bowes, Inc.                   32,500          1,369
  *Power-One, Inc.                     10,100            166
  R. R. Donnelley & Sons
   Company                             15,700            466
  Raytheon Company - Class B           44,000          1,168
  *Robert Half International,
   Inc.                                22,900            570
  Rockwell International
   Corporation                         23,500            896
  Ryder System, Inc.                    7,700            151
  Sabre Holdings Corporation -
   Class A                             17,009            850
  Southwest Airlines Co.               97,762          1,808
  Symbol Technologies, Inc.            28,350            629
  Textron, Inc.                        18,400          1,013
  *Thermo Electron Corporation         23,200            511
  Thomas & Betts Corporation            7,500            166
  The Timken Company                    7,700            130
  *TMP Worldwide, Inc.                 13,700            816
  Tyco International, Ltd             248,083         13,520
  Union Pacific Corporation            32,000          1,757
  United Technologies
   Corporation                         60,700          4,447
  *US Airways Group, Inc.               8,700            211
  W.W. Grainger, Inc.                  12,100            498
  Waste Management, Inc.               80,197          2,472
                                                 -----------
      TOTAL                                          163,366
                                                 -----------
  INFORMATION TECHNOLOGY (8.5%)
  *ADC Telecommunications,
   Inc.                               100,300            691
  Adobe Systems Incorporated           31,000          1,457
  *Advanced Micro Devices,
   Inc.                                44,000          1,271
  *Agilent Technologies, Inc.          58,845          1,912
  *Altera Corporation                  51,100          1,511
  *Analog Devices, Inc.                46,400          2,007
  *Andrew Corporation                  10,462            193
  *Apple Computer, Inc.                44,600          1,071
  *Applied Materials, Inc.            104,400          5,338
  *Applied Micro Circuits
   Corporation                         38,500            683
  Autodesk, Inc.                        7,300            272
  *Avaya, Inc.                         36,462            500
  *BMC Software, Inc.                  31,400            708
  *Broadcom
   Corporation - Class A               31,500          1,351

Balanced Portfolio                     44

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  INFORMATION TECHNOLOGY continued
  *BroadVision, Inc.                   34,700    $       177
  *Cabletron Systems, Inc.             23,800            544
  *Cisco Systems, Inc.                938,800         18,166
  *Citrix Systems, Inc.                23,900            830
  Compaq Computer Corporation         217,867          3,375
  Computer Associates
   International, Inc                  74,312          2,675
  *Computer Sciences
   Corporation                         21,800            754
  *Compuware Corporation               47,500            649
  *Comverse Technology, Inc.           21,400          1,231
  *Conexant Systems, Inc.              31,400            280
  Corning Incorporated                118,600          1,982
  *Dell Computer Corporation          333,700          8,967
  Electronic Data Systems
   Corporation                         60,300          3,769
  *EMC Corporation                    282,286          8,200
  *Gateway, Inc.                       41,700            686
  Hewlett-Packard Company             249,300          7,130
  Intel Corporation                   868,300         26,335
  International Business
   Machines Corporation               226,300         25,572
  *Intuit, Inc.                        26,700          1,042
  *Jabil Circuit, Inc.                 24,600            759
  *JDS Uniphase Corporation           168,500          2,217
  *KLA-Tencor Corporation              23,800          1,399
  *Lexmark International
   Group, Inc. - Class A               16,400          1,103
  Linear Technology
   Corporation                         40,900          1,855
  *LSI Logic Corporation               46,200            869
  Lucent Technologies, Inc.           439,147          2,723
  *Maxim Integrated Products,
   Inc.                                41,700          1,939
  *Mercury Interactive
   Corporation                         10,400            636
  *Micron Technology, Inc.             76,500          3,144
  *Microsoft Corporation              688,300         49,446
  Millipore Corporation                 6,000            372
  Motorola, Inc.                      281,786          4,666
  *National Semiconductor
   Corporation                         22,500            655
  *NCR Corporation                     12,400            583
  *Network Appliance, Inc.             41,400            567
  Nortel Networks Corporation         410,440          3,731
  *Novell, Inc.                        41,000            214
  *Novellus Systems, Inc.              18,200          1,015
  *Oracle Corporation                 720,700         14,198
  *Palm, Inc.                          73,037            443
  *Parametric Technology
   Corporation                         34,300            442
  *PeopleSoft, Inc.                    36,800          1,780
  PerkinElmer, Inc.                    12,900            355
  *QLogic Corporation                  11,900            764
  *QUALCOMM Incorporated               97,200          5,534
  *Sanmina Corporation                 39,500            954
  *Sapient Corporation                 15,700            155
  Scientific-Atlanta, Inc.             20,800            844

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  INFORMATION TECHNOLOGY continued
  *Siebel Systems, Inc.                55,400    $     2,633
  *Solectron Corporation               83,300          1,524
  *Sun Microsystems, Inc.             420,600          6,797
  Tektronix, Inc.                      12,200            331
  *Tellabs, Inc.                       53,000          1,002
  *Teradyne, Inc.                      22,500            745
  Texas Instruments
   Incorporated                       223,700          7,047
  *Unisys Corporation                  40,700            599
  *VERITAS Software
   Corporation                         52,696          3,563
  *Vitesse Semiconductor
   Corporation                         24,500            519
  Xerox Corporation                    86,100            824
  *Xilinx, Inc.                        42,600          1,768
  *Yahoo!, Inc.                        72,000          1,407
                                                 -----------
      TOTAL                                          263,450
                                                 -----------
  MATERIALS (1.1%)
  Air Products and Chemicals,
   Inc                                 29,600          1,354
  Alcan, Inc.                          41,000          1,723
  Alcoa, Inc.                         111,608          4,397
  Allegheny Technologies
   Incorporated                        10,381            188
  Ball Corporation                      3,600            171
  Barrick Gold Corporation             51,100            774
  Bemis Company, Inc.                   6,900            277
  Boise Cascade Corporation             7,400            260
  The Dow Chemical Company            115,653          3,845
  E. I. du Pont de Nemours and
   Company                            134,600          6,492
  Eastman Chemical Company              9,875            470
  Engelhard Corporation                16,500            426
  *FMC Corporation                      3,900            267
  *Freeport-McMoRan Copper &
   Gold, Inc. - Class B                19,200            212
  Georgia-Pacific Corporation          29,091            985
  Great Lakes Chemical
   Corporation                          6,500            201
  Hercules Incorporated                13,900            157
  Homestake Mining Company             34,000            264
  *Inco Limited                        23,500            406
  International Flavors &
   Fragrances, Inc.                    12,600            317
  International Paper Company          62,084          2,216
  Louisiana-Pacific
   Corporation                         13,400            157
  The Mead Corporation                 12,800            347
  Newmont Mining Corporation           24,830            462
  Nucor Corporation                    10,000            489
  *Pactiv Corporation                  20,400            273
  Phelps Dodge Corporation             10,110            420
  Placer Dome, Inc.                    42,300            415
  Potlatch Corporation                  3,700            127
  PPG Industries, Inc.                 21,700          1,141
  Praxair, Inc.                        20,500            964
  Rohm and Haas Company                28,301            931

                                       45                     Balanced Portfolio

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  MATERIALS continued
  *Sealed Air Corporation              10,786    $       402
  Sigma-Aldrich Corporation            10,000            404
  Temple-Inland, Inc.                   6,400            341
  USX-U. S. Steel Group                11,500            232
  Vulcan Materials Company             13,000            699
  Westvaco Corporation                 12,950            315
  Weyerhaeuser Company                 28,000          1,539
  Willamette Industries, Inc.          14,200            703
  Worthington Industries, Inc.         11,000            150
                                                 -----------
      TOTAL                                           35,913
                                                 -----------
  TELECOMMUNICATION SERVICES (2.5%)
  ALLTEL Corporation                   40,400          2,475
  AT&T Corp.                          436,970          9,613
  BellSouth Corporation               241,600          9,729
  CenturyTel, Inc.                     18,100            548
  *Citizens Communications
   Company                             34,200            411
  *Global Crossing Ltd                114,285            987
  *Nextel Communications,
   Inc. - Class A                      98,300          1,712
  *Qwest Communications
   International, Inc.                213,673          6,810
  SBC Communications, Inc.            436,750         17,497
  Sprint Corporation                  114,100          2,437
  *Sprint Corporation (PCS
   Group)                             120,300          2,905
  Verizon Communications, Inc.        348,616         18,652
  *WorldCom, Inc. - WorldCom
   Group                              371,483          5,528
                                                 -----------
      TOTAL                                           79,304
                                                 -----------
  UTILITIES (1.7%)
  *The AES Corporation                 68,500          2,949
  Allegheny Energy, Inc.               15,800            762
  Ameren Corporation                   17,700            756
  American Electric Power
   Company, Inc.                       41,540          1,918
  *Calpine Corporation                 38,500          1,455
  Cinergy Corp.                        20,505            717
  CMS Energy Corporation               16,900            471
  Consolidated Edison, Inc.            27,300          1,087
  Constellation Energy Group,
   Inc                                 21,000            895
  Dominion Resources, Inc.             30,825          1,854
  DTE Energy Company                   22,100          1,026
  Duke Energy Corporation              98,842          3,855
  Dynegy Inc. - Class A                41,700          1,939
  Edison International                 42,000            468
  El Paso Corporation                  64,117          3,368
  Enron Corp.                          96,300          4,718
  Entergy Corporation                  28,800          1,106
  Exelon Corporation                   41,062          2,633
  FirstEnergy Corp.                    29,100            936
  FPL Group, Inc.                      22,800          1,373
  GPU, Inc.                            16,000            562

                                                   MARKET
                                    SHARES/         VALUE
      COMMON STOCK (45.4%)            PAR          (000'S)
  ----------------------------------------------------------
  UTILITIES continued
  KeySpan Corporation                  17,400    $       635
  Kinder Morgan, Inc.                  14,800            744
  *Mirant Corporation                  43,651          1,502
  *Niagara Mohawk Holdings,
   Inc.                                20,700            366
  Nicor, Inc.                           5,900            230
  NiSource, Inc.                       26,284            718
  ONEOK, Inc.                           7,500            148
  Peoples Energy Corporation            4,600            185
  PG&E Corporation                     49,900            559
  Pinnacle West Capital
   Corporation                         10,900            517
  PPL Corporation                      18,733          1,030
  Progress Energy, Inc.                26,479          1,189
  Public Service Enterprise
   Group Incorporated                  27,700          1,355
  Reliant Energy, Inc.                 38,026          1,225
  Sempra Energy                        26,359            721
  The Southern Company                 87,200          2,027
  TXU Corp.                            33,295          1,604
  The Williams Companies, Inc.         62,400          2,056
  Xcel Energy, Inc.                    43,970          1,251
                                                 -----------
      TOTAL                                           52,910
                                                 -----------
      TOTAL COMMON STOCK (COST
        $723,145)                                  1,420,069
                                                 -----------
               MONEY MARKET INVESTMENTS (13.6%)
  ----------------------------------------------------------
  ASSET-BACKED SECURITIES (CMO'S) (1.3%)
  #Asset Securitization,
   3.95%, 7/10/01                  16,600,000         16,582
  #Asset Securitization,
   4.00%, 7/5/01                   23,310,000         23,297
                                                 -----------
      TOTAL                                           39,879
                                                 -----------
  COMMERCIAL BANKS (1.3%)
  #Marshall & Ilsley Corp.,
   3.76%, 8/10/01                  40,000,000         39,829
                                                 -----------
      TOTAL                                           39,829
                                                 -----------
  FEDERAL GOVERNMENT AND AGENCIES (0.7%)
  #Federal Home Loan Mortgage
   Corporation, 3.71%, 9/14/01     22,500,000         22,329
                                                 -----------
      TOTAL                                           22,329
                                                 -----------
  FINANCE LESSORS (1.3%)
  #Preferred Receivable
   Funding, 3.74%, 8/7/01          40,000,000         39,842
                                                 -----------
      TOTAL                                           39,842
                                                 -----------
  FINANCE SERVICES (1.2%)
  #Citicorp, 3.82%, 8/3/01         20,000,000         19,927
  #Citicorp, 3.90%, 7/5/01         19,100,000         19,090
                                                 -----------
      TOTAL                                           39,017
                                                 -----------

Balanced Portfolio                     46

                                                   MARKET
          MONEY MARKET              SHARES/         VALUE
      INVESTMENTS (13.6%)             PAR          (000'S)
  ----------------------------------------------------------
  MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.2%)
  #BMW US Capital Corp.,
   3.75%, 7/23/01                  40,000,000    $    39,905
  #Quincy Capital Corporation,
   3.93%, 7/16/01                  29,000,000         28,949
                                                 -----------
      TOTAL                                           68,854
                                                 -----------

  NEWSPAPERS (0.5%)
  #Gannet Company, Inc.,
   3.95%, 7/16/01                  17,100,000         17,070
                                                 -----------
      TOTAL                                           17,070
                                                 -----------

  NONDEPOSIT TRUST FACILITIES (1.3%)
  #JP Morgan Chase & Co.,
   3.75%, 8/3/01                   39,500,000         39,360
                                                 -----------
      TOTAL                                           39,360
                                                 -----------

  PERSONAL CREDIT INSTITUTIONS (2.5%)
  #American General Finance,
   3.8%, 7/9/01                    40,000,000         39,961
  #Variable Funding Capital,
   3.96%, 7/12/01                  40,000,000         39,947
                                                 -----------
      TOTAL                                           79,908
                                                 -----------

  SHORT TERM BUSINESS CREDIT (1.3%)
  #Transamerica Financial
   Corporation, 3.75%, 7/27/01     40,000,000         39,888
                                                 -----------
      TOTAL                                           39,888
                                                 -----------

      TOTAL MONEY MARKET
       INVESTMENTS (COST
       $425,976)                                     425,976
                                                 -----------

      TOTAL INVESTMENTS
       (99.8%)
       (COST $2,408,436)!                          3,120,708
                                                 -----------

      OTHER ASSETS, LESS
       LIABILITIES (0.2%)                              6,969
                                                 -----------

      TOTAL NET ASSETS
       (100.0%)                                  $ 3,127,677
                                                 ===========


ADR - American Depository Receipt

 * Non-Income Producing

++ Defaulted Security

IO - Interest Only Security

   144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

 # All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

                                                  UNREALIZED
                                                APPRECIATION /
                        NUMBER     EXPIRATION   (DEPRECIATION)
       ISSUERS         CONTRACTS      DATE         (000'S)
--------------------------------------------------------------
S&P 500                  907          09/01        $(8,065)
(Total Notional Value
  at 6/30/2001,
  $288,214)
US Long Bond             416          09/01        $   451
(Total Notional Value
  at 6/30/2001,
  $42,181)

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $2,408,436 and the net unrealized appreciation of investments based on that cost was $712,272 which is comprised of $822,663 aggregate gross unrealized appreciation and $110,391 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       47                     Balanced Portfolio

 Objective:                               Portfolio Strategy:                                    Net Assets:

 High current income and capital          Generate superior performance by investing in a        $150.06
 appreciation with moderate risk          diversified mix of fixed income securities rated       million
                                          below investment grade.

HIGH YIELD BOND PORTFOLIO
Investing in a portfolio of high yield bonds provides investors who can accept a moderate level of risk with a high level of current income, coupled with the opportunity for capital gains. Holdings of particular interest include investments in entities that have the possibility of a positive event, such as a significant improvement in credit rating or earnings or a change in ownership. In a high yield portfolio, some credit losses over time are inevitable; high coupons and diversification across many holdings mitigate the impact of individual securities on the performance of the total Portfolio.

The High Yield Portfolio has performed well over the last year, with total return higher than its benchmark, the Lehman Brothers High Yield Intermediate Market Index, and also higher than most equity indices. This strong performance of high-yield bonds as an asset class at a time when equity markets are weak provides a reminder to investors that high-yield bonds represent a medium-risk, medium-return investment opportunity. The majority of the return from high-yield bonds over the last year has come from high current income, which has been partially offset by default losses and lower prices caused by increased credit and liquidity risk premiums.

The High Yield Portfolio's positive performance relative to its benchmark has resulted from an emphasis on quality securities in defensive, stable industries. The average quality of the securities in the Portfolio, as measured by the ratings issued by the major rating agencies, is higher than is generally regarded as typical for a high yield bond portfolio. The Portfolio's performance has been further enhanced by its investments in industries that are not highly sensitive to economic conditions, such as cable television, finance, utilities and gaming. Within these industries, the emphasis is on the stronger companies with relatively good access to capital. Performance has benefited also from careful selectivity in the telecommunications sector, where many companies issue high-yield bonds. Most of the Portfolio's telecommunications holdings are in the wireless sector, including PCS (personal communication service) and cellular companies, and developers of the towers that carry wireless signals.

                     PERCENTAGE HOLDINGS BY INDUSTRY SECTOR
                                   6/30/2001
[PERCENTAGE HOLDINGS BY INDUSTRY SECTOR PIE CHART]

                                                                                                      BASIC
                                    CONSUMER                            CONSUMER    TRANSPORT   MATERIALS/CAPITAL
                       TECHNOLOGY   CYCLICAL    UTILITIES    FINANCE     STAPLES    SERVICES          GOODS          ENERGY
                       ----------   --------    ---------    -------    --------    ---------   -----------------    ------
Sector Allocation        29.00        16.00       11.00       9.00        9.00        6.00             6.00           4.00

                                         SHORT-
                                          TERM
                       MISCELLANEOUS   INVESTMENTS
                       -------------   -----------
Sector Allocation           3.00           7.00

PERFORMANCE RELATIVE TO THE LEHMAN BROTHERS INDEX
[PERFORMANCE RELATIVE TO THE LEHMAN BROTHERS INDEX LINE GRAPH]

                                                                                                    LEHMAN BROTHERS HIGH YIELD
                                                                 HIGH YIELD BOND PORTFOLIO          INTERMEDIATE MARKET INDEX
                                                                 -------------------------          --------------------------
5/94                                                                      10000.00                           10000.00
6/94                                                                      10110.00                           10061.00
6/95                                                                      11490.00                           11331.00
6/96                                                                      12836.00                           12466.00
6/97                                                                      15684.00                           14159.00
6/98                                                                      17635.00                           15681.00
6/99                                                                      16476.00                           15618.00
6/00                                                                      16125.00                           15454.00
6/01                                                                      16347.00                           15077.00

--------------------------------------------------------------
                 Average Annual Total Return
               For Periods Ended June 30, 2001
                                                      Since
                                 1 Year   5 Years   Inception#
--------------------------------------------------------------
High Yield Bond Portfolio         1.38%    4.96%      7.11%
Lehman Brothers High Yield
 Intermediate Market Index       -2.44%    3.88%      2.91%
--------------------------------------------------------------
#Inception date of 5/3/1994

The total return performance for the High Yield Bond Portfolio is shown in comparison with the Lehman Brothers High Yield Intermediate Market Index. The Lehman Brothers index is an appropriate measure of portfolio performance since it has a quality and maturity profile that resembles the High Yield Bond Portfolio.

The Lehman Brothers High Yield Intermediate Market Index is made up of dollar-denominated, nonconvertible, SEC publicly registered fixed rate noninvestment grade issues. The bonds will have remaining maturities of between one and ten years and have an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) of issuers in G-7 countries are included. Original issue zero coupon bonds and step-up coupon structures are also included; however, the index excludes pay-in-kind (PIK) bonds. Each bond must be rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor's, or by Fitch if an S&P rating is unavailable. A few unrated bonds are included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer. The index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

High Yield Bond Portfolio              48

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                  MARKET
                                     SHARES/       VALUE
            BONDS (86.4%)              PAR         (000)
   -------------------------------------------------------
   BASIC MATERIALS (2.3%)
   METALS & MINING (1.8%)
   Glencore Nickel, Ltd., 9%,
    12/1/14                           500,000    $     385
   Great Central Mines, Ltd.,
     8.875%, 4/1/08                 2,750,000        2,392
                                                 ---------
       TOTAL                                         2,777
                                                 ---------
   PAPER (0.5%)
   Caraustar Industries, Inc.,
    7.375%, 6/1/09                    775,000          678
                                                 ---------
       TOTAL                                           678
                                                 ---------
       TOTAL BASIC MATERIALS                         3,455
                                                 ---------
   CAPITAL GOODS (4.1%)
   BUILDING & CONSTRUCTION (3.4%)
   Building One Services, 10.5%,
    5/1/09                          2,150,000        2,065
   Encompass Services Corp.,
    10.5%, 5/04/12, (144A)            150,000          144
   Integrated Electric Services,
    9.375%, 2/01/09, (144A)         1,500,000        1,470
   United Rentals, Inc., 8.8%,
    8/15/08                           750,000          686
   United Rentals, Inc., 10.75%,
    4/15/08, (144A)                   750,000          776
                                                 ---------
       TOTAL                                         5,141
                                                 ---------
   BUILDING - FOREST PRODUCTS (0.7%)
   Potlatch Corporation, 10.00%,
    7/15/11, (144A)                 1,000,000        1,005
                                                 ---------
       TOTAL                                         1,005
                                                 ---------
       TOTAL CAPITAL GOODS                           6,146
                                                 ---------
   CONSUMER CYCLICAL (15.4%)
   APPAREL, TEXTILE (1.8%)
   Guess ?, Inc., 9.5%, 8/15/03     1,500,000        1,380
   Tommy Hilfiger USA, Inc., 6.5%,
    6/1/03                          1,150,000        1,116
   Tommy Hilfiger USA, Inc.,
    6.85%, 6/1/08                     150,000          134
                                                 ---------
       TOTAL                                         2,630
                                                 ---------
   AUTO & TRUCKS (0.9%)
   Avis Group Holdings, Inc., 11%,
    5/1/09                          1,250,000        1,395
                                                 ---------
       TOTAL                                         1,395
                                                 ---------
   HOME CONSTRUCTION (1.5%)
   Hovanian Enterprises, Inc.,
    10.5%, 10/1/07                    750,000          771
   Meritage Corporation, 9.75%,
    6/01/11, (144A)                   750,000          746
   Schuler Homes, 9.375%, 7/15/09,
    (144A)                            725,000          725
                                                 ---------
       TOTAL                                         2,242
                                                 ---------

                                                  MARKET
                                     SHARES/       VALUE
            BONDS (86.4%)              PAR         (000)
   -------------------------------------------------------
   HOUSEHOLD APPLIANCES (1.2%)
   Rent-A-Center, Inc., 11%,
    8/15/08                           400,000    $     409
   Salton, Inc., 12.25%, 4/15/08,
    (144A)                          1,300,000        1,326
                                                 ---------
       TOTAL                                         1,735
                                                 ---------
   LEISURE RELATED (0.7%)
   Bally Total Fitness Holdings -
    Series D, 9.875%, 10/15/07      1,000,000          993
                                                 ---------
       TOTAL                                           993
                                                 ---------
   LODGING/RESORTS (2.6%)
   Extended Stay America, 9.875%,
    6/15/11, (144A)                   900,000          893
   Felcor Lodging Limited
    Partnership, 9.5%, 9/15/08      1,750,000        1,758
   Meristar Hospitality Corp., 9%,
    1/15/08, (144A)                   550,000          554
   Meristar Hospitality Corp.,
    9.125%, 1/15/11, (144A)           750,000          756
                                                 ---------
       TOTAL                                         3,961
                                                 ---------
   PRINTING & PUBLISHING (3.3%)
   Jostens, Inc., 12.75%, 5/01/10   1,550,000        1,573
   Mail-Well, Inc., 5%, 11/1/02     2,800,000        2,544
   Primedia Inc, 8.875%,
    5/15/2011, (144A)               1,125,000        1,041
                                                 ---------
       TOTAL                                         5,158
                                                 ---------
   RETAIL - GENERAL (3.4%)
   Buhrmann US, Inc., 12.25%,
    11/1/09                         2,150,000        2,117
   Coinmach Corporation, 11.75%,
    11/15/05                          750,000          769
   Kmart Corp., 9.875%, 6/15/08,
    (144A)                          1,500,000        1,459
   Saks Incorporated, 8.25%,
    11/15/08                          750,000          683
                                                 ---------
       TOTAL                                         5,028
                                                 ---------
       TOTAL CONSUMER CYCLICAL                      23,142
                                                 ---------
   CONSUMER STAPLES (8.4%)
   CONSUMER PRODUCTS (1.0%)
   Applied Extrusion Tech., Inc.,
    10.75%, 7/01/11, (144A)         1,500,000        1,515
                                                 ---------
       TOTAL                                         1,515
                                                 ---------
   DRUGS (0.8%)
   ICN Pharmaceuticals, Inc.,
    9.25%, 8/15/05                    350,000          361
   ICN Pharmaceuticals, Inc.,
    8.75%, 11/15/08, (144A)           750,000          769
                                                 ---------
       TOTAL                                         1,130
                                                 ---------

                                       49              High Yield Bond Portfolio

                                                  MARKET
                                     SHARES/       VALUE
            BONDS (86.4%)              PAR         (000)
   -------------------------------------------------------
   GAMING (4.6%)
   Choctaw Resort Development,
    9.25% 4/1/09, (144A)            1,100,000    $   1,122
   Hollywood Casino Corporation,
    13%, 8/1/06                     1,750,000        1,837
   Hollywood Casino Sheverport,
    13%, 8/01/06, (144A)              300,000          306
   Jupiters Limited, 8.5%, 3/1/06   1,000,000          985
   Las Vegas Sands, Inc., 12.25%,
    11/15/04                        1,000,000        1,070
   Mandalay Resort Group, 7.625%,
    7/15/13                         1,850,000        1,581
                                                 ---------
       TOTAL                                         6,901
                                                 ---------
   HEALTHCARE (1.5%)
   HEALTHSOUTH, Corp., 8.5%,
    2/1/08                          1,125,000        1,139
   Stewart Enterprises, 10.75%,
    7/1/08, (144A)                  1,125,000        1,159
                                                 ---------
       TOTAL                                         2,298
                                                 ---------
   SOAPS & TOILETRIES (0.5%)
   Elizabeth Arden, Inc., 11.75%,
    2/1/11                            750,000          797
                                                 ---------
       TOTAL                                           797
                                                 ---------
       TOTAL CONSUMER STAPLES                       12,641
                                                 ---------
   ENERGY (4.2%)
   OIL FIELD SERVICES (2.2%)
   BRL Universal Equipment,
    8.875%, 2/15/08                 1,400,000        1,428
   El Paso Energy L.P., 8.5%,
    6/1/11, (144A)                  1,125,000        1,125
   Key Energy Services, Inc.,
    8.375%, 3/1/08, (144A)            750,000          758
                                                 ---------
       TOTAL                                         3,311
                                                 ---------
   REFINING (2.0%)
   Conproca S.A., 12%, 6/16/10,
    (144A)                            600,000          696
   PDV America, Inc., 7.875%,
    8/1/03                          2,250,000        2,265
                                                 ---------
       TOTAL                                         2,961
                                                 ---------
       TOTAL ENERGY                                  6,272
                                                 ---------
   FINANCE (8.0%)
   BANKS (2.3%)
   Sovereign Bancorp, 10.5%,
    11/15/06                        1,900,000        2,066
   Sovereign Real Estate
    Investment Trust, 12%,
    8/29/49, (144A)                 1,325,000        1,318
                                                 ---------
       TOTAL                                         3,384
                                                 ---------
   FINANCE COMPANIES (4.9%)
   IOS Capital Inc, 9.75%, 6/15/04  2,250,000        2,245
   Metris Companies, Inc.,
    10.125%, 7/15/06                2,600,000        2,470
   PDVSA Finance, Ltd., 1999-I,
    9.75%, 2/15/10                  2,600,000        2,743
                                                 ---------
       TOTAL                                         7,458
                                                 ---------

                                                  MARKET
                                     SHARES/       VALUE
            BONDS (86.4%)              PAR         (000)
   -------------------------------------------------------
   FINANCIAL SERVICES (0.8%)
   Labranche & Company, Inc., 12%,
    3/2/07                          1,100,000    $   1,227
                                                 ---------
       TOTAL                                         1,227
                                                 ---------
       TOTAL FINANCE                                12,069
                                                 ---------
   MISCELLANEOUS (2.8%)
   R.E.I.T. (0.7%)
   Macerich Company, 7.25%,
    12/15/02, (144A)                1,000,000          981
                                                 ---------
       TOTAL                                           981
                                                 ---------
   REAL ESTATE (2.1%)
   Blum CB Corp., 11.25%, 6/07/11,
    (144A)                          1,125,000        1,105
   Crescent Real Estate Equities,
    7%, 9/15/02                       500,000          499
   Crescent Real Estate Equities,
    7.5%, 9/15/07                   1,750,000        1,590
                                                 ---------
       TOTAL                                         3,194
                                                 ---------
       TOTAL MISCELLANEOUS                           4,175
                                                 ---------
   TECHNOLOGY (25.1%)
   BROADCASTING (0.9%)
   CD Radio Inc., 14.5%, 5/15/09    1,000,000          470
   XM Satellite Radio, Inc., 14%,
    3/15/10                         1,400,000          840
                                                 ---------
       TOTAL                                         1,310
                                                 ---------
   CABLE (8.7%)
   Adelphia Communications
    Corporation, 10.25%, 6/15/11    1,125,000        1,108
   Adelphia Communications
    Corporation, 10.875%, 10/1/10   1,500,000        1,518
   British Sky Broadcasting Group
    Plc., 6.875%, 2/23/09             750,000          688
   Charter Communications
    Holdings, LLC, 11.125%,
    1/15/11                         1,000,000        1,055
   Charter Communications
    Holdings, LLC, 9.625%,
    11/15/09, (144A)                1,500,000        1,502
   Echostar Broadband Corp.,
    10.375%, 10/1/07                1,150,000        1,150
   International Cabletel, Inc.,
    11.5%, 2/1/06                   1,250,000          844
   Mediacom LLC / Cap Corp., 9.5%,
    1/15/13, (144A)                   225,000          216
   NTL Communications Corp.,
    11.5%, 10/1/08                  1,600,000        1,056
   +NTL, Inc., 9.75%, 4/1/08        1,900,000          827
   Rogers Communications, Inc.,
    8.875%, 7/15/07                 1,000,000          993
   +Telewest Communications Plc.,
    9.25%, 4/15/09                  1,000,000          490
   Telewest Communications Plc.,
    9.875%, 2/01/10                   400,000          336

High Yield Bond Portfolio              50

                                                  MARKET
                                     SHARES/       VALUE
            BONDS (86.4%)              PAR         (000)
   -------------------------------------------------------
   CABLE continued
   +United Global Communications,
    Inc., Series B, 1.75%, 2/15/08  2,000,000    $     670
   United Pan-Europe
    Communications N.V., 10.875%,
    8/1/09                          1,550,000          546
   +United Pan-Europe
    Communications N.V., 13.75%,
    2/1/10                            600,000           90
                                                 ---------
       TOTAL                                        13,089
                                                 ---------
   ELECTRONICS (0.9%)
   Amkor Technology Inc., 5%,
    3/15/07                         1,000,000          809
   Flextronics International,
    Ltd., 9.875%, 7/1/10              550,000          547
                                                 ---------
       TOTAL                                         1,356
                                                 ---------
   TELECOMMUNICATIONS WIRELESS: CELLULAR/PCS (6.3%)
   +Airgate PCS, Inc., 13.5%,
    10/1/09                         1,150,000          667
   Alamosa Delaware Inc., 12.5%,
    2/1/11, (144A)                    750,000          675
   +Alamosa PCS Holdings, Inc.,
    12.875%, 2/15/10                1,150,000          529
   Dobson Communications
    Corporation, 10.875%, 7/1/10      700,000          700
   +Horizon PCS, Inc., 14.%,
    10/01/2010                      2,000,000          780
   IWO Holdings, Inc., Unit, 14%,
    1/15/11, (144A)                 1,000,000          870
   Nextel Communications, Inc.,
    9.375%, 11/15/09                2,350,000        1,861
   Telecorp PCS, Inc., 10.625%,
    7/15/10                         1,500,000        1,410
   Tritel PCS, Inc., 10.375%,
    1/15/11                         1,000,000          915
   +US Unwired, Inc., 13.375%,
    11/1/09                         1,150,000          565
   Voicestream Wireless
    Corporation, 10.375%, 11/15/09    400,000          456
                                                 ---------
       TOTAL                                         9,428
                                                 ---------
   TELECOMMUNICATIONS WIRELESS: PAGING (0.2%)
   Arch Communications, Inc.,
    13.75%, 4/15/08                 2,500,000          250
                                                 ---------
       TOTAL                                           250
                                                 ---------
   TELECOMMUNICATIONS WIRELESS: TOWERS (3.4%)
   American Tower Corp., 9.375%,
    2/1/09, (144A)                  1,600,000        1,492
   Crown Castle International
    Corp., 10.75%, 8/1/11           1,100,000        1,064
   SBA Communications Corp.,
    10.25%, 2/1/09                  1,300,000        1,190
   Spectrasite Holdings, Inc.,
    12.5%, 11/15/10                 1,450,000        1,370
                                                 ---------
       TOTAL                                         5,116
                                                 ---------
   TELECOMMUNICATIONS WIRELINE: CLEC (3.4%)
   Adelphia Business Solutions,
    Inc., 12.25%, 9/1/04            1,550,000        1,279
   +GT Group Telecom, Inc.,
    13.25%, 2/1/10                  1,650,000          520

                                                  MARKET
                                     SHARES/       VALUE
            BONDS (86.4%)              PAR         (000)
   -------------------------------------------------------
   TELECOMMUNICATIONS WIRELINE: CLEC continued
   Intermedia Communications,
    Inc., 8.6%, 6/1/08              1,300,000    $   1,274
   +Intermedia Communications,
    Inc., 12.5%, 5/15/06              600,000          600
   McLeodUSA, Inc., 9.5%, 11/01/08  1,200,000          672
   McLeodUSA, Inc., 11.375%,
    1/1/09                          1,200,000          756
   ++Winstar Communications, Inc.,
    12.75%, 4/15/10                 1,325,000           13
                                                 ---------
       TOTAL                                         5,114
                                                 ---------
   TELECOMMUNICATIONS WIRELINE: ISP/WEB HOSTING (0.3%)
   Exodus Communications, Inc.,
    11.625%, 7/15/10                1,250,000          431
                                                 ---------
       TOTAL                                           431
                                                 ---------
   TELECOMMUNICATIONS WIRELINE: LONG HAUL (1.0%)
   Global Crossing Holdings, Ltd.,
    9.5%, 11/15/09                    700,000          548
   Global Crossing Holdings, Ltd.,
    9.625%, 5/15/08                   300,000          237
   Metromedia Fiber Network, 10%,
    11/15/08                          750,000          285
   Williams Communications Group,
    10.875%, 10/1/09                1,150,000          466
                                                 ---------
       TOTAL                                         1,536
                                                 ---------
       TOTAL TECHNOLOGY                             37,630
                                                 ---------
   TRANSPORT SERVICES (5.6%)
   PROFESSIONAL SERVICES (1.3%)
   Interim Services, Inc., 4.5%,
    6/1/05                          2,400,000        1,910
                                                 ---------
       TOTAL                                         1,910
                                                 ---------
   RAILROADS (1.0%)
   Railamerica Transportation
    Corp., 12.875%, 8/15/10         1,400,000        1,446
                                                 ---------
       TOTAL                                         1,446
                                                 ---------
   TRUCKING - SHIPPING (3.3%)
   Eletson Holdings, Inc., 9.25%,
    11/15/03                          850,000          850
   North American Van Lines,
    13.375%, 12/1/09, (144A)        1,650,000        1,518
   Stena AB, 10.5%, 12/15/05        1,900,000        1,872
   Teekay Shipping Corp., 8.875%,
    7/15/11, (144A)                   750,000          758
                                                 ---------
       TOTAL                                         4,998
                                                 ---------
       TOTAL TRANSPORT SERVICES                      8,354
                                                 ---------
   UTILITIES (10.5%)
   UTILITY - ELECTRIC (5.0%)
   The AES Corporation, 8.875%,
    2/15/11                           700,000          684
   The AES Corporation, 9.375%,
    9/15/10                           400,000          404
   AES Drax Energy, Ltd., 11.5%,
    8/30/10                         1,300,000        1,411

                                       51              High Yield Bond Portfolio

                                                  MARKET
                                     SHARES/       VALUE
            BONDS (86.4%)              PAR         (000)
   -------------------------------------------------------
   UTILITY - ELECTRIC continued
   Calpine Corporation, 8.625%,
    8/15/10                         1,000,000    $     968
   Calpine Corporation., 8.75%,
    7/15/07                           750,000          739
   Orion Power Holdings Inc., 12%,
    5/1/10, (144A)                  1,200,000        1,332
   USEC Inc., 6.625%, 1/20/06       2,050,000        1,894
                                                 ---------
       TOTAL                                         7,432
                                                 ---------
   UTILITY - GARBAGE DISPOSAL (2.8%)
   Allied Waste North America,
    Inc., 7.625%, 1/1/06              950,000          939
   Allied Waste North America,
    Inc., 7.875%, 1/1/09            1,750,000        1,711
   IT Group, Series B, 11.25%,
    4/1/09                          1,600,000        1,504
                                                 ---------
       TOTAL                                         4,154
                                                 ---------
   UTILITY - GAS (1.4%)
   EOTT Energy Partners, L.P.,
    11%, 10/1/09                    1,300,000        1,391
   PG&E National Energy Group,
    10.375%, 5/16/11, (144A)          750,000          749
                                                 ---------
       TOTAL                                         2,140
                                                 ---------
   UTILITY - WATER (1.3%)
   Azurix Corp., Series B, 10.75%,
    2/15/10                         1,950,000        2,008
                                                 ---------
       TOTAL                                         2,008
                                                 ---------
       TOTAL UTILITIES                              15,734
                                                 ---------
       TOTAL BONDS (COST $137,680)                 129,618
                                                 ---------
                                                  MARKET
                                     SHARES/       VALUE
   PREFERRED STOCK (5.9%)              PAR        (000'S)
   -------------------------------------------------------
   CONSUMER CYCLICAL (0.8%)
   PRINTING & PUBLISHING (0.8%)
   Primedia, Inc. - Series D            5,000          410
   Primedia, Inc. - Series F           10,000          780
                                                 ---------
       TOTAL                                         1,190
                                                 ---------
       TOTAL CONSUMER CYCLICAL                       1,190
                                                 ---------
   FINANCE (1.2%)
   BANKS (1.2%)
   California Federal Preferred
    Capital                            74,000        1,871
                                                 ---------
       TOTAL                                         1,871
                                                 ---------
       TOTAL FINANCE                                 1,871
                                                 ---------
   TECHNOLOGY (3.9%)
   BROADCASTING (1.5%)
   **Cumulus Media, Inc.               13,320        1,225
   Sinclair Capital                    11,500        1,093
                                                 ---------
       TOTAL                                         2,318
                                                 ---------

                                                  MARKET
                                     SHARES/       VALUE
       PREFERRED STOCK (5.9%)          PAR        (000'S)
   -------------------------------------------------------
   CABLE (1.6%)
   CSC Holdings Inc., - Series H       14,000    $   1,502
   CSC Holdings Inc., - Series M        7,708          823
                                                 ---------
       TOTAL                                         2,325
                                                 ---------
   TELECOMMUNICATIONS WIRELESS: TOWERS (0.7%)
   **Crown Castle International
    Corp.                              12,410        1,055
                                                 ---------
       TOTAL                                         1,055
                                                 ---------
   TELECOMMUNICATIONS WIRELINE: CLEC (0.1%)
   **XO Communications, Inc.           20,353           92
                                                 ---------
       TOTAL                                            92
                                                 ---------
       TOTAL TECHNOLOGY                              5,790
                                                 ---------
       TOTAL PREFERRED STOCK (COST
         $10,353)                                    8,851
                                                 ---------
   COMMON STOCKS AND WARRANTS (0.3%)
   -------------------------------------------------------
   CONSUMER CYCLICAL (0.0%)
   HOUSEHOLD APPLIANCES (0.0%)
   *Samsonite Corporation                 625            6
                                                 ---------
       TOTAL                                             6
                                                 ---------
   PRINTING & PUBLISHING (0.0%)
   *Jostens, Inc.                       1,550           23
                                                 ---------
       TOTAL                                            23
                                                 ---------
       TOTAL CONSUMER CYCLICAL                          29
                                                 ---------
   MISCELLANEOUS (0.0%)
   R.E.I.T. (0.0%)
   *La Quinta Properties, Inc.         11,117           58
                                                 ---------
       TOTAL                                            58
                                                 ---------
       TOTAL MISCELLANEOUS                              58
                                                 ---------
   TECHNOLOGY (0.2%)
   BROADCASTING (0.0%)
   *XM Satellite Radio Holdings,
    Inc.                                1,400           35
                                                 ---------
       TOTAL                                            35
                                                 ---------
   CABLE (0.0%)
   *RCN Corporation                     2,558           13
                                                 ---------
       TOTAL                                            13
                                                 ---------
   TELECOMMUNICATIONS WIRELESS: CELLULAR / PCS (0.0%)
   *Horizon PCS, Inc.                   2,000           40
                                                 ---------
       TOTAL                                            40
                                                 ---------
   TELECOMMUNICATIONS WIRELESS: PAGING (0.0%)
   *Arch Wireless Communications,
    Inc.                               35,377            6
   *Arch Wireless Communications,
    Inc.                              134,177           22
                                                 ---------
       TOTAL                                            28
                                                 ---------

High Yield Bond Portfolio              52

                                                  MARKET
          COMMON STOCKS AND          SHARES/       VALUE
           WARRANTS (0.3%)             PAR        (000'S)
   -------------------------------------------------------
   TELECOMMUNICATIONS WIRELINE: CLEC (0.2%)
   *GT Group Telecom Inc.               1,650    $      49
   *KMC Telecom Holdings, Inc.          6,250            3
   *McLeodUSA Incorporated - Class
    A                                  27,405          121
                                                 ---------
       TOTAL                                           173
                                                 ---------
       TOTAL TECHNOLOGY                                289
                                                 ---------
   TRANSPORT SERVICES (0.1%)
   PROFESSIONAL SERVICES (0.0%)
   *DecisionOne Corporation             4,062           11
                                                 ---------
       TOTAL                                            11
                                                 ---------
   RAILROADS (0.1%)
   *Railamerica, Inc.                   1,400           98
                                                 ---------
       TOTAL                                            98
                                                 ---------
       TOTAL TRANSPORT SERVICES                        109
                                                 ---------
       TOTAL COMMON STOCKS AND
         WARRANTS (COST $9,382)                        485
                                                 ---------
                                                  MARKET
                                     SHARES/       VALUE
   MONEY MARKET INVESTMENTS (1.7%)     PAR        (000'S)
   -------------------------------------------------------
   CAPTIVE FINANCIAL SUBSIDIARIES (0.3%)
   General Electric Capital Corp.,
    4.1%, 7/2/01                      400,000          400
                                                 ---------
       TOTAL CAPTIVE FINANCIAL
         SUBSIDIARIES                                  400
                                                 ---------

                                                  MARKET
                                     SHARES/       VALUE
   MONEY MARKET INVESTMENTS (1.7%)     PAR        (000'S)
   -------------------------------------------------------
   CONSUMER CYCLICAL (1.4%)
   Gannet Company, Inc., 3.95%,
    7/17/01                         2,150,000    $   2,146
                                                 ---------
       TOTAL CONSUMER CYCLICAL                       2,146
                                                 ---------
       TOTAL MONEY MARKET
        INVESTMENTS (COST $2,546)                    2,546
                                                 ---------
       TOTAL INVESTMENTS (94.3%)
        (COST $159,961)!                           141,500
                                                 ---------
       OTHER ASSETS, LESS
        LIABILITIES (5.7%)                           8,556
                                                 ---------

       TOTAL NET ASSETS (100.0%)                 $ 150,056
                                                 =========

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $159,961 and the net unrealized depreciation of investments based on that cost was $18,461 which is comprised of $4,899 aggregate gross unrealized appreciation and $23,360 aggregate gross unrealized depreciation.

 * Non-Income Producing

 + Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

** PIK - Payment in Kind

   144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

++ Fair valued in accordance with the Board of Director's approved procedures.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       53              High Yield Bond Portfolio

 Objective:                               Portfolio Strategy:                                    Net Assets:

 A stable and relatively high level       Invest in high grade corporate bonds, U.S.             $343.12
 of long-term total return and            government bonds and bonds of government               million
 preservation of capital                  agencies.

SELECT BOND PORTFOLIO
The Select Bond Portfolio invests in high quality debt securities, primarily government bonds, corporate bonds and mortgage-backed securities. Exposure to market sectors is adjusted as yield spreads change among the various classes of securities. Duration and maturities are altered with moderate adjustments in recognition or anticipation of interest rate changes.

The Select Bond portfolio has outperformed its benchmark, the Merrill Lynch Domestic master index, for the last six-month and 12-month periods. An overweighted position in corporate bonds early in the period was positive for performance, as corporate bonds outperformed Treasury securities. Recently, gains have been locked in by reducing this overweight.

In addition, the Portfolio was correctly positioned for the steepening of the yield curve, with an overweighting in bonds with shorter maturities, which have risen in price as short-term interest rates have dropped. The Portfolio has benefited also from its emphasis on high quality securities and the discipline of the credit analysis process. The high credit quality of holdings has proven especially advantageous, as credit problems caused by weakening demand have resulted in precipitous drops in the prices of many bonds that were formerly rated investment-grade.

An unusually large cash position at the end of June is temporary, reflecting the sale of some securities near the end of the period to realize profits.

                              PERCENTAGE HOLDINGS
                                   6/30/2001
[PERCENTAGE HOLDINGS PIE CHART]

                                                             MORTGAGE-BACKED AND
                                                                 ASSET-BACKED          GOVERNMENT AND
                                        CORPORATE BONDS           SECURITIES        GOVERNMENT AGENCIES    SHORT-TERM INVESTMENTS
                                        ---------------      -------------------    -------------------    ----------------------
Sector Allocation                            30.00                  20.00                  39.00                    11.00

The Corporate Bonds sector includes bonds of companies headquartered outside the United States. The Government and Government Agencies category includes taxable bonds of domestic and foreign governments. Consistent with the Portfolio's stated parameters, no more than 10% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high-yield securities.

PERFORMANCE RELATIVE TO THE MERRILL LYNCH DOMESTIC MASTER INDEX
[PERFORMANCE RELATIVE TO THE MERRILL LYNCH DOMESTIC MASTER INDEX LINE GRAPH]

                                                                SELECT BOND PORTFOLIO         MERRILL LYNCH DOMESTIC MASTER INDEX
                                                                ---------------------         -----------------------------------
6/91                                                                   10000.00                            10000.00
6/92                                                                   11533.00                            11415.00
6/93                                                                   13007.00                            12776.00
6/94                                                                   12977.00                            12644.00
6/95                                                                   14635.00                            14235.00
6/96                                                                   15367.00                            14941.00
6/97                                                                   16688.00                            16163.00
6/98                                                                   18163.00                            17887.00
6/99                                                                   18796.00                            18438.00
6/00                                                                   19236.00                            19281.00
6/01                                                                   21627.00                            21421.00

-----------------------------------------------------------------
                   Average Annual Total Return
                 For Periods Ended June 30, 2001
                                      1 Year   5 Years   10 Years
-----------------------------------------------------------------
Select Bond Portfolio                 12.43%    7.07%     8.02%
Merrill Lynch Domestic Master Index   11.10%    7.47%     7.92%
-----------------------------------------------------------------

Since the Portfolio invests broadly in U.S. Government, mortgage and corporate bonds, a useful basis for comparing returns is the Merrill Lynch Domestic Master Index. The index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

This chart assumes an initial investment of $10,000 made on 6/30/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns shown on page 2 reflect mortality and expense risk charges and premium charges deducted from the assets of the separate account. The cost of insurance protection, which is not reflected in the returns shown on this chart, would make the returns significantly lower. Investors are urged to obtain a personalized illustration of historical performance which reflects the cost of insurance protection.

Select Bond Portfolio                  54

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                  MARKET
                                    SHARES/        VALUE
     CORPORATE BONDS (29.6%)          PAR          (000)
  --------------------------------------------------------
  AEROSPACE - DEFENSE (4.0%)
  Lockheed Martin Corporation,
   8.2%, 12/1/09                    3,850,000    $   4,146
  Northrop Grumman Corporation,
   7.125%, 2/15/11 (144A)           4,550,000        4,495
  Raytheon Corporation, 8.2%,
   3/1/06                           2,085,000        2,163
  Raytheon Corporation, 8.3%,
   3/1/10                           2,567,000        2,680
                                                 ---------
      TOTAL AEROSPACE - DEFENSE                     13,484
                                                 ---------
  AUTO RELATED (1.3%)
  General Motors Acceptance
   Corporation, 7.25%, 3/2/11         625,000          632
  Toyota Motor Credit
   Corporation, 5.65%, 1/15/07      4,000,000        3,950
                                                 ---------
      TOTAL AUTO RELATED                             4,582
                                                 ---------
  AUTOMOTIVE RENTALS, NO DRIVERS (0.1%)
  Hertz Corporation, 7.40%,
   3/1/11                             425,000          430
                                                 ---------
      TOTAL AUTOMOTIVE RENTALS,
        NO DRIVERS                                     430
                                                 ---------
  BANK HOLDING COMPANIES (0.8%)
  Nationsbank Lease Pass Through
   Trust, Series 1997-A, Class
   1, 7.442% 1/10/11 (144A)         2,679,376        2,774
                                                 ---------
      TOTAL BANK HOLDING
        COMPANIES                                    2,774
                                                 ---------
  BEVERAGES, MALT BEVERAGES (3.7%)
  Anheuser-Busch Companies,
   Inc., 7%, 12/1/25                4,200,000        4,051
  Anheuser-Busch Companies,
   Inc., 7.5%, 3/15/12              2,500,000        2,735
  Fosters Finance Corporation,
   6.875%, 6/15/11 (144A)           6,000,000        5,946
                                                 ---------
      TOTAL BEVERAGES, MALT
        BEVERAGES                                   12,732
                                                 ---------
  BROAD WOVEN FABRIC MILLS, MANMADE (0.1%)
  ++Polysindo International
   Finance, 11.375%, 6/15/06        4,200,000          336
                                                 ---------
      TOTAL BROAD WOVEN FABRIC
        MILLS, MANMADE                                 336
                                                 ---------
  CANNED FRUITS & VEGETABLES (0.9%)
  H.J. Heinz Company, 6.625%,
   7/15/11 (144A)                   3,000,000        2,969
                                                 ---------
      TOTAL CANNED FRUITS &
        VEGETABLES                                   2,969
                                                 ---------
  COMMERCIAL BANKS (0.3%)
  Bank of America Corporation,
   7.4%, 1/15/11                    1,133,000        1,177
                                                 ---------
      TOTAL COMMERCIAL BANKS                         1,177
                                                 ---------

                                                  MARKET
                                    SHARES/        VALUE
     CORPORATE BONDS (29.6%)          PAR          (000)
  --------------------------------------------------------
  DRUGS (0.9%)
  Pfizer Inc., 5.625%, 2/1/06       2,975,000    $   2,984
                                                 ---------
      TOTAL DRUGS                                    2,984
                                                 ---------
  ELECTRIC SERVICES (3.7%)
  DTE Energy Company, 7.05%,
   6/1/11                           2,288,000        2,298
  Exelon Generation Co., LLC,
   6.95%, 6/15/11, (144A)           4,500,000        4,472
  Ohio Edison Company, 7.375%,
   9/15/02                          1,000,000        1,026
  Public Service Electric & Gas
   Co., 6.875%, 1/1/03              2,250,000        2,294
  South Carolina Electric & Gas,
   6.125%, 3/1/09                   1,750,000        1,688
  Texas Utilities Electric Co.,
   7.875%, 3/1/23                   1,000,000        1,001
                                                 ---------
      TOTAL ELECTRIC SERVICES                       12,779
                                                 ---------
  METAL MINING (0.6%)
  Rio Tinto Finance Ltd., 5.75%,
   7/3/06                           2,000,000        1,982
                                                 ---------
      TOTAL METAL MINING                             1,982
                                                 ---------
  OIL AND GAS EXTRACTION (1.4%)
  Chevron Corporation, 6.625%,
   10/1/04                          4,500,000        4,680
                                                 ---------
      TOTAL OIL AND GAS
        EXTRACTION                                   4,680
                                                 ---------
  PHARMACEUTICALS (3.4%)
  Johnson & Johnson, 6.625%,
   9/1/09                           2,750,000        2,837
  Johnson & Johnson, 6.95%,
   9/1/29                           2,200,000        2,280
  Merck & Co., Inc. 5.95%,
   12/1/28                          7,375,000        6,705
                                                 ---------
      TOTAL PHARMACEUTICALS                         11,822
                                                 ---------
  PLASTICS MATERIALS AND RESINS (0.6%)
  Dow Capital B.V., 8.5%, 6/8/10    1,800,000        1,972
                                                 ---------
      TOTAL PLASTICS MATERIALS
        AND RESINS                                   1,972
                                                 ---------
  REAL ESTATE OPERATOR LESSORS (0.4%)
  ERP Operating LP, 6.95%,
   3/2/11                           1,500,000        1,475
                                                 ---------
      TOTAL REAL ESTATE OPERATOR
        LESSORS                                      1,475
                                                 ---------
  RETAIL-MISC SHOPPING GOODS STORES (2.8%)
  Kohls Corporation, 6.30%,
   3/1/11, (144A)                     750,000          725
  LB Mortgage Trust, Series
   1991-2, Class A3, 8.3962%,
   1/20/17                          5,764,536        6,262
  Wal-Mart Stores, Inc., 6.875%,
   8/1/02                           2,500,000        2,562
                                                 ---------
      TOTAL RETAIL-MISC SHOPPING
        GOODS STORES                                 9,549
                                                 ---------

                                       55                  Select Bond Portfolio

                                                  MARKET
                                    SHARES/        VALUE
     CORPORATE BONDS (29.6%)          PAR          (000)
  --------------------------------------------------------
  TOBACCO PRODUCTS (2.8%)
  Philip Morris Companies Inc.,
   7.75%, 1/15/27                   9,500,000    $   9,501
                                                 ---------
      TOTAL TOBACCO PRODUCTS                         9,501
                                                 ---------
  TRANSPORTATION SERVICES (1.8%)
  United Parcel Service, 8.375%,
   4/1/20                           5,350,000        6,228
                                                 ---------
      TOTAL TRANSPORTATION
        SERVICES                                     6,228
                                                 ---------
      TOTAL CORPORATE BONDS
        (COST $102,860)                            101,456
                                                 ---------
     GOVERNMENT (DOMESTIC AND
       FOREIGN) AND AGENCY
          BONDS (39.4%)
  --------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES (39.4%)
  Aid-Israel, 0%, 11/1/24           8,900,000        1,983
  Federal Home Loan Bank, 5.54%,
   1/8/09                           3,700,000        3,600
  Federal Home Loan Mortgage
   Corporation, 7.5%, 10/1/27       5,601,191        5,749
  Federal National Mortgage
   Association, 5.97%, 10/1/08      3,814,439        3,778
  Federal National Mortgage
   Association, 6.22%, 2/1/06       1,855,611        1,881
  Federal National Mortgage
   Association, 6.24%, 1/1/06       5,229,138        5,308
  Federal National Mortgage
   Association, 6.265%, 10/1/08     2,907,469        2,922
  Federal National Mortgage
   Association, 6.36%, 4/1/08       3,650,046        3,692
  Federal National Mortgage
   Association, 6.39%, 4/1/08       1,398,230        1,416
  Federal National Mortgage
   Association, 6.5%, 9/25/05       1,652,887        1,682
  Federal National Mortgage
   Association, 6.75%, 12/25/23     3,500,000        3,551
  Federal National Mortgage
   Association, 6.75%, 4/25/18      2,161,531        2,185
  Federal National Mortgage
   Association, 7%, 6/1/03            193,335          197
  Federal National Mortgage
   Association, 7.36%, 4/1/11       3,156,168        3,356
  Federal National Mortgage
   Association, 8.4%, 2/25/09       2,500,000        2,640
  Federal National Mortgage
   Association, 10%, 10/1/17           27,982           31
  Federal National Mortgage
   Association, 11%, 12/1/12           47,091           53
  Federal National Mortgage
   Association, 11%, 9/1/17           458,753          515
  Federal National Mortgage
   Association, 11%, 2/1/18           213,937          240

     GOVERNMENT (DOMESTIC AND                     MARKET
       FOREIGN) AND AGENCY          SHARES/        VALUE
          BONDS (39.4%)               PAR         (000'S)
  --------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  Federal National Mortgage
   Association, 11%, 12/1/17          147,151    $     165
  Federal National Mortgage
   Association, 11.5%, 4/1/18         197,680          225
  Federal National Mortgage
   Association, 12%, 12/1/12          113,906          130
  Federal National Mortgage
   Association, 12%, 9/1/12           493,531          562
  Federal National Mortgage
   Association, 12%, 2/1/18           177,422          204
  Federal National Mortgage
   Association, 12%, 12/1/17          135,207          155
  Federal National Mortgage
   Association, 12%, 9/1/17           147,839          170
  Federal National Mortgage
   Association, 12%, 10/1/17          144,162          165
  Federal National Mortgage
   Association, 12.25%, 1/1/18        101,440          117
  Federal National Mortgage
   Association, 12.5%, 4/1/18          85,235           99
  Federal National Mortgage
   Association, 13%, 11/1/12           62,463           73
  Federal National Mortgage
   Association, 13%, 12/1/17          106,004          124
  Federal National Mortgage
   Association, 13%, 2/1/18           218,219          255
  Federal National Mortgage
   Association, 13%, 11/1/17          131,467          154
  Federal National Mortgage
   Association, 14%, 12/1/17           63,070           75
  Government National Mortgage
   Association, 7%, 5/15/23           222,203          226
  Government National Mortgage
   Association, 7.5%, 4/15/27          81,914           84
  Government National Mortgage
   Association, 7.5%, 8/15/27           9,857           10
  Government National Mortgage
   Association, 7.5%, 1/15/27         269,393          277
  Government National Mortgage
   Association, 7.5%, 2/15/27         355,419          366
  Government National Mortgage
   Association, 7.5%, 3/15/27          37,471           39
  Government National Mortgage
   Association, 7.5%, 6/15/28         354,037          364
  Government National Mortgage
   Association, 7.5%, 11/15/25          9,443           10
  Government National Mortgage
   Association, 7.5%, 5/15/26          11,144           11
  Government National Mortgage
   Association, 7.5%, 10/15/25         19,481           20
  Government National Mortgage
   Association, 7.5%, 10/15/23        458,629          474
  Government National Mortgage
   Association, 7.5%, 4/15/22         162,955          169

Select Bond Portfolio                  56

     GOVERNMENT (DOMESTIC AND                     MARKET
       FOREIGN) AND AGENCY          SHARES/        VALUE
          BONDS (39.4%)               PAR         (000'S)
  --------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  Government National Mortgage
   Association, 8%, 8/15/26           369,686    $     384
  Government National Mortgage
   Association, 8%, 12/15/26           83,787           87
  Government National Mortgage
   Association, 8%, 9/15/26           127,974          133
  Government National Mortgage
   Association, 8%, 8/15/27           235,504          245
  Government National Mortgage
   Association, 8%, 1/15/27           294,612          306
  Government National Mortgage
   Association, 8%, 4/15/27           629,103          654
  Government National Mortgage
   Association, 8%, 6/15/27           291,937          303
  Government National Mortgage
   Association, 8%, 3/15/27           339,490          353
  Government National Mortgage
   Association, 8%, 9/15/27           237,442          247
  Government National Mortgage
   Association, 8%, 7/15/27           297,193          309
  Government National Mortgage
   Association, 8%, 1/15/26           305,255          318
  Government National Mortgage
   Association, 8%, 2/15/26           360,689          375
  Government National Mortgage
   Association, 8.5%, 7/15/24          49,814           53
  Government National Mortgage
   Association, 8.5%, 11/15/24        300,112          319
  Government National Mortgage
   Association, 8.5%, 6/15/24          45,018           48
  Government National Mortgage
   Association, 8.5%, 9/15/24             722            1
  Government National Mortgage
   Association, 8.5%, 2/15/25          35,053           37
  Government National Mortgage
   Association, 8.5%, 6/15/23           3,146            3
  Government National Mortgage
   Association, 8.5%, 3/15/23           1,286            1
  Government National Mortgage
   Association, 8.5%, 9/15/21          23,069           25
  Government National Mortgage
   Association, 11%, 1/15/18        2,878,962        3,224
  Iroquois Trust, Series 1997-2,
   Class A, 6.752%, 6/25/07
   (144A)                             730,351          739
  Rural Housing Trust 1987-1,
   Series 1, Class D, 6.33%,
   4/1/26                             889,062          904
  US Treasury, 4.13%, 2/28/02       5,000,000        4,884
  US Treasury, 4.625%, 2/28/03      7,250,000        7,298
  US Treasury, 4.625%, 5/15/06     15,013,000       14,807
  US Treasury, 6.25%, 5/15/30       8,024,000        8,509
  US Treasury Inflation Index
   Bond, 3.375%, 1/15/07           16,450,940       16,652
  US Treasury Inflation Index
   Bond, 3.625%, 7/15/02            6,267,834        6,385

     GOVERNMENT (DOMESTIC AND                     MARKET
       FOREIGN) AND AGENCY          SHARES/        VALUE
          BONDS (39.4%)               PAR         (000'S)
  --------------------------------------------------------
  FEDERAL GOVERNMENT AND AGENCIES continued
  US Treasury Inflation Index
   Bond, 3.625%, 1/15/08            9,810,810    $  10,032
  US Treasury Inflation Index
   Bond, 3.875%, 4/15/29            7,445,327        7,971
                                                 ---------
      TOTAL GOVERNMENT (DOMESTIC
        AND FOREIGN) AND AGENCY
        BONDS (COST $133,150)                      135,108
                                                 ---------
      MORTGAGE/ASSET BACKED
        SECURITIES (20.3%)
  --------------------------------------------------------
  AUTO RELATED (1.1%)
  Fleetwood Credit Corporation
   Grantor Trust, Series 1997-B,
   Class A, 6.4%, 5/15/13             450,537          460
  Team Fleet Financing
   Corporation, Series 1996-1,
   Class A, 6.65%, 12/15/02
   (144A)                           3,200,000        3,230
                                                 ---------
      TOTAL AUTO RELATED                             3,690
                                                 ---------
  BOAT DEALERS (0.3%)
  Nationscredit Grantor Trust,
   Series 1997-2, Class A1,
   6.35%, 4/15/14                     845,632          859
                                                 ---------
      TOTAL BOAT DEALERS                               859
                                                 ---------
  COMMERCIAL MORTGAGES (15.0%)
  Asset Securitization
   Corporation, Series 1996-MD6,
   Class CS1, 1.6317%, 11/13/26,
   IO                              10,339,464          190
  Asset Securitization
   Corporation, Series 1996-MD6,
   Class CS2, 1.098%, 11/13/26,
   IO                              52,000,000        1,602
  Asset Securitization
   Corporation, Series 1997-D5,
   Class PS1, 1.6155%, 2/14/41,
   IO                              11,666,489          879
  Chase Commercial Mortgage
   Securities Corporation,
   Series 1997-1, Class B,
   7.37%, 4/19/07                   1,000,000        1,040
  Chase Commercial Mortgage
   Securities Corporation,
   Series 1997-2, Class A2,
   6.6%, 11/19/07                   5,000,000        5,057
  Chase Commercial Mortgage
   Securities Corporation,
   Series 1997-2, Class B, 6.6%,
   11/19/07                         2,000,000        2,003
  Commercial Mortgage Acceptance
   Corporation, Series 1997-ML1,
   Class B, 6.6437%, 12/15/07       2,000,000        2,012

                                       57                  Select Bond Portfolio

                                                  MARKET
      MORTGAGE/ASSET BACKED         SHARES/        VALUE
        SECURITIES (20.3%)            PAR         (000'S)
  --------------------------------------------------------
  COMMERCIAL MORTGAGES continued
  Credit Suisse First Boston
   Mortgage Securities
   Corporation, Series 1997-C1,
   Class A2, 7.26%, 6/20/07
   (144A)                           1,386,819    $   1,432
  Credit Suisse First Boston
   Mortgage Securities
   Corporation, Series 1997-C1,
   Class B, 7.28%, 6/20/07
   (144A)                           1,500,000        1,551
  Criimi Mae Commercial Mortgage
   Trust, Series 1998-C1, Class
   A1, 7%, 11/2/06 (144A)           3,000,000        3,049
  Criimi Mae Commercial Mortgage
   Trust, Series 1998-C1, Class
   B, 7%, 11/2/11 (144A)            4,000,000        3,835
  DLJ Commercial Mortgage
   Corporation, Series 1998-CF1,
   Class S, .7003%, 1/15/18, IO   115,613,784        3,903
  DLJ Mortgage Acceptance
   Corporation, Series
   1994-MF11, Class A1, 8.1%,
   6/18/04                            368,606          368
  DLJ Mortgage Acceptance
   Corporation, Series
   1994-MF11, Class A2, 8.1%,
   6/18/04                          1,000,000        1,004
  DLJ Mortgage Acceptance
   Corporation, Series 1997-CF2,
   Class S, .3516%, 10/15/17, IO
   (144A)                          99,923,182        2,016
  The Equitable Life Assurance
   Society, Series 174, Class
   C1, 7.52%, 5/15/06 (144A)        2,000,000        2,067
  Kmart CMBS Financing, Inc.,
   Series 1997-1, Class B,
   7.0275%, 3/1/07 (144A)           2,000,000        1,995
  Kmart CMBS Financing, Inc.,
   Series 1997-1, Class C,
   7.3275%, 3/1/07 (144A)           2,500,000        2,490
  Kmart CMBS Financing, Inc.,
   Series 1997-1, Class D,
   7.7275%, 3/1/07 (144A)           2,000,000        1,989
  Malan Mortgage Securities
   Trust, Series 1995-1, Class
   A3, 7.8%, 8/15/05 (144A)         3,000,000        3,084
  Midland Realty Acceptance
   Corporation, Series 1996-C2,
   Class AEC, 1.3534%, 1/25/29,
   IO (144A)                       12,059,661          672
  Mortgage Capital Funding,
   Inc., Series 1997-MC1, Class
   A3, 7.288%, 3/20/07              5,323,000        5,546

                                                  MARKET
      MORTGAGE/ASSET BACKED         SHARES/        VALUE
        SECURITIES (20.3%)            PAR         (000'S)
  --------------------------------------------------------
  COMMERCIAL MORTGAGES continued
  Nomura Asset Securities
   Corporation, Series 1998-D6,
   Class A2, 6.9931%, 3/17/28       2,800,000    $   2,811
  RMF Commercial Mortgage Pass-
   Through, Series 1997-1, Class
   F, 7.471%, 1/15/19 (144A)        1,800,000        1,171
                                                 ---------
      TOTAL COMMERCIAL MORTGAGES                    51,766
                                                 ---------
  CREDIT CARD ASSET BACKED (0.2%)
  Heilig-Meyers Master Trust,
   Series 1998-1A, Class A,
   6.125%, 1/20/07 (144A)           1,646,090          576
                                                 ---------
      TOTAL CREDIT CARD ASSET
        BACKED                                         576
                                                 ---------
  FRANCHISE LOAN RECEIVABLES (1.6%)
  Enterprise Mortgage Acceptance
   Company, Series 1998-1, Class
   A2, 6.38%, 4/15/07 (144A)        3,100,000        3,018
  Enterprise Mortgage Acceptance
   Company, Series 1998-1, Class
   IO, 1.3704%, 1/15/23, IO
   (144A)                          28,477,034        1,633
  FMAC Loan Receivables Trust,
   Series 1998-A, Class A1,
   6.2%, 9/15/20 (144A)               294,651          294
  Global Franchise Trust, Series
   1998-1, Class A1, 6.349%,
   4/10/04 (144A)                     853,591          854
                                                 ---------
      TOTAL FRANCHISE LOAN
        RECEIVABLES                                  5,799
                                                 ---------
  HEALTH SERVICES (0.3%)
  Health Care Receivables,
   6.25%, 2/1/03 (144A)             1,125,000        1,135
                                                 ---------
      TOTAL HEALTH SERVICES                          1,135
                                                 ---------
  HOME EQUITY LOAN (0.8%)
  Amresco Residential
   Securities, Series 1998-2,
   Class A2, 6.245%, 4/25/22          145,102          145
  Vanderbilt Mortgage Finance,
   Inc., Series 1997-B, Class
   1A4, 7.19%, 2/7/14               2,500,000        2,588
                                                 ---------
      TOTAL HOME EQUITY LOAN                         2,733
                                                 ---------
  MANUFACTURED HOUSING (0.3%)
  Mid-State Trust, Series 6,
   Class A3, 7.54%, 7/1/35            886,930          874
                                                 ---------
      TOTAL MANUFACTURED HOUSING                       874
                                                 ---------

Select Bond Portfolio                  58

                                                  MARKET
      MORTGAGE/ASSET BACKED         SHARES/        VALUE
        SECURITIES (20.3%)            PAR         (000'S)
  --------------------------------------------------------
  MOTORCYCLE DEALERS (0.3%)
  Harley-Davidson Eaglemark
   Motorcycle Trust, Series
   1998-2, Class A2, 5.87%,
   4/15/04                          1,040,303    $   1,053
                                                 ---------
      TOTAL MOTORCYCLE DEALERS                       1,053
                                                 ---------
  RESIDENTIAL MORTGAGES (0.4%)
  Blackrock Capital Finance
   L.P., Series 1997-R1, Class
   B3, 7.75%, 3/25/37 (144A)        3,737,448          654
  Blackrock Capital Finance
   L.P., Series 1997-R3, Class
   B3, 7.25%, 11/25/28 (144A)       4,219,406          633
                                                 ---------
      TOTAL RESIDENTIAL
        MORTGAGES                                    1,287
                                                 ---------
      TOTAL MORTGAGE/ASSET
        BACKED SECURITIES (COST
        $77,961)                                    69,772
                                                 ---------
           MONEY MARKET
       INVESTMENTS (12.0%)
  --------------------------------------------------------
  ASSET-BACKED SECURITIES (CMO'S) (1.4%)
  Asset Securitization, 4%,
   7/6/01                           5,000,000        4,997
                                                 ---------
      TOTAL ASSET-BACKED
        SECURITIES (CMO'S)                           4,997
                                                 ---------
  ELECTRICAL EQUIPMENT & SUPPLIES (0.1%)
  General Electric Capital
   Corporation, 4.10%, 7/2/01         400,000          400
                                                 ---------
      TOTAL ELECTRICAL EQUIPMENT
        & SUPPLIES                                     400
                                                 ---------
  FEDERAL GOVERNMENT AND AGENCIES (0.5%)
  Federal Home Loan Mortgage
   Corporation, 3.71%, 9/14/01      1,600,000        1,588
                                                 ---------
      TOTAL FEDERAL GOVERNMENT
        AND AGENCIES                                 1,588
                                                 ---------
  FINANCE SERVICES (1.3%)
  Citicorp, 3.85%, 7/17/01          4,400,000        4,392
                                                 ---------
      TOTAL FINANCE SERVICES                         4,392
                                                 ---------
  MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (1.5%)
  CIT Group, Inc., 3.88%,
   7/18/01                          5,000,000        4,990
                                                 ---------
      TOTAL MISCELLANEOUS
        BUSINESS CREDIT
        INSTITUTIONS                                 4,990
                                                 ---------

                                                  MARKET
           MONEY MARKET             SHARES/        VALUE
       INVESTMENTS (12.0%)            PAR         (000'S)
  --------------------------------------------------------
  SECURITY BROKERS AND DEALERS (2.8%)
  Morgan Stanley Dean Witter,
   3.77%, 8/3/01                    5,000,000    $   4,982
  Salomon Smith Barney Holdings,
   Inc., 3.78%, 7/27/01             5,000,000        4,986
                                                 ---------
      TOTAL SECURITY BROKERS AND
        DEALERS                                      9,968
                                                 ---------
  SHORT TERM BUSINESS CREDIT (1.4%)
  Transamerica Financial
   Corporation, 4.00%, 7/10/01      5,000,000        4,994
                                                 ---------
      TOTAL SHORT TERM BUSINESS
        CREDIT                                       4,994
                                                 ---------
  TOBACCO PRODUCTS (1.5%)
  Philip Morris Capital Company,
   3.8%, 7/20/01                    5,000,000        4,989
                                                 ---------
      TOTAL TOBACCO PRODUCTS                         4,989
                                                 ---------
  UTILITY - ELECTRIC (1.5%)
  National Rural Utility, 3.90%,
   7/23/01                          5,000,000        4,988
                                                 ---------
      TOTAL UTILITY - ELECTRIC                       4,988
                                                 ---------
      TOTAL MONEY MARKET
       INVESTMENTS (COST
       $41,306)                                     41,306
                                                 ---------
      TOTAL INVESTMENTS (101.3%)
       (COST $355,277)!                            347,642
                                                 ---------
      OTHER ASSETS, LESS
       LIABILITIES (-1.3%)                          (4,521)
                                                 ---------

      TOTAL NET ASSETS (100.0%)                  $ 343,121
                                                 =========

! At 6/30/2001 the aggregate cost of securities for federal tax purposes was $355,277 and the net unrealized depreciation of investments based on that cost was $7,635 which is comprised of $6,186 aggregate gross unrealized appreciation and $13,821 aggregate gross unrealized depreciation.

   IO - Interest Only Security

++Defaulted Security

  144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       59                  Select Bond Portfolio

 Objective:                               Portfolio Strategy:                                    Net Assets:

 Maximum current income consistent        Achieve stability of capital by investing in           $408.83
 with liquidity and stability of          short-term debt securities.                            million
 capital

Money Market Portfolio

The Money Market Portfolio, which invests only in high quality commercial paper and other short-term debt securities with maturities generally not exceeding one year, is the least risky of the Portfolios.

The Federal Reserve pursued a policy of aggressive easing in the first half of 2001, with six rate cuts that totaled 275 basis points. Unfortunately, the average maturity of the Money Market Portfolio was somewhat shorter than the index with which it is compared over this period; returns were therefore slightly below that of the index. At the end of June, the Portfolio's maturity is quite close to that of the index. It now seems likely that the series of rate cuts is at or near its end, and that short-term interest rates will remain relatively stable in the last half of 2001.

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE SO IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Money Market Portfolio                 60

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
June 30, 2001 (unaudited)

                                                    MARKET
                                      SHARES/        VALUE
     SHORT TERM PAPER (96.9%)           PAR          (000)
 -----------------------------------------------------------
 ASSET-BACKED SECURITIES (CMO'S)
   (7.4%)
 Asset Securitization, 3.75%,
  7/26/01                             2,500,000    $   2,493
 Asset Securitization, 4%, 7/6/01    10,000,000        9,993
 Merrill Lynch Mortgage
  Investors, Inc., 6.65%,
  11/27/01                           17,575,324       17,576
                                                   ---------
     TOTAL ASSET-BACKED
       SECURITIES (CMO'S)                             30,062
                                                   ---------
 AUTO RELATED (10.4%)
 BMW US Capital Corp., 3.75%,
  7/23/01                            12,500,000       12,470
 Ford Motor Credit Co., 3.84%,
  8/10/01                             4,070,000        4,052
 Ford Motor Credit Co., 3.94%,
  7/20/01                             6,200,000        6,187
 General Motors Acceptance
  Corporation, 3.76%, 8/3/01          7,000,000        6,975
 General Motors Acceptance
  Corporation, 3.99%, 7/5/01          1,100,000        1,099
 Toyota Motor Credit Corp.,
  3.82%, 7/30/01                     11,410,000       11,374
                                                   ---------
     TOTAL AUTO RELATED                               42,157
                                                   ---------
 COMMERCIAL BANKS (2.4%)
 Marshall & Ilsley Bank, 5.0175%,
  4/19/02                            10,000,000        9,999
                                                   ---------
     TOTAL COMMERCIAL BANKS                            9,999
                                                   ---------
 ELECTRICAL EQUIPMENT & SUPPLIES (6.1%)
 Emerson Electric Co., 3.85%,
  7/20/01                            12,500,000       12,473
 General Electric Capital Corp.,
  3.82%, 7/17/01                     12,500,000       12,478
                                                   ---------
     TOTAL ELECTRICAL EQUIPMENT &
       SUPPLIES                                       24,951
                                                   ---------
 FEDERAL & FEDERALLY-SPONSORED CREDIT (8.2%)
 Federal National Mortgage
  Association, 3.94%, 7/2/01         33,650,000       33,643
                                                   ---------
     TOTAL FEDERAL & FEDERALLY-
       SPONSORED CREDIT                               33,643
                                                   ---------
 FINANCE LESSORS (5.6%)
 Preferred Receivable Funding,
  3.74%, 8/7/01                      10,500,000       10,459
 Receivable Capital Trust, 3.87%,
  7/26/01                            12,621,000       12,585
                                                   ---------
     TOTAL FINANCE LESSORS                            23,044
                                                   ---------
 FINANCE SERVICES (6.2%)
 Centric Capital Corp., 3.94%,
  7/30/01                            12,900,000       12,858
 Citicorp, 3.86%, 7/25/01            12,500,000       12,466
                                                   ---------
     TOTAL FINANCE SERVICES                           25,324
                                                   ---------

                                                    MARKET
                                      SHARES/        VALUE
     SHORT TERM PAPER (96.9%)           PAR          (000)
 -----------------------------------------------------------
 INDUSTRIAL INORGANIC CHEMICALS (1.9%)
 Monsanto Company, 3.76%, 7/27/01     3,000,000    $   2,992
 Monsanto Company, 3.86%, 7/20/01     4,614,000        4,604
                                                   ---------
     TOTAL INDUSTRIAL INORGANIC
       CHEMICALS                                       7,596
                                                   ---------
 MACHINERY (3.2%)
 Caterpillar Financial Services
  Corporation, 4.05%, 6/1/02         10,000,000       10,000
 Caterpillar Financial Services
  Corporation, 5.77%, 12/10/01        3,000,000        3,014
                                                   ---------
     TOTAL MACHINERY                                  13,014
                                                   ---------
 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (3.0%)
 Quincy Capital Corporation,
  3.9%, 7/26/01                      12,500,000       12,465
                                                   ---------
     TOTAL MISCELLANEOUS BUSINESS
       CREDIT INSTITUTIONS                            12,465
                                                   ---------
 NEWSPAPERS (3.1%)
 Gannet Company, Inc., 3.95%,
  7/17/01                             2,500,000        2,495
 Gannet Company, Inc., 3.98%,
  7/9/01                             10,200,000       10,190
                                                   ---------
     TOTAL NEWSPAPERS                                 12,685
                                                   ---------
 NONDEPOSIT TRUST FACILITIES (3.0%)
 JP Morgan Chase & Co., 3.75%,
  8/3/01                             12,500,000       12,456
                                                   ---------
     TOTAL NONDEPOSIT TRUST
       FACILITIES                                     12,456
                                                   ---------
 PERSONAL CREDIT INSTITUTIONS (19.3%)
 American General Finance, 3.94%,
  7/27/01                             8,305,000        8,280
 American General Finance, 3.95%,
  7/9/01                              2,300,000        2,298
 Associates Corp. of NA, 3.77%,
  6/26/02                            10,000,000       10,000
 CXC Incorporated, 3.75%, 7/27/01    12,500,000       12,465
 Delaware Funding Corp., 3.88%,
  7/20/01                            12,500,000       12,472
 Household Finance Corp., 3.83%,
  7/13/01                            10,100,000       10,086
 New Center Asset Trust, 3.75%,
  8/2/01                             12,500,000       12,457
 Variable Funding Capital, 3.86%,
  7/25/01                             5,000,000        4,987
 Variable Funding Capital, 3.99%,
  7/6/01                              5,590,000        5,586
                                                   ---------
     TOTAL PERSONAL CREDIT
       INSTITUTIONS                                   78,631
                                                   ---------

                                       61                 Money Market Portfolio

                                                    MARKET
                                      SHARES/        VALUE
     SHORT TERM PAPER (96.9%)           PAR          (000)
 -----------------------------------------------------------
 PETROLEUM REFINING (1.6%)
 E. I. du Pont de Nemours and
  Company, 3.88%, 7/18/01             6,750,000    $   6,737
                                                   ---------
     TOTAL PETROLEUM REFINING                          6,737
                                                   ---------
 SECURITY BROKERS AND DEALERS (7.6%)
 The Goldman Sachs Group, 3.96%,
  7/10/01                             8,330,000        8,321
 Morgan Stanley Dean Witter,
  3.75%, 8/2/01                      12,500,000       12,457
 Salomon Smith Barney Holdings,
  Inc., 3.82%, 7/31/01               10,200,000       10,166
                                                   ---------
     TOTAL SECURITY BROKERS AND
       DEALERS                                        30,944
                                                   ---------
 SHORT TERM BUSINESS CREDIT (3.0%)
 Transamerica Financial
  Corporation, 3.78%, 8/13/01         3,500,000        3,484
 Transamerica Financial
  Corporation, 3.92%, 7/9/01          8,870,000        8,861
                                                   ---------
     TOTAL SHORT TERM BUSINESS
       CREDIT                                         12,345
                                                   ---------
 TOBACCO PRODUCTS (2.1%)
 Philip Morris Capital Company,
  3.8%, 7/20/01                       8,500,000        8,482
                                                   ---------
     TOTAL TOBACCO PRODUCTS                            8,482
                                                   ---------
 UTILITY - ELECTRIC (2.8%)
 National Rural Utility, 3.9%,
  7/19/01                             4,911,000        4,901
 National Rural Utility, 3.96%,
  7/13/01                             6,644,000        6,634
                                                   ---------
     TOTAL UTILITY - ELECTRIC                         11,535
                                                   ---------
     TOTAL SHORT TERM PAPER
       (COST: $396,070)                              396,070
                                                   ---------
                                                    MARKET
                                      SHARES/        VALUE
 CORPORATE BONDS DOMESTIC (4.4%)        PAR         (000'S)
 -----------------------------------------------------------
 AUTO RELATED (0.9%)
 General Motors Acceptance
  Corporation, 5.5%, 1/14/2002        2,550,000    $   2,554
 General Motors Acceptance
  Corporation, 9.625%, 12/15/01       1,000,000        1,019
                                                   ---------
     TOTAL AUTO RELATED                                3,573
                                                   ---------
 MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (1.3%)
 The CIT Group, Inc.,6.5%,
  6/14/02                             5,000,000        5,111
                                                   ---------
     TOTAL MISCELLANEOUS BUSINESS
       CREDIT INSTITUTIONS                             5,111
                                                   ---------
 TELEPHONE AND TELEGRAPH APPARATUS (0.6%)
 AT & T Capital Corporation,
  5.86%, 4/26/02                      2,500,000        2,528
                                                   ---------
     TOTAL TELEPHONE AND
       TELEGRAPH APPARATUS                             2,528
                                                   ---------
 TOBACCO PRODUCTS (0.4%)
 Philip Morris Companies Inc.,
  7.625%, 5/15/02                     1,500,000        1,538
                                                   ---------
     TOTAL TOBACCO PRODUCTS                            1,538
                                                   ---------
 UTILITY - ELECTRIC (1.2%)
 National Rural Utility, 6.7%,
  6/15/02                             5,000,000        5,124
                                                   ---------
     TOTAL UTILITY - ELECTRIC                          5,124
                                                   ---------
     TOTAL CORPORATE BONDS
      DOMESTIC (COST $17,874)                         17,874
                                                   ---------
     TOTAL INVESTMENTS (101.3%)
      (COST $413,944)!                               413,944
                                                   ---------
     OTHER ASSETS, LESS
      LIABILITIES (-1.3%)                             (5,111)
                                                   ---------

     TOTAL NET ASSETS (100.0%)                     $ 408,833
                                                   =========

 -----------------------------------------------------------

! Also represents cost for federal income tax purposes.

    The Accompanying Notes are an Integral Part of the Financial Statements

Money Market Portfolio                 62

                      (This page intentionally left blank)

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Assets and Liabilities
June 30, 2001
(in thousands, except per share amounts)

                                                                                       FRANKLIN
                                                                                       TEMPLETON
                                                        SMALL CAP      AGGRESSIVE    INTERNATIONAL   INDEX 400      GROWTH
                                                       GROWTH STOCK   GROWTH STOCK      EQUITY         STOCK        STOCK
                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (1)...........................  $  286,546     $1,507,732     $  759,879     $  185,540   $  716,778
  Cash................................................       1,618             --             73             --           --
  Due from Futures Variation Margin...................         545            453             --             75          222
  Due from Sale of Fund Shares........................         385          4,618         16,870            286          389
  Due from Sale of Securities.........................         425         20,683            128             --        3,191
  Dividends and Interest Receivable...................          49            217          2,836            117          389
                                                        ----------     ----------     ----------     ----------   ----------
    TOTAL ASSETS......................................     289,568      1,533,703        779,786        186,018      720,969
                                                        ----------     ----------     ----------     ----------   ----------

LIABILITIES
  Due on Purchase of Securities.......................       1,765         17,732          5,181            124        1,506
  Due on Redemption of Fund Shares....................          24            188            276              6          153
  Due to Investment Advisor...........................         128            610            411             36          244
  Accrued Expenses....................................          80             92            160             80           53
                                                        ----------     ----------     ----------     ----------   ----------
    TOTAL LIABILITIES.................................       1,997         18,622          6,028            246        1,956
                                                        ----------     ----------     ----------     ----------   ----------
    NET ASSETS........................................  $  287,571     $1,515,081     $  773,758     $  185,772   $  719,013
                                                        ==========     ==========     ==========     ==========   ==========

REPRESENTED BY:
  Aggregate Paid in Capital (2), (3)..................  $  279,690     $1,311,948     $  774,797     $  179,801   $  641,138
  Undistributed Net Investment Income.................         383          1,038          8,582            998        3,816
  Undistributed Accumulated Net Realized Gain (Loss)
    on Investments....................................     (11,701)        56,292        (11,503)        (3,554)     (23,239)
  Net Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................      19,258        146,901          1,891          8,476       98,961
    Index Futures Contracts...........................         (59)        (1,098)            --             51       (1,663)
    Foreign Currency Transactions.....................          --             --             (9)            --           --
                                                        ----------     ----------     ----------     ----------   ----------
  Net Assets for Shares Outstanding (2)...............  $  287,571     $1,515,081     $  773,758     $  185,772   $  719,013
                                                        ==========     ==========     ==========     ==========   ==========
  Net Asset Value, Offering and Redemption Price per
    Share.............................................  $     1.87     $     3.15     $     1.37     $     1.14   $     2.13
                                                        ==========     ==========     ==========     ==========   ==========
(1) Investments, at cost..............................  $  267,288     $1,360,831     $  757,988     $  177,064   $  617,817
(2) Shares outstanding................................     153,621        481,131        566,841        163,394      337,591
(3) Shares authorized, $.01 par value.................   2,000,000      2,000,000      2,000,000      2,000,000    2,000,000

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

Statements of Assets and Liabilities   64

    J.P. MORGAN SELECT
        GROWTH AND       INDEX 500                 HIGH YIELD     SELECT       MONEY
       INCOME STOCK        STOCK       BALANCED       BOND         BOND        MARKET
        PORTFOLIO        PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
    -----------------------------------------------------------------------------------
        $  572,848       $1,938,998   $3,120,708   $ 141,500    $  347,642   $  413,944
               644               28           --       2,496            --       26,244
                --               35        1,417          --            --           --
               227              450           99         170           643          331
               960               --       40,792       5,656        27,963           --
               526            1,625       16,935       3,490         3,339          295
        ----------       ----------   ----------   ----------   ----------   ----------
           575,205        1,941,136    3,179,951     153,312       379,587      440,814
        ----------       ----------   ----------   ----------   ----------   ----------

             2,218               --       50,481       3,153        36,332       10,266
               203              946        1,039          31            52       21,616
               258              311          752          60            81           99
                24               79            2          12             1           --
        ----------       ----------   ----------   ----------   ----------   ----------
             2,703            1,336       52,274       3,256        36,466       31,981
        ----------       ----------   ----------   ----------   ----------   ----------
        $  572,502       $1,939,800   $3,127,677   $ 150,056    $  343,121   $  408,833
        ==========       ==========   ==========   ==========   ==========   ==========

        $  593,229       $1,314,235   $2,367,868   $ 209,334    $  345,779   $  408,833
             1,849           10,191       56,057       7,977        10,328           --
           (18,286)          10,300         (906)    (48,794)       (5,351)          --
            (4,290)         605,104      712,272     (18,461)       (7,635)          --
                --              (30)      (7,614)         --            --           --
                --               --           --          --            --           --
        ----------       ----------   ----------   ----------   ----------   ----------
        $  572,502       $1,939,800   $3,127,677   $ 150,056    $  343,121   $  408,833
        ==========       ==========   ==========   ==========   ==========   ==========
        $     1.28       $     3.05   $     1.85   $    0.73    $     1.14   $     1.00
        ==========       ==========   ==========   ==========   ==========   ==========
        $  577,138       $1,333,894   $2,408,436   $ 159,961    $  355,277   $  413,944
           446,078          635,641    1,694,742     206,954       299,717      408,847
         2,000,000        2,000,000    3,000,000   2,000,000     1,000,000    2,000,000

                                       65   Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Operations
For the Year Ended June 30, 2001
(in thousands)

                                                                                     FRANKLIN
                                                          SMALL CAP   AGGRESSIVE     TEMPLETON
                                                           GROWTH       GROWTH     INTERNATIONAL   INDEX 400    GROWTH
                                                            STOCK       STOCK         EQUITY         STOCK       STOCK
                                                          PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Interest.............................................  $ 1,002    $   3,587      $  2,018       $   542    $  2,368
    Dividends (1)........................................      144        1,315        12,188           708       2,996
                                                           -------    ---------      --------       -------    --------
       TOTAL INCOME......................................    1,146        4,902        14,206         1,250       5,364
                                                           -------    ---------      --------       -------    --------
  Expenses
    Management Fees......................................      729        3,819         2,567           197       1,521
    Custodian Expenses...................................       19           27           126            45          12
    Other Expenses.......................................       11           13           185             4           9
    Audit Fees...........................................        8            8            10             8           8
                                                           -------    ---------      --------       -------    --------
         TOTAL EXPENSES..................................      767        3,867         2,888           254       1,550
                                                           -------    ---------      --------       -------    --------
       Less Waived Fees:
         Paid by Affiliate...............................       --           --            --            --          --
         Paid Indirectly.................................       (4)          (3)           --            (2)         (2)
                                                           -------    ---------      --------       -------    --------
         TOTAL NET EXPENSES..............................      763        3,864         2,888           252       1,548
                                                           -------    ---------      --------       -------    --------
  Net Investment Income (Loss)...........................      383        1,038        11,318           998       3,816
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities................................   (9,183)      54,703       (14,135)         (773)    (15,615)
    Index Futures Contracts..............................    2,163        5,928            --        (2,725)     (4,389)
    Foreign Currency Transactions........................       --           --          (314)           --          --
                                                           -------    ---------      --------       -------    --------
         NET REALIZED GAIN (LOSS) ON INVESTMENTS.........   (7,020)      60,631       (14,449)       (3,498)    (20,004)
                                                           -------    ---------      --------       -------    --------
  Net Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities................................   11,033     (238,953)      (52,389)        4,855     (59,463)
    Index Futures Contracts..............................     (482)      (3,821)           --            23      (1,418)
    Foreign Currency Transactions........................       --           --           450            --          --
                                                           -------    ---------      --------       -------    --------
         NET CHANGE IN UNREALIZED APPRECIATION
           (DEPRECIATION) OF INVESTMENTS.................   10,551     (242,774)      (51,939)        4,878     (60,881)
                                                           -------    ---------      --------       -------    --------
  Net Gain (Loss) on Investments.........................    3,531     (182,143)      (66,388)        1,380     (80,885)
                                                           -------    ---------      --------       -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $ 3,914    $(181,105)     $(55,070)      $ 2,378    $(77,069)
                                                           =======    =========      ========       =======    ========
  (1) Less Foreign dividend tax..........................  $    --    $      --      $  1,453       $    --    $      7

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

Statements of Operations               66

    J.P. MORGAN
       SELECT        INDEX
     GROWTH AND       500                  HIGH YIELD    SELECT       MONEY
    INCOME STOCK     STOCK     BALANCED       BOND        BOND       MARKET
     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------
      $    396     $     379   $  62,006    $ 7,829      $11,177     $10,040
         3,067        11,803       8,782        528           --          --
      --------     ---------   ---------    -------      -------     -------
         3,463        12,182      70,788      8,357       11,177      10,040
      --------     ---------   ---------    -------      -------     -------
         1,594         1,943       4,688        371          474         586
            12            40          --          7           --          --
             1             5          --          1           --          --
             8             8          --         10           --          --
      --------     ---------   ---------    -------      -------     -------
         1,615         1,996       4,688        389          474         586
      --------     ---------   ---------    -------      -------     -------
            --            --          --         (5)          --          --
            (1)           (5)         --         (2)          --          --
      --------     ---------   ---------    -------      -------     -------
         1,614         1,991       4,688        382          474         586
      --------     ---------   ---------    -------      -------     -------
         1,849        10,191      66,100      7,975       10,703       9,454



        (8,154)       13,315      21,915     (3,160)       2,948          --
            --        (2,687)    (11,963)        --        3,909          --
            --            --          --         --           --          --
      --------     ---------   ---------    -------      -------     -------
        (8,154)       10,628       9,952     (3,160)       6,857          --
      --------     ---------   ---------    -------      -------     -------
       (10,930)     (155,528)   (126,219)     2,122       (2,373)         --
            --           759      (7,138)        --           56          --
            --            --          --         --           --          --
      --------     ---------   ---------    -------      -------     -------
       (10,930)     (154,769)   (133,357)     2,122       (2,317)         --
      --------     ---------   ---------    -------      -------     -------
       (19,084)     (144,141)   (123,405)    (1,038)       4,540          --
      --------     ---------   ---------    -------      -------     -------
      $(17,235)    $(133,950)  $ (57,305)   $ 6,937      $15,243     $ 9,454
      ========     =========   =========    =======      =======     =======
      $      5     $      74   $      54    $    --      $    --     $    --

                                       67               Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Changes in Net Assets
(in thousands)

SMALL CAP GROWTH STOCK PORTFOLIO

                                                                    FOR THE
                                                                SIX MONTHS ENDED      FOR THE
                                                                    JUNE 30,         YEAR ENDED
                                                                      2001          DECEMBER 31,
                                                                  (UNAUDITED)           2000
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................        $    383          $    349
    Net Realized Loss on Investments........................          (7,020)           (4,090)
    Net Change in Unrealized Appreciation (Depreciation) of
     Investments for the Period.............................          10,551            (5,252)
                                                                    --------          --------
      Net Increase (Decrease) in Net Assets Resulting from
       Operations...........................................           3,914            (8,993)
                                                                    --------          --------
  Distributions to Shareholders from:
    Net Investment Income...................................             (18)             (330)
    Net Realized Gain on Investments........................              (5)           (4,666)
                                                                    --------          --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................             (23)           (4,996)
                                                                    --------          --------
  Fund Share Transactions
    Proceeds from Sale of Shares (25,688 and 110,714 Shares,
     respectively)..........................................          45,231           222,618
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (13 and 2,632 Shares,
     respectively)..........................................              23             4,996
    Payments for Shares Redeemed (6,952 and 18,323 Shares,
     respectively)..........................................         (11,888)          (34,794)
                                                                    --------          --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (18,749 and 95,023 Shares,
       respectively)........................................          33,366           192,820
                                                                    --------          --------
  Total Increase in Net Assets..............................          37,257           178,831
NET ASSETS
    Beginning of Period.....................................         250,314            71,483
                                                                    --------          --------
    End of Period (Includes undistributed net investment
     income of $383 and $19, respectively)..................        $287,571          $250,314
                                                                    ========          ========

AGGRESSIVE GROWTH STOCK PORTFOLIO

                                                                  FOR THE
                                                              SIX MONTHS ENDED     FOR THE
                                                                  JUNE 30,        YEAR ENDED
                                                                    2001         DECEMBER 31,
                                                                (UNAUDITED)          2000
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................     $    1,038       $    1,517
    Net Realized Gain on Investments........................         60,631          310,647
    Net Change in Unrealized Depreciation of Investments for
     the Period.............................................       (242,774)        (224,154)
                                                                 ----------       ----------
      Net Increase (Decrease) in Net Assets Resulting from
       Operations...........................................       (181,105)          88,010
                                                                 ----------       ----------
  Distributions to Shareholders from:
    Net Investment Income...................................         (1,517)              --
    Net Realized Gain on Investments........................       (310,659)        (203,984)
                                                                 ----------       ----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................       (312,176)        (203,984)
                                                                 ----------       ----------
  Fund Share Transactions
    Proceeds from Sale of Shares (66,602 and 178,227 Shares,
     respectively)..........................................        249,740          890,503
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (101,785 and 45,880 Shares,
     respectively)..........................................        312,176          203,984
    Payments for Shares Redeemed (66,564 and 153,808 Shares,
     respectively)..........................................       (249,567)        (767,811)
                                                                 ----------       ----------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (101,823 and 70,299 Shares,
       respectively)........................................        312,349          326,676
                                                                 ----------       ----------
  Total Increase (Decrease) in Net Assets...................       (180,932)         210,702
NET ASSETS
    Beginning of Period.....................................      1,696,013        1,485,311
                                                                 ----------       ----------
    End of Period (Includes undistributed net investment
     income of $1,038 and $1,517, respectively).............     $1,515,081       $1,696,013
                                                                 ==========       ==========

    The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets    68

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Changes in Net Assets
(in thousands)

FRANKLIN TEMPLETON INTERNATIONAL EQUITY PORTFOLIO

                                                                  FOR THE
                                                              SIX MONTHS ENDED     FOR THE
                                                                  JUNE 30,        YEAR ENDED
                                                                    2001         DECEMBER 31,
                                                                (UNAUDITED)          2000
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................     $  11,318       $    14,106
    Net Realized Gain (Loss) on Investments.................       (14,449)           66,384
    Net Change in Unrealized Depreciation of Investments for
     the Period.............................................       (51,939)          (78,157)
                                                                 ---------       -----------
      Net Increase (Decrease) in Net Assets Resulting from
       Operations...........................................       (55,070)            2,333
                                                                 ---------       -----------
  Distributions to Shareholders from:
    Net Investment Income...................................       (13,356)          (16,173)
    Net Realized Gain on Investments........................       (67,555)          (41,802)
                                                                 ---------       -----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................       (80,911)          (57,975)
                                                                 ---------       -----------
  Fund Share Transactions
    Proceeds from Sale of Shares (557,125 and 842,807
     Shares, respectively)..................................       835,109         1,389,357
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (57,917 and 37,092 Shares,
     respectively)..........................................        80,911            57,975
    Payments for Shares Redeemed (544,008 and 817,728
     Shares, respectively)..................................      (815,898)       (1,354,243)
                                                                 ---------       -----------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (71,034 and 62,171 Shares,
       respectively)........................................       100,122            93,089
                                                                 ---------       -----------
  Total Increase (Decrease) in Net Assets...................       (35,859)           37,447
NET ASSETS
    Beginning of Period.....................................       809,617           772,170
                                                                 ---------       -----------
    End of Period (Includes undistributed net investment
     income of $8,582 and $12,912 respectively).............     $ 773,758       $   809,617
                                                                 =========       ===========

INDEX 400 STOCK PORTFOLIO

                                                                  FOR THE
                                                              SIX MONTHS ENDED     FOR THE
                                                                  JUNE 30,        YEAR ENDED
                                                                    2001         DECEMBER 31,
                                                                (UNAUDITED)          2000
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................      $    998         $  1,888
    Net Realized Gain (Loss) on Investments.................        (3,498)          14,347
    Net Change in Unrealized Appreciation (Depreciation) of
     Investments for the Period.............................         4,878             (333)
                                                                  --------         --------
      Net Increase in Net Assets Resulting from
       Operations...........................................         2,378           15,902
                                                                  --------         --------
  Distributions to Shareholders from:
    Net Investment Income...................................           (22)          (1,867)
    Net Realized Gain on Investments........................        (2,157)         (13,495)
                                                                  --------         --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................        (2,179)         (15,362)
                                                                  --------         --------
  Fund Share Transactions
    Proceeds from Sale of Shares (45,545 and 80,621 Shares,
     respectively)..........................................        50,526           99,261
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (1,962 and 14,227 Shares,
     respectively)..........................................         2,176           15,362
    Payments for Shares Redeemed (4,412 and 28,116 Shares,
     respectively)..........................................        (4,745)         (37,191)
                                                                  --------         --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (43,095 and 66,732 Shares,
       respectively)........................................        47,957           77,432
                                                                  --------         --------
  Total Increase in Net Assets..............................        48,156           77,972
NET ASSETS
    Beginning of Period.....................................       137,616           59,644
                                                                  --------         --------
    End of Period (Includes undistributed net investment
     income of $998 and $21, respectively)..................      $185,772         $137,616
                                                                  ========         ========

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                       69    Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Changes in Net Assets
(in thousands)

GROWTH STOCK PORTFOLIO

                                                                 FOR THE
                                                             SIX MONTHS ENDED     FOR THE
                                                                 JUNE 30,        YEAR ENDED
                                                                   2001         DECEMBER 31,
                                                               (UNAUDITED)          2000
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................     $  3,816         $  8,419
    Net Realized Gain (Loss) on Investments.................      (20,004)          25,170
    Net Change in Unrealized Depreciation of Investments for
     the Period.............................................      (60,881)         (55,596)
                                                                 --------         --------
      Net Decrease in Net Assets Resulting from
       Operations...........................................      (77,069)         (22,007)
                                                                 --------         --------
  Distributions to Shareholders from:
    Net Investment Income...................................       (5,419)          (4,365)
    Net Realized Gain on Investments........................      (25,530)         (30,683)
                                                                 --------         --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................      (30,949)         (35,048)
                                                                 --------         --------
  Fund Share Transactions
    Proceeds from Sale of Shares (19,732 and 53,298 Shares,
     respectively)..........................................       44,879          140,509
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (14,152 and 13,623 Shares,
     respectively)..........................................       30,950           35,048
    Payments for Shares Redeemed (8,657 and 9,117 Shares,
     respectively)..........................................      (19,614)         (23,820)
                                                                 --------         --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (25,227 and 57,804 Shares,
       respectively)........................................       56,215          151,737
                                                                 --------         --------
  Total Increase (Decrease) in Net Assets...................      (51,803)          94,682
NET ASSETS
    Beginning of Period.....................................      770,816          676,134
                                                                 --------         --------
    End of Period (Includes undistributed net investment
     income of $3,816 and $5,419, respectively).............     $719,013         $770,816
                                                                 ========         ========

J.P. MORGAN SELECT GROWTH AND INCOME STOCK PORTFOLIO

                                                                 FOR THE
                                                             SIX MONTHS ENDED     FOR THE
                                                                 JUNE 30,        YEAR ENDED
                                                                   2001         DECEMBER 31,
                                                               (UNAUDITED)          2000
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................     $  1,849         $  4,262
    Net Realized Gain (Loss) on Investments.................       (8,154)           9,404
    Net Change in Unrealized Depreciation of Investments for
     the Period.............................................      (10,930)         (57,201)
                                                                 --------         --------
      Net Decrease in Net Assets Resulting from
       Operations...........................................      (17,235)         (43,535)
                                                                 --------         --------
  Distributions to Shareholders from:
    Net Investment Income...................................       (4,262)          (4,979)
    Net Realized Gain on Investments........................      (15,376)         (30,759)
                                                                 --------         --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................      (19,638)         (35,738)
                                                                 --------         --------
  Fund Share Transactions
    Proceeds from Sale of Shares (19,647 and 23,840 Shares,
     respectively)..........................................       25,925           35,146
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (15,282 and 24,732 Shares,
     respectively)..........................................       19,638           35,738
    Payments for Shares Redeemed (12,402 and 48,882 Shares,
     respectively)..........................................      (16,169)         (73,182)
                                                                 --------         --------
      Net Increase (Decrease) in Net Assets Resulting from
       Fund Share Transactions (22,527 and (310) Shares,
       respectively)........................................       29,394           (2,298)
                                                                 --------         --------
  Total Decrease in Net Assets..............................       (7,479)         (81,571)
NET ASSETS
    Beginning of Period.....................................      579,981          661,552
                                                                 --------         --------
    End of Period (Includes undistributed net investment
     income of $1,849 and $4,262, respectively).............     $572,502         $579,981
                                                                 ========         ========

    The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets    70

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Changes in Net Assets
(in thousands)

INDEX 500 STOCK PORTFOLIO

                                                                   FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                   JUNE 30,         YEAR ENDED
                                                                     2001          DECEMBER 31,
                                                                 (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................      $   10,191        $   24,105
    Net Realized Gain on Investments........................          10,628            60,105
    Net Change in Unrealized Depreciation of Investments for
     the Period.............................................        (154,769)         (283,247)
                                                                  ----------        ----------
      Net Decrease in Net Assets Resulting from
       Operations...........................................        (133,950)         (199,037)
                                                                  ----------        ----------
  Distributions to Shareholders from:
    Net Investment Income...................................         (24,105)          (22,921)
    Net Realized Gain on Investments........................         (59,088)          (65,358)
                                                                  ----------        ----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................         (83,193)          (88,279)
                                                                  ----------        ----------
  Fund Share Transactions
    Proceeds from Sale of Shares (23,529 and 39,698 Shares,
     respectively)..........................................          75,095           147,411
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (26,836 and 24,022 Shares,
     respectively)..........................................          83,193            88,279
    Payments for Shares Redeemed (23,292 and 39,762 Shares,
     respectively)..........................................         (74,282)         (147,393)
                                                                  ----------        ----------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (27,073 and 23,958 Shares,
       respectively)........................................          84,006            88,297
                                                                  ----------        ----------
  Total Decrease in Net Assets..............................        (133,137)         (199,019)
NET ASSETS
    Beginning of Period.....................................       2,072,937         2,271,956
                                                                  ----------        ----------
    End of Period (Includes undistributed net investment
     income of $10,191 and $24,105, respectively)...........      $1,939,800        $2,072,937
                                                                  ==========        ==========

BALANCED PORTFOLIO

                                                                   FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                   JUNE 30,         YEAR ENDED
                                                                     2001          DECEMBER 31,
                                                                 (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................      $   66,100        $  118,443
    Net Realized Gain on Investments........................           9,952           108,200
    Net Change in Unrealized Depreciation of Investments for
     the Period.............................................        (133,357)         (230,492)
                                                                  ----------        ----------
      Net Decrease in Net Assets Resulting from
       Operations...........................................         (57,305)           (3,849)
                                                                  ----------        ----------
  Distributions to Shareholders from:
    Net Investment Income...................................        (127,987)         (114,893)
    Net Realized Gain on Investments........................        (112,544)         (167,534)
                                                                  ----------        ----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................        (240,531)         (282,427)
                                                                  ----------        ----------
  Fund Share Transactions
    Proceeds from Sale of Shares (18,478 and 17,894 Shares,
     respectively)..........................................          35,122            37,754
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (129,457 and 139,058 Shares,
     respectively)..........................................         240,531           282,427
    Payments for Shares Redeemed (52,734 and 158,895 Shares,
     respectively)..........................................        (103,339)         (338,606)
                                                                  ----------        ----------
      Net Increase (Decrease) in Net Assets Resulting from
       Fund Share Transactions (95,201 and (1,943) Shares,
       respectively)........................................         172,314           (18,425)
                                                                  ----------        ----------
  Total Decrease in Net Assets..............................        (125,522)         (304,701)
NET ASSETS
    Beginning of Period.....................................       3,253,199         3,557,900
                                                                  ----------        ----------
    End of Period (Includes undistributed net investment
     income of $56,057 and $117,944, respectively)..........      $3,127,677        $3,253,199
                                                                  ==========        ==========

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                       71    Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Changes in Net Assets
(in thousands)

HIGH YIELD BOND PORTFOLIO

                                                                   FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                   JUNE 30,         YEAR ENDED
                                                                     2001          DECEMBER 31,
                                                                 (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................       $  7,975          $ 16,296
    Net Realized Loss on Investments........................         (3,160)          (15,781)
    Net Change in Unrealized Appreciation (Depreciation) of
     Investments for the Period.............................          2,122            (7,398)
                                                                   --------          --------
      Net Increase (Decrease) in Net Assets Resulting from
       Operations...........................................          6,937            (6,883)
                                                                   --------          --------
  Distributions to Shareholders from:
    Net Investment Income...................................           (166)          (16,401)
                                                                   --------          --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................           (166)          (16,401)
                                                                   --------          --------
  Fund Share Transactions
    Proceeds from Sale of Shares (23,109 and 12,332 Shares,
     respectively)..........................................         17,004             9,921
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (224 and 23,819 Shares,
     respectively)..........................................            165            16,401
    Payments for Shares Redeemed (16,424 and 32,449 Shares,
     respectively)..........................................        (12,091)          (26,255)
                                                                   --------          --------
      Net Increase in Net Assets Resulting from Fund Share
       Transactions (6,909 and 3,702 Shares,
       respectively)........................................          5,078                67
                                                                   --------          --------
  Total Increase (Decrease) in Net Assets...................         11,849           (23,217)
NET ASSETS
    Beginning of Period.....................................        138,207           161,424
                                                                   --------          --------
    End of Period (Includes undistributed net investment
     income of $7,977 and $168, respectively)...............       $150,056          $138,207
                                                                   ========          ========

SELECT BOND PORTFOLIO

                                                                   FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                   JUNE 30,         YEAR ENDED
                                                                     2001          DECEMBER 31,
                                                                 (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................       $ 10,703          $ 19,180
    Net Realized Gain (Loss) on Investments.................          6,816            (5,024)
    Net Change in Unrealized Appreciation (Depreciation) of
     Investments for the Period.............................         (2,276)           13,071
                                                                   --------          --------
      Net Increase in Net Assets Resulting from
       Operations...........................................         15,243            27,227
                                                                   --------          --------
  Distributions to Shareholders from:
    Net Investment Income...................................        (19,294)          (19,349)
                                                                   --------          --------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................        (19,294)          (19,349)
                                                                   --------          --------
  Fund Share Transactions
    Proceeds from Sale of Shares (39,007 and 19,112 Shares,
     respectively)..........................................         46,094            21,374
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (16,955 and 18,463 Shares,
     respectively)..........................................         19,294            19,349
    Payments for Shares Redeemed (8,400 and 38,678 Shares,
     respectively)..........................................         (9,894)          (43,416)
                                                                   --------          --------
      Net Increase (Decrease) in Net Assets Resulting from
       Fund Share Transactions (47,562 and (1,103) Shares,
       respectively)........................................         55,494            (2,693)
                                                                   --------          --------
  Total Increase in Net Assets..............................         51,443             5,185
NET ASSETS
    Beginning of Period.....................................        291,678           286,493
                                                                   --------          --------
    End of Period (Includes undistributed net investment
     income of $10,328 and $18,919, respectively)...........       $343,121          $291,678
                                                                   ========          ========

    The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets    72

NORTHWESTERN MUTUAL SERIES FUND, INC.
Statements of Changes in Net Assets
(in thousands)

MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                   JUNE 30,         YEAR ENDED
                                                                     2001          DECEMBER 31,
                                                                 (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...................................     $     9,454       $    22,612
                                                                 -----------       -----------
      Net Increase in Net Assets Resulting from
       Operations...........................................           9,454            22,612
                                                                 -----------       -----------
  Distributions to Shareholders from:
    Net Investment Income...................................          (9,454)          (22,612)
                                                                 -----------       -----------
      Net Decrease in Net Assets Resulting from
       Distributions to Shareholders........................          (9,454)          (22,612)
                                                                 -----------       -----------
  Fund Share Transactions
    Proceeds from Sale of Shares (1,043,904 and 2,096,168
     Shares, respectively)..................................       1,043,906         2,096,166
    Proceeds from Shares Issued on Reinvestment of
     Distributions Paid (9,454 and 22,612 Shares,
     respectively)..........................................           9,454            22,612
    Payments for Shares Redeemed (1,028,982 and 2,138,607
     Shares, respectively)..................................      (1,028,982)       (2,138,607)
                                                                 -----------       -----------
      Net Increase (Decrease) in Net Assets Resulting from
       Fund Share Transactions (24,376 and (19,827) Shares,
       respectively)........................................          24,378           (19,829)
                                                                 -----------       -----------
  Total Increase (Decrease) in Net Assets...................          24,378           (19,829)
NET ASSETS
    Beginning of Period.....................................         384,455           404,284
                                                                 -----------       -----------
    End of Period (Includes no undistributed net investment
     income)................................................     $   408,833       $   384,455
                                                                 ===========       ===========

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                       73    Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.
Financial Highlights

SMALL CAP GROWTH STOCK PORTFOLIO

                                                                  FOR THE                                FOR THE PERIOD
                                                              SIX MONTHS ENDED         FOR THE           APRIL 30, 1999*
                                                               JUNE 30, 2001          YEAR ENDED             THROUGH
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                 (UNAUDITED)       DECEMBER 31, 2000     DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................     $     1.86           $     1.79           $     1.00
  Income from Investment Operations:
    Net Investment Income...................................             --                   --                   --
    Net Realized and Unrealized Gains on Investments........           0.01                 0.13                 0.85
                                                                 ----------           ----------           ----------
      Total from Investment Operations......................           0.01                 0.13                 0.85
                                                                 ----------           ----------           ----------
  Less Distributions:
    Distributions from Net Investment Income................             --                   --                   --
    Distributions from Realized Gains on Investments........             --                (0.06)               (0.06)
                                                                 ----------           ----------           ----------
      Total Distributions...................................             --                (0.06)               (0.06)
                                                                 ----------           ----------           ----------
Net Asset Value, End of Period..............................     $     1.87           $     1.86           $     1.79
                                                                 ----------           ----------           ----------
Total Return+...............................................          0.87%++              6.72%               86.09%++
                                                                 ==========           ==========           ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................     $  287,571           $  250,314           $   71,483
                                                                 ==========           ==========           ==========
Ratio of Gross Expenses to Average Net Assets...............          0.62%**              0.67%                1.03%**
                                                                 ==========           ==========           ==========
Ratio of Net Expenses to Average Net Assets.................          0.62%**              0.67%                1.00%**
                                                                 ==========           ==========           ==========
Ratio of Net Investment Income to Average Net Assets........          0.31%**              0.19%               (0.07%)**
                                                                 ==========           ==========           ==========
Portfolio Turnover Rate.....................................         29.09%               86.13%               70.72%
                                                                 ==========           ==========           ==========

AGGRESSIVE GROWTH STOCK PORTFOLIO

                                                         FOR THE
                                                     SIX MONTHS ENDED               FOR THE YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2001   ------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)        (UNAUDITED)       2000         1999         1998         1997        1996
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period...............     $     4.47    $     4.81   $     3.46   $     3.34   $     3.15   $   2.77
  Income from Investment Operations:
    Net Investment Income..........................             --            --           --           --           --         --
    Net Realized and Unrealized Gains (Losses) on
      Investments..................................          (0.83)         0.29         1.48         0.24         0.39       0.49
                                                        ----------    ----------   ----------   ----------   ----------   --------
      Total from Investment Operations.............          (0.83)         0.29         1.48         0.24         0.39       0.49
                                                        ----------    ----------   ----------   ----------   ----------   --------
  Less Distributions:
    Distributions from Net Investment Income.......             --            --           --           --           --         --
    Distributions from Realized Gains on
      Investments..................................          (0.49)        (0.63)       (0.13)       (0.12)       (0.20)     (0.11)
                                                        ----------    ----------   ----------   ----------   ----------   --------
      Total Distributions..........................          (0.49)        (0.63)       (0.13)       (0.12)       (0.20)     (0.11)
                                                        ----------    ----------   ----------   ----------   ----------   --------
Net Asset Value, End of Period.....................     $     3.15    $     4.47   $     4.81   $     3.46   $     3.34   $   3.15
                                                        ==========    ==========   ==========   ==========   ==========   ========
Total Return+......................................        (10.62%)++      6.18%       43.78%        7.56%       13.86%     17.70%
                                                        ==========    ==========   ==========   ==========   ==========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)...........     $1,515,081    $1,696,013   $1,485,311   $1,137,466   $1,067,068   $871,926
                                                        ==========    ==========   ==========   ==========   ==========   ========
Ratio of Expenses to Average Net Assets............          0.52%**       0.52%        0.51%        0.52%        0.53%      0.54%
                                                        ==========    ==========   ==========   ==========   ==========   ========
Ratio of Net Investment Income (Loss) to Average
  Net Assets.......................................          0.14%**       0.09%       (0.02%)       0.04%        0.06%     (0.03%)
                                                        ==========    ==========   ==========   ==========   ==========   ========
Portfolio Turnover Rate............................         32.97%        63.18%       68.64%       50.43%       57.27%     47.25%
                                                        ==========    ==========   ==========   ==========   ==========   ========

 * Portfolio commenced operations April 30, 1999.
** Computed on a annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

Financial Highlights                   74

NORTHWESTERN MUTUAL SERIES FUND, INC.
Financial Highlights

FRANKLIN TEMPLETON INTERNATIONAL EQUITY PORTFOLIO

                                                         FOR THE
                                                     SIX MONTHS ENDED               FOR THE YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2001     --------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)        (UNAUDITED)        2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period...............      $   1.63       $   1.78    $   1.68    $   1.69    $   1.56    $   1.35
  Income from Investment Operations:
    Net Investment Income..........................          0.01           0.02        0.03        0.05        0.04        0.04
    Net Realized and Unrealized Gains (Losses) on
      Investments..................................         (0.14)         (0.04)       0.33        0.04        0.15        0.24
                                                         --------       --------    --------    --------    --------    --------
      Total from Investment Operations.............         (0.13)         (0.02)       0.36        0.09        0.19        0.28
                                                         --------       --------    --------    --------    --------    --------
  Less Distributions:
    Distributions from Net Investment Income.......         (0.02)         (0.04)      (0.05)      (0.04)      (0.04)      (0.03)
    Distributions from Realized Gains on
      Investments..................................         (0.11)         (0.09)      (0.21)      (0.06)      (0.02)      (0.04)
                                                         --------       --------    --------    --------    --------    --------
      Total Distributions..........................         (0.13)         (0.13)      (0.26)      (0.10)      (0.06)      (0.07)
                                                         --------       --------    --------    --------    --------    --------
Net Asset Value, End of Period.....................      $   1.37       $   1.63    $   1.78    $   1.68    $   1.69    $   1.56
                                                         ========       ========    ========    ========    ========    ========
Total Return+......................................        (7.05%)++      (0.79%)     22.88%       4.82%      12.28%      21.01%
                                                         ========       ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)...........      $773,758       $809,617    $772,170    $671,106    $659,850    $505,189
                                                         ========       ========    ========    ========    ========    ========
Ratio of Expenses to Average Net Assets............         0.74%**        0.73%       0.74%       0.76%       0.77%       0.81%
                                                         ========       ========    ========    ========    ========    ========
Ratio of Net Investment Income to Average Net
  Assets...........................................         3.79%**        1.77%       2.62%       3.38%       2.75%       3.02%
                                                         ========       ========    ========    ========    ========    ========
Portfolio Turnover Rate............................        10.64%         26.95%      38.37%      30.41%      16.74%      17.07%
                                                         ========       ========    ========    ========    ========    ========

INDEX 400 STOCK PORTFOLIO

                                                                  FOR THE                              FOR THE PERIOD
                                                              SIX MONTHS ENDED        FOR THE          APRIL 30, 1999*
                                                               JUNE 30, 2001        YEAR ENDED             THROUGH
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                 (UNAUDITED)      DECEMBER 31, 2000    DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period........................      $   1.14           $   1.11             $   1.00
  Income from Investment Operations:
    Net Investment Income...................................          0.01               0.02                 0.01
    Net Realized and Unrealized Gains on Investments........          0.01               0.16                 0.12
                                                                  --------           --------             --------
      Total from Investment Operations......................          0.02               0.18                 0.13
                                                                  --------           --------             --------
  Less Distributions:
    Distributions from Net Investment Income................         (0.01)             (0.02)               (0.01)
    Distributions from Realized Gains on Investments........         (0.01)             (0.13)               (0.01)
                                                                  --------           --------             --------
      Total Distributions...................................         (0.02)             (0.15)               (0.02)
                                                                  --------           --------             --------
Net Asset Value, End of Period..............................      $   1.14           $   1.14             $   1.11
                                                                  ========           ========             ========
Total Return+...............................................         0.67%++           17.16%               12.83%++
                                                                  ========           ========             ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)....................      $185,772           $137,616             $ 59,644
                                                                  ========           ========             ========
Ratio of Gross Expenses to Average Net Assets...............         0.32%**            0.32%                0.46%**
                                                                  ========           ========             ========
Ratio of Net Expenses to Average Net Assets.................         0.32%**            0.32%                0.35%**
                                                                  ========           ========             ========
Ratio of Net Investment Income to Average Net Assets........         1.26%**            1.71%                1.69%**
                                                                  ========           ========             ========
Portfolio Turnover Rate.....................................         6.17%             54.60%               26.51%
                                                                  ========           ========             ========

 * Portfolio commenced operations April 30, 1999.
** Computed on a annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                       75                   Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.
Financial Highlights

GROWTH STOCK PORTFOLIO

                                                        FOR THE
                                                    SIX MONTHS ENDED                FOR THE YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2001      --------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)       (UNAUDITED)         2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period..............      $   2.47        $   2.66    $   2.25    $   1.81    $   1.46    $   1.26
  Income from Investment Operations:
    Net Investment Income.........................          0.01            0.03        0.03        0.02        0.02        0.02
    Net Realized and Unrealized Gains (Losses) on
      Investments.................................         (0.29)          (0.09)       0.47        0.46        0.42        0.25
                                                        --------        --------    --------    --------    --------    --------
      Total from Investment Operations............         (0.28)          (0.06)       0.50        0.48        0.44        0.27
                                                        --------        --------    --------    --------    --------    --------
  Less Distributions:
    Distributions from Net Investment Income......         (0.02)          (0.02)      (0.03)      (0.02)      (0.02)      (0.02)
    Distributions from Realized Gains on
      Investments.................................         (0.04)          (0.11)      (0.06)      (0.02)      (0.07)      (0.05)
                                                        --------        --------    --------    --------    --------    --------
      Total Distributions.........................         (0.06)          (0.13)      (0.09)      (0.04)      (0.09)      (0.07)
                                                        --------        --------    --------    --------    --------    --------
Net Asset Value, End of Period....................      $   2.13        $   2.47    $   2.66    $   2.25    $   1.81    $   1.46
                                                        ========        ========    ========    ========    ========    ========
Total Return+.....................................        (9.86%)++       (2.49%)     22.50%      26.69%      29.85%      20.91%
                                                        ========        ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..........      $719,013        $770,816    $676,134    $421,282    $243,071    $170,482
                                                        ========        ========    ========    ========    ========    ========
Ratio of Expenses to Average Net Assets...........         0.43%**         0.43%       0.43%       0.46%       0.49%       0.57%
                                                        ========        ========    ========    ========    ========    ========
Ratio of Net Investment Income to Average Net
  Assets..........................................         1.05%**         1.12%       1.22%       1.10%       1.24%       1.41%
                                                        ========        ========    ========    ========    ========    ========
Portfolio Turnover Rate...........................        10.71%          28.01%      27.26%      21.64%      33.20%      37.61%
                                                        ========        ========    ========    ========    ========    ========

J.P. MORGAN SELECT GROWTH AND INCOME STOCK PORTFOLIO

                                                         FOR THE
                                                     SIX MONTHS ENDED                FOR THE YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2001      --------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)        (UNAUDITED)         2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.............        $   1.37        $   1.56    $   1.62    $   1.33    $   1.32    $   1.21
  Income from Investment Operations:
    Net Investment Income........................              --            0.01        0.01        0.01        0.01        0.02
    Net Realized and Unrealized Gains (Losses) on
      Investments................................           (0.06)          (0.11)       0.12        0.29        0.37        0.23
                                                         --------        --------    --------    --------    --------    --------
      Total from Investment Operations...........           (0.06)          (0.10)       0.13        0.30        0.38        0.25
                                                         --------        --------    --------    --------    --------    --------
  Less Distributions:
    Distributions from Net Investment Income.....           (0.01)          (0.01)         --       (0.01)      (0.01)      (0.02)
    Distributions from Realized Gains on
      Investments................................           (0.02)          (0.08)      (0.19)         --       (0.36)      (0.12)
                                                         --------        --------    --------    --------    --------    --------
      Total Distributions........................           (0.03)          (0.09)      (0.19)      (0.01)      (0.37)      (0.14)
                                                         --------        --------    --------    --------    --------    --------
Net Asset Value, End of Period...................        $   1.28        $   1.37    $   1.56    $   1.62    $   1.33    $   1.32
                                                         ========        ========    ========    ========    ========    ========
Total Return+....................................          (2.93%)++       (6.97%)      7.47%      23.14%      30.03%      19.97%
                                                         ========        ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).........        $572,502        $579,981    $661,552    $570,970    $371,935    $234,184
                                                         ========        ========    ========    ========    ========    ========
Ratio of Expenses to Average Net Assets..........           0.57%**         0.57%       0.57%       0.58%       0.60%       0.62%
                                                         ========        ========    ========    ========    ========    ========
Ratio of Net Investment Income to Average Net
  Assets.........................................           0.65%**         0.68%       0.80%       1.00%       1.04%       1.44%
                                                         ========        ========    ========    ========    ========    ========
Portfolio Turnover Rate..........................          22.19%          47.67%     106.93%     160.40%     144.52%      93.92%
                                                         ========        ========    ========    ========    ========    ========

** Computed on a annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights                   76

NORTHWESTERN MUTUAL SERIES FUND, INC.
Financial Highlights

INDEX 500 STOCK PORTFOLIO

                                                      FOR THE
                                                  SIX MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2001     ------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)     (UNAUDITED)         2000         1999         1998         1997        1996
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.............    $     3.41      $     3.89   $     3.29   $     2.64   $     2.06   $   1.72
  Income from Investment Operations:
    Net Investment Income........................          0.01            0.04         0.04         0.04         0.04       0.04
    Net Realized and Unrealized Gains (Losses) on
      Investments................................         (0.24)          (0.37)        0.64         0.71         0.62       0.35
                                                     ----------      ----------   ----------   ----------   ----------   --------
      Total from Investment Operations...........         (0.23)          (0.33)        0.68         0.75         0.66       0.39
                                                     ----------      ----------   ----------   ----------   ----------   --------
  Less Distributions:
    Distributions from Net Investment Income.....         (0.04)          (0.04)       (0.03)       (0.04)       (0.04)     (0.02)
    Distributions from Realized Gains on
      Investments................................         (0.09)          (0.11)       (0.05)       (0.06)       (0.04)     (0.03)
                                                     ----------      ----------   ----------   ----------   ----------   --------
      Total Distributions........................         (0.13)          (0.15)       (0.08)       (0.10)       (0.08)     (0.05)
                                                     ----------      ----------   ----------   ----------   ----------   --------
Net Asset Value, End of Period...................    $     3.05      $     3.41   $     3.89   $     3.29   $     2.64   $   2.06
                                                     ==========      ==========   ==========   ==========   ==========   ========
Total Return+....................................        (6.45%)++       (8.75%)      20.91%       28.72%       33.20%     22.75%
                                                     ==========      ==========   ==========   ==========   ==========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).........    $1,939,800      $2,072,937   $2,271,956   $1,690,680   $1,152,857   $740,066
                                                     ==========      ==========   ==========   ==========   ==========   ========
Ratio of Expenses to Average Net Assets..........         0.20%**         0.20%        0.20%        0.21%        0.21%      0.21%
                                                     ==========      ==========   ==========   ==========   ==========   ========
Ratio of Net Investment Income to Average Net
  Assets.........................................         1.04%**         1.08%        1.16%        1.40%        1.86%      2.27%
                                                     ==========      ==========   ==========   ==========   ==========   ========
Portfolio Turnover Rate..........................         1.43%           6.47%        5.65%        3.03%        3.15%      3.45%
                                                     ==========      ==========   ==========   ==========   ==========   ========

BALANCED PORTFOLIO

                                                    FOR THE
                                                SIX MONTHS ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2001     --------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)   (UNAUDITED)         2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period...........    $     2.03      $     2.22   $     2.22   $     1.99   $     1.72   $     1.60
  Income from Investment Operations:
    Net Investment Income......................          0.04            0.08         0.07         0.07         0.07         0.06
    Net Realized and Unrealized Gains (Losses)
      on Investments...........................          0.04           (0.09)        0.17         0.29         0.28         0.15
                                                   ----------      ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations.........          0.08           (0.01)        0.24         0.36         0.35         0.21
                                                   ----------      ----------   ----------   ----------   ----------   ----------
  Less Distributions:
    Distributions from Net Investment Income...         (0.08)          (0.07)       (0.07)       (0.07)       (0.06)       (0.06)
    Distributions from Realized Gains on
      Investments..............................         (0.18)          (0.11)       (0.17)       (0.06)       (0.02)       (0.03)
                                                   ----------      ----------   ----------   ----------   ----------   ----------
      Total Distributions......................         (0.26)          (0.18)       (0.24)       (0.13)       (0.08)       (0.09)
                                                   ----------      ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period.................    $     1.85      $     2.03   $     2.22   $     2.22   $     1.99   $     1.72
                                                   ==========      ==========   ==========   ==========   ==========   ==========
Total Return+..................................        (1.77%)++       (0.17%)      11.18%       18.88%       21.52%       13.45%
                                                   ==========      ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).......    $3,127,677      $3,253,199   $3,557,900   $3,282,071   $2,788,494   $2,326,234
                                                   ==========      ==========   ==========   ==========   ==========   ==========
Ratio of Expenses to Average Net Assets........         0.30%**         0.30%        0.30%        0.30%        0.30%        0.30%
                                                   ==========      ==========   ==========   ==========   ==========   ==========
Ratio of Net Investment Income to Average Net
  Assets.......................................         4.21%**         3.47%        3.36%        3.48%        3.70%        3.95%
                                                   ==========      ==========   ==========   ==========   ==========   ==========
Portfolio Turnover Rate........................        31.32%          24.36%       27.16%       44.18%       29.94%       67.66%
                                                   ==========      ==========   ==========   ==========   ==========   ==========

** Computed on a annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                       77                   Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.
Financial Highlights

HIGH YIELD BOND PORTFOLIO

                                                             FOR THE
                                                         SIX MONTHS ENDED             FOR THE YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2001     ---------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)            (UNAUDITED)        2000       1999       1998       1997      1996
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period....................     $   0.69       $   0.82   $   0.94   $   1.06   $   1.10   $  1.03
  Income from Investment Operations:
    Net Investment Income...............................         0.05           0.09       0.11       0.10       0.11      0.09
    Net Realized and Unrealized Gains (Losses) on
      Investments.......................................           --          (0.13)     (0.12)     (0.12)      0.06      0.10
                                                             --------       --------   --------   --------   --------   -------
      Total from Investment Operations..................         0.05          (0.04)     (0.01)     (0.02)      0.17      0.19
                                                             --------       --------   --------   --------   --------   -------
  Less Distributions:
    Distributions from Net Investment Income............        (0.01)         (0.09)     (0.11)     (0.10)     (0.14)    (0.09)
    Distributions from Realized Gains on Investments....           --             --         --         --      (0.07)    (0.03)
                                                             --------       --------   --------   --------   --------   -------
      Total Distributions...............................        (0.01)         (0.09)     (0.11)     (0.10)     (0.21)    (0.12)
                                                             --------       --------   --------   --------   --------   -------
Net Asset Value, End of Period..........................     $   0.73       $   0.69   $   0.82   $   0.94   $   1.06   $  1.10
                                                             ========       ========   ========   ========   ========   =======
Total Return+...........................................        5.03%++       (4.60%)    (0.44%)    (1.84%)    15.85%    19.77%
                                                             ========       ========   ========   ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)................     $150,056       $138,207   $161,424   $184,782   $153,038   $93,878
                                                             ========       ========   ========   ========   ========   =======
Ratio of Gross Expenses to Average Net Assets...........        0.52%**        0.53%      0.50%      0.50%      0.55%     0.60%
                                                             ========       ========   ========   ========   ========   =======
Ratio of Net Expenses to Average Net Assets.............        0.51%**        0.52%      0.50%      0.50%      0.55%     0.60%
                                                             ========       ========   ========   ========   ========   =======
Ratio of Net Investment Income to Average Net Assets....       10.67%**       10.90%     11.15%     10.85%      9.95%     9.54%
                                                             ========       ========   ========   ========   ========   =======
Portfolio Turnover Rate.................................        0.74%        124.91%    139.87%    153.71%    129.49%   143.91%
                                                             ========       ========   ========   ========   ========   =======

SELECT BOND PORTFOLIO

                                                            FOR THE
                                                        SIX MONTHS ENDED             FOR THE YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 2001     ----------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)           (UNAUDITED)        2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period...................     $   1.16       $   1.13   $   1.25   $   1.26   $   1.22   $   1.23
  Income from Investment Operations:
    Net Investment Income..............................         0.02           0.08       0.08       0.08       0.08       0.07
    Net Realized and Unrealized Gains (Losses) on
      Investments......................................         0.02           0.03      (0.09)        --       0.04      (0.04)
                                                            --------       --------   --------   --------   --------   --------
      Total from Investment Operations.................         0.04           0.11      (0.01)      0.08       0.12       0.03
                                                            --------       --------   --------   --------   --------   --------
  Less Distributions:
    Distributions from Net Investment Income...........        (0.06)         (0.08)     (0.08)     (0.08)     (0.08)     (0.04)
    Distributions from Realized Gains on Investments...           --             --      (0.03)     (0.01)        --         --
                                                            --------       --------   --------   --------   --------   --------
      Total Distributions..............................        (0.06)         (0.08)     (0.11)     (0.09)     (0.08)     (0.04)
                                                            --------       --------   --------   --------   --------   --------
Net Asset Value, End of Period.........................     $   1.14       $   1.16   $   1.13   $   1.25   $   1.26   $   1.22
                                                            ========       ========   ========   ========   ========   ========
Total Return+..........................................        5.05%++       10.21%     (1.00%)     7.07%      9.46%      3.31%
                                                            ========       ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)...............     $343,121       $291,678   $286,493   $298,034   $244,835   $214,333
                                                            ========       ========   ========   ========   ========   ========
Ratio of Expenses to Average Net Assets................        0.30%**        0.30%      0.30%      0.30%      0.30%      0.30%
                                                            ========       ========   ========   ========   ========   ========
Ratio of Net Investment Income to Average Net Assets...        6.73%**        6.84%      6.56%      6.87%      7.03%      6.48%
                                                            ========       ========   ========   ========   ========   ========
Portfolio Turnover Rate................................      116.54%        139.89%     76.65%    161.79%    184.93%    195.98%
                                                            ========       ========   ========   ========   ========   ========

** Computed on a annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights                   78

NORTHWESTERN MUTUAL SERIES FUND, INC.
Financial Highlights

MONEY MARKET PORTFOLIO

                                                            FOR THE
                                                        SIX MONTHS ENDED             FOR THE YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 2001     ----------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)           (UNAUDITED)        2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.................       $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
  Income from Investment Operations:
    Net Investment Income............................           0.02           0.06       0.05       0.05       0.05       0.05
    Less Distributions from Net Investment Income....          (0.02)         (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                            --------       --------   --------   --------   --------   --------
Net Asset Value, End of Period.......................       $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                            ========       ========   ========   ========   ========   ========
Total Return+........................................          2.42%++        6.28%      5.10%      5.43%      5.47%      5.29%
                                                            ========       ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands).............       $408,833       $384,455   $404,284   $291,464   $194,470   $176,298
                                                            ========       ========   ========   ========   ========   ========
Ratio of Expenses to Average Net Assets..............          0.30%**        0.30%      0.30%      0.30%      0.30%      0.30%
                                                            ========       ========   ========   ========   ========   ========
Ratio of Net Investment Income to Average Net
  Assets.............................................          4.82%**        6.08%      4.99%      5.26%      5.33%      5.13%
                                                            ========       ========   ========   ========   ========   ========

** Computed on a annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                       79                   Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
June 30, 2001

NOTE 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, Franklin Templeton International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, J.P. Morgan Select Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and its segregated asset accounts.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

NOTE 3 -- Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stock not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. When quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Directors.

NOTE 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the Franklin Templeton International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio purchases or sells a foreign security they may enter into a foreign exchange currency contract to minimize market risk for the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts valued at the contractual forward rate are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Franklin Templeton International Equity Portfolio, Balanced Portfolio and Select Bond Portfolio do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

NOTE 5 -- The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities. The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are

Notes to Financial Statements          80
marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 ...............................................................................

NOTE 6 -- Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issues is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2001, transactions in securities other than money market investments were:

                                                                                                                   U.S. GOVT.
                                                                   TOTAL         U.S. GOVT.     TOTAL SECURITY      SECURITY
                                                                  SECURITY        SECURITY          SALES/           SALES/
PORTFOLIOS                                                       PURCHASES       PURCHASES        MATURITIES       MATURITIES
----------                                                       ---------       ----------     --------------     ----------
Small Cap Growth Stock......................................    $ 78,224,580         --          $ 62,604,077          --
Aggressive Growth Stock.....................................     456,367,091         --           478,539,518          --
Franklin Templeton International Equity.....................     176,038,840         --            80,611,814          --
Index 400 Stock.............................................      59,908,063         --             8,791,685          --
Growth Stock................................................      92,579,257         --            68,893,516          --
J.P.Morgan Select Growth and Income Stock...................     138,729,499         --           123,657,509          --
Index 500 Stock.............................................      44,161,514         --            28,047,625          --
Balanced....................................................     870,110,508    $430,710,734      948,442,659     $586,708,645
High Yield Bond.............................................      76,858,804         --            61,838,060          --
Select Bond.................................................     366,796,523     191,383,577      336,383,483      179,752,950

 ...............................................................................

NOTE 7 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays at an annual rate based on the average daily net asset values of each Portfolio. For the Index 500 Stock Portfolio the rate is .20%, for the Index 400 Stock Portfolio the rate is
 .25%, and for the Balanced, Select Bond and Money Market Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                  FIRST      NEXT
                                   $50        $50
PORTFOLIOS                       MILLION    MILLION    EXCESS
----------                       -------    -------    ------
Small Cap Growth Stock.......     .80%       .65%       .50%
Aggressive Growth Stock......     .80%       .65%       .50%
Franklin Templeton
  International Equity.......     .85%       .65%       .65%
Growth Stock.................     .60%       .50%       .40%
J.P.Morgan Select Growth and
  Income Stock...............     .70%       .60%       .55%
High Yield Bond..............     .60%       .50%       .40%

These amounts are paid to Northwestern Mutual Investment Services, LLC ("NMIS"), a wholly owned company of Northwestern Mutual, which is the manager and investment adviser of the Fund. Northwestern Mutual is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual, or NMIS depending upon the applicable agreement in place.

The Small Cap Growth Stock Portfolio, Aggressive Growth Stock, Franklin Templeton International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, J.P.Morgan Select Growth and Income Stock Portfolio, and Index 500 Stock Portfolio pay their own custodian fees. In addition, certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2001, the amounts paid through expense offset arrangements are $3,650 in the Small Cap Growth Stock Portfolio, $3,098 in the Aggressive Growth Stock Portfolio, $2,200 in the Index 400 Stock Portfolio, $2,421 in the Growth Stock Portfolio, $1,278

                                       81          Notes to Financial Statements
in the J.P.Morgan Select Growth and Income Stock Portfolio, $5,287 in the Index 500 Stock Portfolio, and $1,886 in the High Yield Bond Portfolio.

J.P.Morgan Investment Management, Inc. ("J.P.Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under an investment sub-advisory agreement to provide investment advise and, in general, to conduct the management investment program of the J.P.Morgan Select Growth and Income Stock Portfolio and the Franklin Templeton International Equity Portfolio, respectively. NMIS pays J.P.Morgan .45% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by J.P.Morgan,
 .40% on the next $100 million, .35% on the next $200 million and .30% in excess of $400 million. NMIS pays Templeton Counsel .50% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million.

The Growth Stock and Aggressive Growth Stock Portfolios paid commissions on Fund transactions to an affiliated broker in the amounts of $1,362 and $19,578, respectively, for the period ended June 30, 2001.

NOTE 8 -- Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses from capital to income. The differences between cost amounts for book purposes and tax purposes are principally due to treatment of deferred losses.

It is the policy of the Series Fund to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

After October 31, 2000, the Small Cap Growth Stock, Growth Stock, J.P.Morgan Select Growth and Income Stock, Balanced and High Yield Bond Portfolios had capital losses in the amounts of $3,634,128, $3,480,810, $5,938,168, $3,296,251 and $1,921,346, respectively. The Franklin Templeton International Equity Portfolio had currency losses in the amount of $378,584. These amounts are deferred and deemed to have occurred in the next fiscal year. For Federal income tax purposes, the High Yield Bond Portfolio also has a net realized capital loss of $47,838,316 which will be carried forward to offset future net realized capital gains. The amount expires as follows: $2,661,875 in 2006, $23,977,979 in 2007 and $21,198,462 in 2008. The Select Bond Portfolio has a net realized capital loss of $9,881,159, which will expire as follows: $1,399,791 in 2007 and $8,481,368 in 2008.

For Federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

NOTE 9 -- Dividends from net investment income and net realized capital gains are declared each year for the Small Cap Growth Stock, Aggressive Growth Stock, Franklin Templeton International Equity, Index 400 Stock, Growth Stock, J.P.Morgan Select Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond and Select Bond Portfolios and each business day for the Money Market Portfolio.

NOTE 10 -- Northwestern Mutual voluntarily reimburses the Franklin Templeton International Equity Portfolio for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolio. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. This voluntary reimbursement for the period ended June 30, 2001 and the year ended December 31, 2000 was $944,610 and $830,396, respectively.

Notes to Financial Statements          82

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statement of Assets and Liabilities
June 30, 2001
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          37,477 shares (cost $72,038).......................    $ 70,091
       Aggressive Growth Stock
          88,713 shares (cost $318,185)......................     279,174
       Franklin Templeton International Equity
          121,734 shares (cost $194,106).....................     166,133
       Index 400 Stock
          34,865 shares (cost $40,237).......................      39,614
       Growth Stock
          85,582 shares (cost $188,576)......................     182,210
       J.P. Morgan Select Growth and Income Stock
          97,281 shares (cost $140,944)......................     124,753
       Index 500 Stock
          133,237 shares (cost $393,426).....................     406,497
       Balanced
          108,518 shares (cost $192,470).....................     200,234
       High Yield Bond
          34,587 shares (cost $30,326).......................      25,074
       Select Bond
          28,494 shares (cost $33,088).......................      32,612
       Money Market
          94,763 shares (cost $94,763).......................      94,763
     Russell Insurance Funds
       Multi-Style Equity
          4,098 shares (cost $60,828)........................      51,688
       Aggressive Equity
          2,114 shares (cost $26,366)........................      24,713
       Non-U.S.
          3,115 shares (cost $36,857)........................      29,776
       Real Estate Securities
          1,110 shares (cost $11,234)........................      12,423
       Core Bond
          1,375 shares (cost $13,696)........................      13,894    $1,753,649
                                                                 --------
   Due from Sale of Fund Shares..............................                       731
   Due from Northwestern Mutual Life Insurance Company.......                       188
                                                                             ----------
            Total Assets.....................................                $1,754,568
                                                                             ==========

 LIABILITIES
   Due to Northwestern Mutual Life Insurance Company.........                $      731
   Due on Purchase of Fund Shares............................                       188
                                                                             ----------
            Total Liabilities................................                       919
                                                                             ----------

 EQUITY (NOTE 8)
   Variable Life Policies Issued Before October 11, 1995.....                   454,811
   Variable Complife Policies Issued On or After October 11,
     1995....................................................                 1,192,426
   Variable Executive Life Policies Issued On or After March
     2, 1998.................................................                    56,377
   Variable Joint Life Policies Issued On or After December
     10, 1998................................................                    50,035
                                                                             ----------
            Total Equity.....................................                 1,753,649
                                                                             ----------
            Total Liabilities and Equity.....................                $1,754,568
                                                                             ==========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                                      Variable Life Account Financial Statements

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations
(in thousands)

                                                                      SMALL CAP GROWTH            AGGRESSIVE GROWTH
                                             COMBINED                  STOCK DIVISION               STOCK DIVISION
                                    --------------------------   --------------------------   --------------------------
                                    SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                       ENDED                        ENDED                        ENDED
                                     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                       2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
                                    (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income.................   $ 121,333     $  98,818       $     5       $   828       $  55,735      $ 29,746
  Mortality and Expense Risks.....       2,547         6,166            83           130             420         1,141
  Taxes...........................       1,452         2,675            49            56             239           489
                                     ---------     ---------       -------       -------       ---------      --------
  Net Investment Income (Loss)....     117,334        89,977          (127)          642          55,076        28,116
                                     ---------     ---------       -------       -------       ---------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments...................     111,649        15,962         7,734         1,839          26,792         3,321
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............    (323,733)     (155,582)       (5,924)       (5,210)       (111,857)      (23,838)
                                     ---------     ---------       -------       -------       ---------      --------
  Net Gain (Loss) on
    Investments...................    (212,084)     (139,620)        1,810        (3,371)        (85,065)      (20,517)
                                     ---------     ---------       -------       -------       ---------      --------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity......................   $ (94,750)    $ (49,643)      $ 1,683       $(2,729)      $ (29,989)     $  7,599
                                     =========     =========       =======       =======       =========      ========

                                        FRANKLIN TEMPLETON
                                          INTERNATIONAL
                                         EQUITY DIVISION
                                    --------------------------
                                    SIX MONTHS
                                       ENDED
                                     JUNE 30,      YEAR ENDED
                                       2001       DECEMBER 31,
                                    (UNAUDITED)       2000
----------------------------------  --------------------------
INVESTMENT INCOME
  Dividend Income.................   $ 16,480       $  9,885
  Mortality and Expense Risks.....        255            595
  Taxes...........................        144            257
                                     --------       --------
  Net Investment Income (Loss)....     16,081          9,033
                                     --------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments...................      3,223          1,818
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............    (31,328)       (12,052)
                                     --------       --------
  Net Gain (Loss) on
    Investments...................    (28,105)       (10,234)
                                     --------       --------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity......................   $(12,024)      $ (1,201)
                                     ========       ========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

Variable Life Account Financial Statements

                                                                  J.P. MORGAN SELECT
          INDEX 400                                               GROWTH AND INCOME                INDEX 500
        STOCK DIVISION             GROWTH STOCK DIVISION            STOCK DIVISION               STOCK DIVISION
------------------------------   --------------------------   --------------------------   --------------------------
    SIX MONTHS                   SIX MONTHS                   SIX MONTHS                   SIX MONTHS
       ENDED                        ENDED                        ENDED                        ENDED
     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
       2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
    (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000
---------------------------------------------------------------------------------------------------------------------
      $   439       $ 2,587       $  7,586       $  6,953      $  4,135       $  6,106      $ 16,748       $ 14,015
           44            52            269            644           184            470           611          1,575
           27            22            153            275           105            201           347            676
      -------       -------       --------       --------      --------       --------      --------       --------
          368         2,513          7,164          6,034         3,846          5,435        15,790         11,764
      -------       -------       --------       --------      --------       --------      --------       --------
        1,666            71         12,574          1,026         7,179          1,538        37,108          1,749
       (1,432)       (1,171)       (38,151)       (13,347)      (14,691)       (15,724)      (79,166)       (50,374)
      -------       -------       --------       --------      --------       --------      --------       --------
          234        (1,100)       (25,577)       (12,321)       (7,512)       (14,186)      (42,058)       (48,625)
      -------       -------       --------       --------      --------       --------      --------       --------
      $   602       $ 1,413       $(18,413)      $ (6,287)     $ (3,666)      $ (8,751)     $(26,268)      $(36,861)
      =======       =======       ========       ========      ========       ========      ========       ========


         BALANCED DIVISION
---  --------------------------
     SIX MONTHS
        ENDED
      JUNE 30,      YEAR ENDED
        2001       DECEMBER 31,
     (UNAUDITED)       2000
---  --------------------------
      $ 15,012       $ 15,457
           337            891
           190            382
      --------       --------
        14,485         14,184
      --------       --------
         6,027          5,358
       (24,571)       (21,229)
      --------       --------
       (18,544)       (15,871)
      --------       --------
      $ (4,059)      $ (1,687)
      ========       ========

                                      Variable Life Account Financial Statements

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations
(in thousands)

                                     HIGH YIELD BOND DIVISION       SELECT BOND DIVISION        MONEY MARKET DIVISION
                                    --------------------------   --------------------------   --------------------------
                                    SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                       ENDED                        ENDED                        ENDED
                                     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                       2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
           (CONTINUED)              (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income................     $    26       $ 2,383        $ 1,762        $1,285        $2,178         $4,666
  Mortality and Expense Risks....          36            82             37            75           132            278
  Taxes..........................          21            35             22            31            75            150
                                      -------       -------        -------        ------        ------         ------
  Net Investment Income (Loss)...         (31)        2,266          1,703         1,179         1,971          4,238
                                      -------       -------        -------        ------        ------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..................       2,114          (626)        (1,606)          (82)           --             --
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period............      (1,162)       (2,680)         1,157           829            --             --
                                      -------       -------        -------        ------        ------         ------
  Net Gain (Loss) on
    Investments..................         952        (3,306)          (449)          747            --             --
                                      -------       -------        -------        ------        ------         ------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.....................     $   921       $(1,040)       $ 1,254        $1,926        $1,971         $4,238
                                      =======       =======        =======        ======        ======         ======

                                         RUSSELL MULTI-
                                     STYLE EQUITY DIVISION
                                   --------------------------
                                   SIX MONTHS
                                      ENDED
                                    JUNE 30,      YEAR ENDED
                                      2001       DECEMBER 31,
           (CONTINUED)             (UNAUDITED)       2000
---------------------------------  --------------------------
INVESTMENT INCOME
  Dividend Income................    $   855       $   989
  Mortality and Expense Risks....         57           105
  Taxes..........................         33            45
                                     -------       -------
  Net Investment Income (Loss)...        765           839
                                     -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..................      3,974          (121)
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period............     (8,545)       (5,159)
                                     -------       -------
  Net Gain (Loss) on
    Investments..................     (4,571)       (5,280)
                                     -------       -------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.....................    $(3,806)      $(4,441)
                                     =======       =======

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

Variable Life Account Financial Statements

      RUSSELL AGGRESSIVE                RUSSELL NON-                      RUSSELL                         RUSSELL
       EQUITY DIVISION                 U.S. DIVISION          REAL ESTATE SECURITIES DIVISION        CORE BOND DIVISION
------------------------------   --------------------------   --------------------------------   --------------------------
    SIX MONTHS                   SIX MONTHS                     SIX MONTHS                       SIX MONTHS
       ENDED                        ENDED                         ENDED                             ENDED
     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED       JUNE 30,        YEAR ENDED       JUNE 30,      YEAR ENDED
       2001       DECEMBER 31,      2001       DECEMBER 31,        2001         DECEMBER 31,        2001       DECEMBER 31,
    (UNAUDITED)       2000       (UNAUDITED)       2000        (UNAUDITED)          2000         (UNAUDITED)       2000
---------------------------------------------------------------------------------------------------------------------------
      $     7       $ 1,909        $    --       $ 1,559          $ 137             $204            $ 228          $246
           27            45             35            60             13               14                7             9
           15            20             20            26              8                6                4             4
      -------       -------        -------       -------          -----             ----            -----          ----
          (35)        1,844            (55)        1,473            116              184              217           233
      -------       -------        -------       -------          -----             ----            -----          ----
        2,495            47          2,838            31           (322)               1             (147)           (8)
       (2,207)       (2,428)        (6,969)       (4,148)           964              692              149           257
      -------       -------        -------       -------          -----             ----            -----          ----
          288        (2,381)        (4,131)       (4,117)           642              693                2           249
      -------       -------        -------       -------          -----             ----            -----          ----
      $   253       $  (537)       $(4,186)      $(2,644)         $ 758             $877            $ 219          $482
      =======       =======        =======       =======          =====             ====            =====          ====

                                      Variable Life Account Financial Statements

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Changes in Equity
(in thousands)

                                                                     SMALL CAP GROWTH            AGGRESSIVE GROWTH
                                            COMBINED                  STOCK DIVISION               STOCK DIVISION
                                   --------------------------   --------------------------   --------------------------
                                   SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                      ENDED                        ENDED                        ENDED
                                    JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                      2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
                                   (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income..........  $  117,334     $   89,977      $  (127)      $   642       $  55,076      $ 28,116
  Net Realized Gain (Loss).......     111,649         15,962        7,734         1,839          26,792         3,321
  Net Change in unrealized
    Appreciation
    (Depreciation)...............    (323,733)      (155,582)      (5,924)       (5,210)       (111,857)      (23,838)
                                   ----------     ----------      -------       -------       ---------      --------
Increase (Decrease) in Equity....     (94,750)       (49,643)       1,683        (2,729)        (29,989)        7,599
                                   ----------     ----------      -------       -------       ---------      --------
EQUITY TRANSACTIONS
  Policyowners' Net Payments.....     356,809        613,832       10,179         8,148          32,451        46,622
  Policy Loans, Surrenders, and
    Death Benefits...............     (55,787)       (85,955)      (2,202)       (1,391)         (9,503)      (17,395)
  Mortality and Other (net)......     (53,404)       (91,405)      (1,810)       (1,558)         (6,335)      (10,329)
  Transfers from Other
    Divisions....................     214,475        419,640       15,084        44,208          25,195        65,880
  Transfers to Other Divisions...    (214,475)      (419,640)      (3,220)       (3,863)        (10,470)      (20,612)
                                   ----------     ----------      -------       -------       ---------      --------
Increase in Equity Derived from
  Equity Transactions............     247,618        436,472       18,031        45,544          31,338        64,166
                                   ----------     ----------      -------       -------       ---------      --------
Net Increase in Equity...........     152,868        386,829       19,714        42,815           1,349        71,765
EQUITY
  Beginning of Period............   1,600,781      1,213,952       50,377         7,562         277,825       206,060
                                   ----------     ----------      -------       -------       ---------      --------
  End of Period..................  $1,753,649     $1,600,781      $70,091       $50,377       $ 279,174      $277,825
                                   ==========     ==========      =======       =======       =========      ========

                                       FRANKLIN TEMPLETON
                                         INTERNATIONAL
                                        EQUITY DIVISION
                                   --------------------------
                                   SIX MONTHS
                                      ENDED
                                    JUNE 30,      YEAR ENDED
                                      2001       DECEMBER 31,
                                   (UNAUDITED)       2000
---------------------------------  --------------------------
OPERATIONS
  Net Investment Income..........   $ 16,081       $  9,033
  Net Realized Gain (Loss).......      3,223          1,818
  Net Change in unrealized
    Appreciation
    (Depreciation)...............    (31,328)       (12,052)
                                    --------       --------
Increase (Decrease) in Equity....    (12,024)        (1,201)
                                    --------       --------
EQUITY TRANSACTIONS
  Policyowners' Net Payments.....     20,631         32,762
  Policy Loans, Surrenders, and
    Death Benefits...............     (5,545)        (8,140)
  Mortality and Other (net)......     (4,060)        (6,157)
  Transfers from Other
    Divisions....................     15,164         28,171
  Transfers to Other Divisions...     (5,950)       (10,026)
                                    --------       --------
Increase in Equity Derived from
  Equity Transactions............     20,240         36,610
                                    --------       --------
Net Increase in Equity...........      8,216         35,409
EQUITY
  Beginning of Period............    157,917        122,508
                                    --------       --------
  End of Period..................   $166,133       $157,917
                                    ========       ========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

Variable Life Account Financial Statements

                                                                  J.P. MORGAN SELECT
          INDEX 400                                               GROWTH AND INCOME                INDEX 500
        STOCK DIVISION             GROWTH STOCK DIVISION            STOCK DIVISION               STOCK DIVISION
------------------------------   --------------------------   --------------------------   --------------------------
    SIX MONTHS                   SIX MONTHS                   SIX MONTHS                   SIX MONTHS
       ENDED                        ENDED                        ENDED                        ENDED
     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
       2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
    (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000
---------------------------------------------------------------------------------------------------------------------
      $   368       $ 2,513       $  7,164       $  6,034      $  3,846       $  5,435      $ 15,790       $ 11,764
        1,666            71         12,574          1,026         7,179          1,538        37,108          1,749

       (1,432)       (1,171)       (38,151)       (13,347)      (14,691)       (15,724)      (79,166)       (50,374)
      -------       -------       --------       --------      --------       --------      --------       --------
          602         1,413        (18,413)        (6,287)       (3,666)        (8,751)      (26,268)       (36,861)
      -------       -------       --------       --------      --------       --------      --------       --------
        4,588         3,691         26,300         37,607        16,690         29,344        53,131         85,004

         (857)         (586)        (5,654)        (9,123)       (4,387)        (6,846)      (13,034)       (20,850)
         (893)         (724)        (5,123)        (7,575)       (3,309)        (6,174)      (10,270)       (16,957)
       13,287        17,439         21,571         44,134        10,515         17,575        38,919         69,748
       (1,427)       (1,179)        (8,149)       (12,837)       (3,189)       (16,300)      (15,974)       (28,136)
      -------       -------       --------       --------      --------       --------      --------       --------
       14,698        18,641         28,945         52,206        16,320         17,599        52,772         88,809
      -------       -------       --------       --------      --------       --------      --------       --------
       15,300        20,054         10,532         45,919        12,654          8,848        26,504         51,948
       24,314         4,260        171,678        125,759       112,099        103,251       379,993        328,045
      -------       -------       --------       --------      --------       --------      --------       --------
      $39,614       $24,314       $182,210       $171,678      $124,753       $112,099      $406,497       $379,993
      =======       =======       ========       ========      ========       ========      ========       ========


         BALANCED DIVISION
---  --------------------------
     SIX MONTHS
        ENDED
      JUNE 30,      YEAR ENDED
        2001       DECEMBER 31,
     (UNAUDITED)       2000
---  --------------------------
      $ 14,485       $ 14,184
         6,027          5,358
<$i
<$d
       (24,571)       (21,229)
      --------       --------
        (4,059)        (1,687)
      --------       --------
        15,166         25,988
<$i
<$d
        (6,419)       (11,702)
        (3,282)        (5,718)
        11,541         14,233
        (5,661)       (16,597)
      --------       --------
        11,345          6,204
      --------       --------
         7,286          4,517
       192,948        188,431
      --------       --------
      $200,234       $192,948
      ========       ========

                                      Variable Life Account Financial Statements

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Changes in Equity
(in thousands)

                                     HIGH YIELD BOND DIVISION       SELECT BOND DIVISION        MONEY MARKET DIVISION
                                    --------------------------   --------------------------   --------------------------
                                    SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                       ENDED                        ENDED                        ENDED
                                     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                       2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
           (CONTINUED)              (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income...........    $   (31)      $ 2,266        $ 1,703       $ 1,179       $   1,971     $   4,238
  Net Realized Gain (Loss)........      2,114          (626)        (1,606)          (82)             --            --
  Net Change in unrealized
    Appreciation (Depreciation)...     (1,162)       (2,680)         1,157           829              --            --
                                      -------       -------        -------       -------       ---------     ---------
Increase (Decrease) in Equity.....        921        (1,040)         1,254         1,926           1,971         4,238
                                      -------       -------        -------       -------       ---------     ---------
EQUITY TRANSACTIONS
  Policyowners' Net Payments......      3,317         6,244          3,374         5,193         147,558       312,705
  Policy Loans, Surrenders, and
    Death Benefits................       (926)       (1,031)          (873)         (930)         (3,180)       (5,338)
  Mortality and Other (net).......       (661)       (1,023)          (694)         (930)        (13,527)      (30,361)
  Transfers from Other
    Divisions.....................      3,618         3,354         11,158         6,989          16,157        26,244
  Transfers to Other Divisions....     (1,692)       (3,972)        (6,080)       (3,102)       (141,642)     (287,463)
                                      -------       -------        -------       -------       ---------     ---------
Increase in Equity Derived from
  Equity Transactions.............      3,656         3,572          6,885         7,220           5,366        15,787
                                      -------       -------        -------       -------       ---------     ---------
Net Increase in Equity............      4,577         2,532          8,139         9,146           7,337        20,025
EQUITY
  Beginning of Period.............     20,497        17,965         24,473        15,327          87,426        67,401
                                      -------       -------        -------       -------       ---------     ---------
  End of Period...................    $25,074       $20,497        $32,612       $24,473       $  94,763     $  87,426
                                      =======       =======        =======       =======       =========     =========

                                       RUSSELL MULTI-STYLE
                                         EQUITY DIVISION
                                    --------------------------
                                    SIX MONTHS
                                       ENDED
                                     JUNE 30,      YEAR ENDED
                                       2001       DECEMBER 31,
           (CONTINUED)              (UNAUDITED)       2000
----------------------------------  --------------------------
OPERATIONS
  Net Investment Income...........    $   765       $   839
  Net Realized Gain (Loss)........      3,974          (121)
  Net Change in unrealized
    Appreciation (Depreciation)...     (8,545)       (5,159)
                                      -------       -------
Increase (Decrease) in Equity.....     (3,806)       (4,441)
                                      -------       -------
EQUITY TRANSACTIONS
  Policyowners' Net Payments......      9,911         9,683
  Policy Loans, Surrenders, and
    Death Benefits................     (1,292)       (1,153)
  Mortality and Other (net).......     (1,527)       (1,847)
  Transfers from Other
    Divisions.....................      9,595        30,351
  Transfers to Other Divisions....     (2,268)       (5,256)
                                      -------       -------
Increase in Equity Derived from
  Equity Transactions.............     14,419        31,778
                                      -------       -------
Net Increase in Equity............     10,613        27,337
EQUITY
  Beginning of Period.............     41,075        13,738
                                      -------       -------
  End of Period...................    $51,688       $41,075
                                      =======       =======

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

Variable Life Account Financial Statements

      RUSSELL AGGRESSIVE                  RUSSELL                RUSSELL REAL ESTATE                RUSSELL
       EQUITY DIVISION               NON-U.S. DIVISION           SECURITIES DIVISION           CORE BOND DIVISION
------------------------------   --------------------------   --------------------------   --------------------------
    SIX MONTHS                   SIX MONTHS                   SIX MONTHS                   SIX MONTHS
       ENDED                        ENDED                        ENDED                        ENDED
     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
       2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,      2001       DECEMBER 31,
    (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000       (UNAUDITED)       2000
---------------------------------------------------------------------------------------------------------------------
      $   (35)      $ 1,844        $   (55)      $ 1,473        $   116        $  184        $   217        $  233
        2,495            47          2,838            31           (322)            1           (147)           (8)

       (2,207)       (2,428)        (6,969)       (4,148)           964           692            149           257
      -------       -------        -------       -------        -------        ------        -------        ------
          253          (537)        (4,186)       (2,644)           758           877            219           482
      -------       -------        -------       -------        -------        ------        -------        ------

        3,997         3,674          5,457         5,228            991         1,150          3,068           789

         (606)         (550)          (806)         (550)          (392)          (73)          (111)         (297)
         (659)         (762)          (800)         (884)          (197)         (198)          (257)         (208)
        5,149        14,978          9,456        25,372          4,521         5,039          3,545         5,925
       (2,658)       (2,922)        (5,032)       (6,442)          (770)         (431)          (293)         (502)
      -------       -------        -------       -------        -------        ------        -------        ------

        5,223        14,418          8,275        22,724          4,153         5,487          5,952         5,707
      -------       -------        -------       -------        -------        ------        -------        ------
        5,476        13,881          4,089        20,080          4,911         6,364          6,171         6,189

       19,237         5,356         25,687         5,607          7,512         1,148          7,723         1,534
      -------       -------        -------       -------        -------        ------        -------        ------
      $24,713       $19,237        $29,776       $25,687        $12,423        $7,512        $13,894        $7,723
      =======       =======        =======       =======        =======        ======        =======        ======

                                      Variable Life Account Financial Statements

NML VARIABLE LIFE ACCOUNT
Notes to Financial Statements
June 30, 2001
(Unaudited)

NOTE 1 -- Northwestern Mutual Variable Life Account ("the Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in the Funds' shares are accounted for on the trade date. The basis for determining cost on sale of Funds' shares is identified cost. Purchase and sales of the Funds' shares for the six month period ended June 30, 2001 by each Division are shown below:

DIVISION                            PURCHASES        SALES
--------                            ---------        -----
Small Cap Growth Stock.........    $18,859,860    $   955,916
Aggressive Growth Stock........     88,929,248      2,515,446
Franklin Templeton
  International Equity.........     37,271,238        950,339
Index 400 Stock................     15,254,858        187,923
Growth Stock...................     36,742,305        634,089
J.P. Morgan Select Growth and
  Income Stock.................      0,712,538        546,046
Index 500 Stock................     72,603,454      4,041,642
Balanced.......................     27,637,666      1,808,566
High Yield Bond................      4,728,133      1,103,235
Select Bond....................     10,095,767      1,508,049
Money Market...................     41,541,428     34,203,716
Russell Multi-Style Equity.....     15,615,946        428,495
Russell Aggressive Equity......      6,029,059        839,534
Russell Non-U.S................     10,519,141      2,297,769
Russell Real Estate
  Securities...................      5,212,104        946,939
Russell Core Bond..............      6,977,419        811,089

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual. Generally, for Variable Life policies issued before October 11, 1995, and Variable Complife policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. A deduction for the mortality and expense risks for the Variable Executive Life policies issued on or after March 3, 1998 and Variable Joint Life polices issued on or after December 10, 1998 are determined monthly at an annual rate of .75% of the amount invested in the Account for the Policy for the first ten Policy years, and .30% thereafter. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for (1) sales load, (2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable Complife policies issued on or after October 11, 1995, and for Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for

Notes to Financial Statements          92
federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

NOTE 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual's equity represents any unpaid portion of net annual premiums. This applies to Variable Life and Variable Complife policies only.

                                       93          Notes to Financial Statements

NML VARIABLE LIFE ACCOUNT
Notes to Financial Statements
June 30, 2001
(Unaudited)
(in thousands, except accumulation unit values)

NOTE 8 -- Equity Values by Division are shown below:

                                                                     VARIABLE LIFE
                                                                POLICIES ISSUED BEFORE
                                                                   OCTOBER 11, 1995
                                                                      EQUITY OF:
                                                                -----------------------     TOTAL
                          DIVISION                              POLICYOWNERS      NML       EQUITY
---------------------------------------------------------------------------------------------------
Small Cap Growth Stock......................................      $  9,011      $   394    $  9,405
Aggressive Growth Stock.....................................        61,262        3,057      64,319
Franklin Templeton International Equity.....................        37,793        2,292      40,085
Index 400 Stock.............................................         4,725          182       4,907
Growth Stock................................................        29,274        1,434      30,708
J.P. Morgan Select Growth & Income Stock....................        23,214        1,299      24,513
Index 500 Stock.............................................       105,401        4,646     110,047
Balanced....................................................       132,311        4,004     136,315
High Yield Bond.............................................         4,060          263       4,323
Select Bond.................................................         8,842          394       9,236
Money Market................................................         6,787          487       7,274
Russell Multi-Style Equity..................................         3,932          195       4,127
Russell Aggressive Equity...................................         2,685          128       2,813
Russell Non-U.S. ...........................................         3,082          181       3,263
Russell Real Estate Securities..............................         2,498           87       2,585
Russell Core Bond...........................................           870           21         891
                                                                  --------      -------    --------
                                                                  $435,747      $19,064    $454,811
                                                                  ========      =======    ========

                                                                     VARIABLE COMPLIFE
                                                                POLICIES ISSUED ON OR AFTER
                                                                      OCTOBER 11, 1995
                                                                         EQUITY OF:
                                                                ----------------------------      TOTAL
                          DIVISION                               POLICYOWNERS        NML          EQUITY
----------------------------------------------------------------------------------------------------------
Small Cap Growth Stock......................................       $ 39,442        $ 17,584     $   57,026
Aggressive Growth Stock.....................................        166,526          42,207        208,733
Franklin Templeton International Equity.....................         95,686          25,214        120,900
Index 400 Stock.............................................         22,218           9,844         32,062
Growth Stock................................................        109,352          32,848        142,200
J.P. Morgan Select Growth & Income Stock....................         76,267          19,749         96,016
Index 500 Stock.............................................        214,163          62,535        276,698
Balanced....................................................         44,847          12,952         57,799
High Yield Bond.............................................         15,653           3,962         19,615
Select Bond.................................................         13,025           3,311         16,336
Money Market................................................         43,438          36,202         79,640
Russell Multi-Style Equity..................................         25,531          10,797         36,328
Russell Aggressive Equity...................................         11,942           4,986         16,928
Russell Non-U.S. ...........................................         13,960           5,849         19,809
Russell Real Estate Securities..............................          5,593           2,460          8,053
Russell Core Bond...........................................          3,156           1,127          4,283
                                                                   --------        --------     ----------
                                                                   $900,799        $291,627     $1,192,426
                                                                   ========        ========     ==========

Notes to Financial Statements          94

                                                                   VARIABLE            VARIABLE
                                                                EXECUTIVE LIFE        JOINT LIFE
                                                                POLICIES ISSUED     POLICIES ISSUED
                                                                  ON OR AFTER         ON OR AFTER
                                                                 MARCH 2, 1998     DECEMBER 10, 1998
                                                                ---------------    -----------------
                          DIVISION                               TOTAL EQUITY        TOTAL EQUITY
----------------------------------------------------------------------------------------------------
Small Cap Growth Stock......................................        $   587             $ 3,073
Aggressive Growth Stock.....................................          2,616               3,506
Franklin Templeton International Equity.....................          2,239               2,910
Index 400 Stock.............................................            640               2,006
Growth Stock................................................          4,061               5,242
J.P. Morgan Select Growth & Income Stock....................          1,460               2,765
Index 500 Stock.............................................          7,628              12,124
Balanced....................................................          2,398               3,722
High Yield Bond.............................................            715                 420
Select Bond.................................................          5,838               1,202
Money Market................................................          3,504               4,339
Russell Multi-Style Equity..................................          7,328               3,905
Russell Aggressive Equity...................................          3,658               1,315
Russell Non-U.S.............................................          4,659               2,046
Russell Real Estate Securities..............................            785               1,000
Russell Core Bond...........................................          8,261                 460
                                                                    -------             -------
                                                                    $56,377             $50,035
                                                                    =======             =======

                                       95          Notes to Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.

D IRECTORS

James D. Ericson.......................................         Chairman and Chief Executive Officer, Northwestern Mutual,
 .......................................................                                                          Milwaukee
Martin F. Stein........................................                                            Founder, Stein Optical,
 .......................................................                                                          Milwaukee
John K. MacIver........................................                     Senior Partner, Michael Best & Friedrich, LLC,
 .......................................................                                                          Milwaukee
Stephen N. Graff.......................................                               Retired Partner, Arthur Andersen LLP
 .......................................................                                                          Milwaukee
William J. Blake.......................................                                  Chairman, Blake Investment Corp.,
 .......................................................                                                          Milwaukee
William A. McIntosh....................................         Retired Division Head-U.S. Fixed Income, Salomon Brothers,
 .......................................................                                                            Chicago

O FFICERS

James D. Ericson.......................................                                                          President
Mark G. Doll...........................................                                         Vice President & Treasurer
Merrill C. Lundberg....................................                                                          Secretary
Barbara E. Courtney....................................                                                         Controller

Directors and Officers                 96

                                            The Northwestern Mutual
                                            Life Insurance Company Milwaukee, WI
                                            www.northwesternmutual.com

                                            90-1899 (07-00)(REV 7-01)


This report is submitted for the general information of owners of Northwestern Mutual Variable Life policies. This report is not authorized for distribution to prospective purchasers of variable life policies unless it is accompanied by an effective prospectus. Northwestern Mutual Variable Life policies are sold through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LCC, a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

[LOGO]Northwestern Mutual[TM]

PO BOX 3095
MILWAUKEE WI 53201-3095

CHANGE SERVICE REQUESTED